UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-21981

American Funds Target Date Retirement Series

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Steven I. Koszalka

American Funds Target Date Retirement Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

American Funds Target Date Retirement Series® Semi-annual report for the six months ended April 30, 2017

We believe high-
conviction investing
and diverse
perspectives lead
to better results.

Depending on the proximity to its target date, the fund will seek to achieve the following objectives to varying degrees: growth, income and conservation of capital. The fund will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in bond, equity income and balanced funds as it approaches and passes its target date. In this way, the fund seeks to balance total return and stability over time.

American Funds, from Capital Group, is one of the nation’s largest mutual fund families. For more than 85 years, Capital has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment for the periods ended March 31, 2017 (the most recent calendar quarter-end). Returns reflect the 5.75% maximum sales charge with all distributions reinvested. Also shown are the gross and net expense ratios as of the series prospectus dated April 7, 2017.

Class A shares	1 year	5 years	10 years	Lifetime*	Gross expense ratio	Net expense ratio

American Funds 2060 Target Date Retirement Fund®	7.94%	—	—	3.14%	0.97%	0.76%
American Funds 2055 Target Date Retirement Fund®	8.01	9.04%	—	9.53	0.77	0.77
American Funds 2050 Target Date Retirement Fund®	8.01	9.04	5.62%	5.53	0.76	0.76
American Funds 2045 Target Date Retirement Fund®	7.87	9.03	5.60	5.52	0.75	0.75
American Funds 2040 Target Date Retirement Fund®	7.61	8.95	5.57	5.49	0.76	0.76
American Funds 2035 Target Date Retirement Fund®	7.11	8.76	5.49	5.41	0.75	0.75
American Funds 2030 Target Date Retirement Fund®	5.69	8.48	5.37	5.30	0.74	0.74
American Funds 2025 Target Date Retirement Fund®	3.61	7.71	4.90	4.84	0.74	0.74
American Funds 2020 Target Date Retirement Fund®	2.30	6.56	4.34	4.29	0.72	0.72
American Funds 2015 Target Date Retirement Fund®	1.64	5.76	4.12	4.08	0.70	0.70
American Funds 2010 Target Date Retirement Fund®	1.31	5.10	3.86	3.83	0.71	0.71

*	Since February 1, 2007, for all funds except the 2060 Fund, which commenced operations on March 27, 2015, and the 2055 Fund, which commenced operations on February 1, 2010.

The target date funds invest in Class R-6 shares of the underlying funds.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect expense reimbursements, without which results would have been lower. Please see americanfunds.com for more information. The investment adviser is currently reimbursing a portion of other expenses for each share class of American Funds 2060 Target Date Fund. The reimbursement will be in effect through at least April 7, 2018, unless modified or terminated by the investment adviser. Investment results and net expense ratios reflect the reimbursement, without which the results would have been lower and the expenses would have been higher. The expense ratios include the weighted average expenses of the underlying American Funds.

For Class R share class results, visit americanfundsretirement.com.

Each target date fund is composed of a mix of the American Funds and is subject to the risks and returns of the underlying funds. Investing outside the United States involves risks such as currency fluctuations, periods of illiquidity and price volatility as more fully described in the funds’ prospectuses. These risks may be heightened in connection with investments in developing countries. Small company stocks entail additional risks, and they can fluctuate in price more than larger company stocks. Lower rated bonds are subject to greater fluctuations in value and risk of loss of income and principal than higher rated bonds. The return of principal for bond funds and for funds with underlying bond holdings is not guaranteed. Fund shares are subject to the same interest rate, inflation and credit risks associated with the underlying bond holdings. Shares of U.S. Government Securities Fund® are not guaranteed by the U.S. government. Diversification does not eliminate the risk of investing; losses are possible in diversified portfolios. Refer to the series prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.

Contents

1	Letter to investors

4	Investment approach for American Funds Target Date Retirement Series

6	Investment portfolios

22	Financial statements

31	Notes to financial statements

56	Financial highlights

Fellow investors:

It is our pleasure to present this semi-annual report for American Funds Target Date Retirement Series for the six months ended April 30, 2017.

Amid a volatile period for the financial markets, all of the funds in the series advanced, with returns ranging from 4.85% to 11.00% (as shown in the table on page 2).

Launched in 2007, our target date fund series is celebrating its 10th anniversary this year with a history of strong returns and favorable risk characteristics that have helped build and preserve wealth. For the fourth consecutive year, a number of funds in the series received Lipper Fund Awards* in recognition of their three- and five-year results. While we’re encouraged by these results and the recognition by Lipper, it is important to maintain a long-term perspective.

How the series works

The series was created by the American Funds Portfolio Oversight Committee, a group of seasoned investment professionals with varied backgrounds, diverse investment approaches and decades of experience. In creating the series, the Committee carefully selects a mix of individual American Funds, employing an objective-based process and rigorous analysis. The Committee regularly monitors each fund in the series. The mix of funds focuses on growth while retirement is at a distance and becomes more income-oriented approaching and through retirement. This gradual shift over the course of time is referred to as the “glide path” and is illustrated on page 5. The broadly diversified nature of the funds has helped them weather challenging market environments.

The economy

The U.S. economy continued its upward trajectory during the first six months of the current fiscal year. We are seeing signs of moderation in that growth cycle — a modest tempering in consumer activity and hiring, for example — but wages have improved steadily while inflation remains under control. The new administration has yet to make its mark from an economic standpoint, though there remains the potential for deregulation and lower taxes should the Republican-led Congress come to agreement on those topics.

Overseas, China’s economy remains more volatile than that of the United States and many other nations. This contributed to commodity price fluctuations throughout the period. Chinese authorities seem to be managing the situation reasonably well, though it bears watching. European economies appear to have stabilized somewhat despite hard-edged political campaigning in France, Britain and elsewhere.

The stock market

Domestically, equity markets surged and bond yields rose in the wake of the presidential election as investors anticipated the aforementioned tax cuts

*	In a near sweep of the target date fund category, 10 of the firm’s target date funds (R-6) were honored for their three- and five-year results. Based on three- and five-year consistent returns as defined by superior consistency and risk-adjusted return when compared to the Lipper Mixed-Asset Target Date Fund peer groups. The 2017 Thomson Reuters Lipper Fund Awards were awarded on March 23, 2017, and based on the periods ended November 30, 2016.

American Funds Target Date Retirement Series	1

Results at a glance

For periods ended April 30, 2017, with all distributions reinvested for Class A shares

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years		Lifetime (since 2/1/07)

American Funds 2060 Target Date Retirement Fund	10.89%	14.92%	—	—		6.80%[1]
Standard & Poor’s Target Date Through 2060+ Index	12.05	15.75	—	—		6.39
Lipper Mixed-Asset Target 2055+ Funds Index	11.50	15.51	—	—		5.80
American Funds 2055 Target Date Retirement Fund	11.00	14.93	10.69%	—		10.56	[2]
Standard & Poor’s Target Date Through 2055 Index	12.05	15.76	10.39	—		10.58
Lipper Mixed-Asset Target 2055+ Funds Index	11.50	15.51	9.55	—		9.96	[3]
American Funds 2050 Target Date Retirement Fund	10.97	14.93	10.69	6.03%		6.27
Standard & Poor’s Target Date Through 2050 Index	11.90	15.61	10.33	5.39		5.64
Lipper Mixed-Asset Target 2050 Funds Index	11.34	15.15	8.96	4.31	[3]	4.53	[3]
American Funds 2045 Target Date Retirement Fund	10.85	14.72	10.67	6.02		6.25
Standard & Poor’s Target Date Through 2045 Index	11.61	15.28	10.17	5.31		5.56
Lipper Mixed-Asset Target 2045 Funds Index	11.15	15.03	9.26	4.70	[3]	4.94	[3]
American Funds 2040 Target Date Retirement Fund	10.62	14.42	10.58	5.98		6.22
Standard & Poor’s Target Date Through 2040 Index	11.18	14.77	9.98	5.37		5.61
Lipper Mixed-Asset Target 2040 Funds Index	10.64	14.37	8.77	4.36		4.58
American Funds 2035 Target Date Retirement Fund	10.16	13.82	10.39	5.88		6.13
Standard & Poor’s Target Date Through 2035 Index	10.52	14.05	9.68	5.31		5.55
Lipper Mixed-Asset Target 2035 Funds Index	10.18	13.82	8.68	4.56	[3]	4.84	[3]
American Funds 2030 Target Date Retirement Fund	8.99	12.26	10.06	5.76		6.01
Standard & Poor’s Target Date Through 2030 Index	9.80	13.18	9.26	5.26		5.49
Lipper Mixed-Asset Target 2030 Funds Index	8.85	12.21	7.99	4.30		4.54
American Funds 2025 Target Date Retirement Fund	7.26	9.97	9.21	5.27		5.53
Standard & Poor’s Target Date Through 2025 Index	8.76	11.94	8.69	5.10		5.31
Lipper Mixed-Asset Target 2025 Funds Index	7.30	10.39	7.25	4.27	[3]	4.47	[3]
American Funds 2020 Target Date Retirement Fund	6.08	8.50	7.99	4.70		4.96
Standard & Poor’s Target Date Through 2020 Index	7.70	10.66	7.90	4.86		5.07
Lipper Mixed-Asset Target 2020 Funds Index	6.03	8.90	6.36	4.33		4.47
American Funds 2015 Target Date Retirement Fund	5.27	7.63	7.14	4.49		4.74
Standard & Poor’s Target Date Through 2015 Index	6.45	9.15	7.05	4.81		5.00
Lipper Mixed-Asset Target 2015 Funds Index	5.42	8.21	5.65	3.99		4.15
American Funds 2010 Target Date Retirement Fund	4.85	7.13	6.46	4.23		4.48
Standard & Poor’s Target Date Through 2010 Index	5.05	7.47	6.07	4.64		4.80
Lipper Mixed-Asset Target 2010 Funds Index	4.79	7.50	5.15	4.02		4.18
Standard & Poor’s 500 Composite Index	13.32	17.92	13.68	7.15		7.28
MSCI All Country World Index (ACWI) ex USA	10.37	12.59	5.13	1.12		1.73
Bloomberg Barclays U.S. Aggregate Index	–0.67	0.83	2.27	4.30		4.41

The S&P 500 is a market capitalization-weighted index based on the results of 500 widely held common stocks. The MSCI ACWI ex USA is a free float-adjusted market capitalization-weighted index designed to measure developed and emerging equity markets excluding the U.S., and its results reflect dividends net of withholding taxes. Source: MSCI. The Bloomberg Barclays U.S. Aggregate Index represents the U.S. investment-grade fixed-rate bond market. These indexes are unmanaged and, therefore, have no expenses. Investors cannot invest directly in an index. Lipper indexes track the largest funds (no more than 30) represented by one share class per fund, in the corresponding Lipper category. Lipper averages reflect the current composition of all eligible mutual funds (all share classes) within a given category. Lipper indexes and averages track target date funds in five-year increments. The S&P Target Date Style Index Series (“Through” variant), a subset of the S&P Target Date Index Series, comprises a set of multi-asset-class indexes, each corresponding to a particular target date. The “Through” variant indexes are based on funds with an asset allocation and glide path that aim to be more sensitive to longevity risk at, and beyond, the retirement date. Each index is fully investable, with varying levels of exposure to the asset classes determined during an annual survey process of target date funds’ holdings. The S&P Target Date Through Indexes (2010–2045) began on May 31, 2007. From February 1, 2007, through May 30, 2007, the related S&P Target Date Index (2010–2045) was used. The S&P Target Date Through 2050 Index began on May 30, 2008. From February 1, 2007, through May 30, 2007, the S&P Target Date 2045 Index was used. From May 31, 2007, through May 29, 2008, the S&P Target Date Through 2045 Index was used. S&P source: S&P Dow Jones Indices LLC. Bloomberg Barclays source: Bloomberg Index Services Ltd.

[1]	For the period March 27, 2015, commencement of 2060 Fund investment operations, through April 30, 2017.
[2]	For the period February 1, 2010, commencement of 2055 Fund investment operations, through April 30, 2017.
[3]	The Lipper index was not in existence for the entire period. Results shown are for the corresponding Lipper average.

2	American Funds Target Date Retirement Series

and deregulation. These expectations have lessened of late, but stocks remain strong overall. Corporate earnings were sound for the six months, further helping equities. The Standard & Poor’s 500 Composite Index, a market capitalization-weighted index based on the results of 500 widely held common stocks, rose 13.32%.

Overseas equities advanced, though areas of geopolitical or economic instability have triggered unease in some markets. The MSCI ACWI (All Country World Index) ex USA, which reflects the returns of more than 40 developed and developing country stock markets, climbed 10.37%, while the MSCI Emerging Markets Index (a measure of markets in more than 20 developing countries) gained 8.88%.

The bond market

The U.S. Federal Reserve raised the benchmark federal funds rate (the rate at which the central bank loans money to other banks) by a quarter percentage point in March — a move that lends credence to the case for continued growth and economic stability.

As inflation expectations rose, the yield on the 10-year U.S. Treasury — a widely regarded benchmark — increased nearly 50 basis points during the period. The Bloomberg Barclays U.S. Aggregate Index, which measures investment-grade U.S. bonds (rated BBB/Baa and above), fell 0.67%. This development is consistent with the Fed’s move and the rise in equities. Global bonds fared worse, with the Bloomberg Barclays Global Aggregate Index, a measure of global investment-grade bonds (rated BBB/Baa and above), slipping 1.63%.

Results for the series

Since target date funds are composed of a combination of individual American Funds, their results reflect those of the underlying funds.

For the funds’ fiscal year, domestic-oriented growth-and-income funds such as Fundamental Investors®, The Investment Company of America® and Washington Mutual Investors FundSM were key contributors to results. The results of growth funds with greater exposure to overseas markets, such as EuroPacific Growth Fund® and New World Fund®, trailed those of more U.S.-focused funds. Bond funds provided a broadly stabilizing influence.

As always, we would remind shareholders of the importance of maintaining a long-term view when considering their investments. As you can see in the table on page 2, all funds in the target date series — with the exception of the 2055 Fund, which began on February 1, 2010, and the 2060 Fund — which began on March 27, 2015, have posted positive 10-year results.

Moving forward

Looking ahead, we believe the U.S. economy will continue to expand, though there will come a point when government action — or inaction if agreements on major legislation fail to materialize — will start to have an effect on the markets. Geopolitical challenges continue to plague many areas of the world, from nuclear tensions in North Korea to the continued conflict in Syria and the potential for sweeping political change in Europe. All these issues, along with China’s increasing influence on the global economy, warrant monitoring.

With that said, we believe the market environment remains positive. Our equity investment analysts continue to find potential opportunities around the globe and across asset classes. In terms of fixed income, we believe that it is not necessary to take excessive risk to provide returns for our investors. While we may experience near-term volatility — more likely attributable to politics and policy ambiguity rather than economic fundamentals — our focus will continue to be on investing for the long term, as it has been for more than 85 years. We encourage you to take a similar view with regard to your investments.

As always, we thank you for placing your trust in American Funds. We look forward to reporting to you again in six months.

Cordially,

John H. Smet

Vice Chairman of the Board

Michael J. Downer

President

June 14, 2017

For current information about the series, visit americanfunds.com.

American Funds Target Date Retirement Series	3

Investment approach for
American Funds Target Date Retirement Series

The funds in this series are designed to balance your long-term needs for total return and stability. Each of the 11 target date funds manages risk over time, adjusting the blend of assets as its target date approaches and passes. Because maximizing growth should be a priority early in one’s investing life, the allocation to growth-oriented funds will be highest during the years furthest from retirement. As one nears and enters retirement, and there may be less time to recover from a severe stock market shock, the funds will increasingly emphasize income-oriented funds.

The chart on the following page shows the anticipated shifts in each target date fund over time. As you can see, even into retirement a fairly substantial portion will remain invested in funds that concentrate on stocks. We believe that with retirement lasting two decades or more for many people, an equity component makes sense, particularly in the early years of retirement.

What you own

Each of the target date funds is a diversified blend of American Funds, which may include growth, growth-and-income, equity-income, balanced and fixed income funds. The investment portfolios beginning on page 6 show the breakdown of American Funds in each target date fund. Although some of the target date funds have the same initial allocation, those closest to their target date will begin to shift their allocations sooner. Investment allocations and underlying funds are as of April 30, 2017. Allocation percentages and underlying funds are subject to the Portfolio Oversight Committee’s discretion and will evolve over time. Underlying funds may be added or removed during the year. For quarterly updates of the underlying fund allocations, visit americanfundsretirement.com.

Our Portfolio Oversight Committee continually monitors the funds in the series. Each target date fund will continue to be managed for approximately 30 years after the fund reaches its target date. The target date corresponds to the year an investor expects to retire and possibly start withdrawing money. The funds may be subject to an allocation approach that will not meet an investor’s retirement goals. The target allocations shown on the following page are effective as of January 1, 2017, and are subject to the Portfolio Oversight Committee’s discretion. The funds’ investment adviser anticipates that the funds will invest their assets within a range that deviates no more than 10% above or below these allocations.

4	American Funds Target Date Retirement Series

American Funds Target Date Retirement Series Glide Path

Distinguishing points of our glide path

•	The funds in the series are managed 30 years past retirement so that participants can use a single fund for their entire lives.
•	The funds have meaningful equity exposure approaching and throughout retirement to help participants manage the risk of outliving their savings.
•	The funds place a growing emphasis on dividends, with the objective of generating income and managing volatility.

American Funds Target Date Retirement Series	5

American Funds 2060 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	662,170	$19,560
EuroPacific Growth Fund, Class R-6	219,942	11,177
New Perspective Fund, Class R-6	490,854	19,561
New World Fund, Inc., Class R-6	190,319	11,177
SMALLCAP World Fund, Inc., Class R-6	377,398	19,561
The Growth Fund of America, Class R-6	421,563	19,561
The New Economy Fund, Class R-6	273,621	11,177
		111,774

Growth-and-income funds 45%
American Mutual Fund, Class R-6	581,552	22,355
Capital World Growth and Income Fund, Class R-6	409,301	19,561
Fundamental Investors, Class R-6	381,548	22,355
International Growth and Income Fund, Class R-6	358,022	11,177
The Investment Company of America, Class R-6	654,417	25,149
Washington Mutual Investors Fund, Class R-6	586,093	25,151
		125,748

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	536,964	13,972
American Funds Global Balanced Fund, Class R-6	450,267	13,972
		27,944

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	1,013,918	13,972

Total investment securities 100% (cost: $262,625,000)		279,438
Other assets less liabilities 0%		(100)

Net assets 100%		$279,338

See Notes to Financial Statements

6	American Funds Target Date Retirement Series

American Funds 2055 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	4,174,188	$123,306
EuroPacific Growth Fund, Class R-6	1,389,756	70,627
New Perspective Fund, Class R-6	3,101,457	123,593
New World Fund, Inc., Class R-6	1,199,418	70,442
SMALLCAP World Fund, Inc., Class R-6	2,379,038	123,306
The Growth Fund of America, Class R-6	2,657,504	123,308
The New Economy Fund, Class R-6	1,730,383	70,686
		705,268

Growth-and-income funds 45%
American Mutual Fund, Class R-6	3,669,395	141,052
Capital World Growth and Income Fund, Class R-6	2,582,531	123,419
Fundamental Investors, Class R-6	2,407,434	141,052
International Growth and Income Fund, Class R-6	2,259,386	70,538
The Investment Company of America, Class R-6	4,129,156	158,683
Washington Mutual Investors Fund, Class R-6	3,698,054	158,683
		793,427

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	3,387,949	88,154
American Funds Global Balanced Fund, Class R-6	2,840,934	88,154
		176,308

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	6,399,758	88,189

Total investment securities 100% (cost: $1,619,834,000)		1,763,192
Other assets less liabilities 0%		(712)

Net assets 100%		$1,762,480

See Notes to Financial Statements

American Funds Target Date Retirement Series	7

American Funds 2050 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	9,508,476	$280,880
EuroPacific Growth Fund, Class R-6	3,172,657	161,234
New Perspective Fund, Class R-6	7,080,277	282,149
New World Fund, Inc., Class R-6	2,738,137	160,811
SMALLCAP World Fund, Inc., Class R-6	5,419,326	280,884
The Growth Fund of America, Class R-6	6,055,889	280,993
The New Economy Fund, Class R-6	3,950,268	161,369
		1,608,320

Growth-and-income funds 45%
American Mutual Fund, Class R-6	8,367,049	321,629
Capital World Growth and Income Fund, Class R-6	5,889,721	281,470
Fundamental Investors, Class R-6	5,489,493	321,629
International Growth and Income Fund, Class R-6	5,155,567	160,957
The Investment Company of America, Class R-6	9,415,492	361,838
Washington Mutual Investors Fund, Class R-6	8,432,472	361,837
		1,809,360

Equity-income and Balanced funds 10%
American Balanced Fund, Class R-6	7,726,364	201,040
American Funds Global Balanced Fund, Class R-6	6,478,891	201,040
		402,080

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	14,589,260	201,040

Total investment securities 100% (cost: $3,576,454,000)		4,020,800
Other assets less liabilities 0%		(1,393)

Net assets 100%		$4,019,407

See Notes to Financial Statements

8	American Funds Target Date Retirement Series

American Funds 2045 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	11,661,562	$344,483
EuroPacific Growth Fund, Class R-6	3,905,686	198,487
New Perspective Fund, Class R-6	8,716,147	347,338
New World Fund, Inc., Class R-6	3,370,773	197,966
SMALLCAP World Fund, Inc., Class R-6	6,658,834	345,127
The Growth Fund of America, Class R-6	7,455,079	345,916
The New Economy Fund, Class R-6	4,862,962	198,652
		1,977,969

Growth-and-income funds 43%
American Mutual Fund, Class R-6	9,630,305	370,189
Capital World Growth and Income Fund, Class R-6	6,729,909	321,622
Fundamental Investors, Class R-6	6,318,561	370,205
International Growth and Income Fund, Class R-6	6,346,740	198,145
The Investment Company of America, Class R-6	10,918,228	419,587
Washington Mutual Investors Fund, Class R-6	9,778,575	419,598
		2,099,346

Equity-income and Balanced funds 12%
American Balanced Fund, Class R-6	10,438,690	271,615
American Funds Global Balanced Fund, Class R-6	7,957,133	246,910
Capital Income Builder, Class R-6	816,769	49,267
The Income Fund of America, Class R-6	2,203,529	49,271
		617,063

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	17,895,141	246,595

Total investment securities 100% (cost: $4,411,442,000)		4,940,973
Other assets less liabilities 0%		(1,817)

Net assets 100%		$4,939,156

See Notes to Financial Statements

American Funds Target Date Retirement Series	9

American Funds 2040 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 40%
AMCAP Fund, Class R-6	17,853,438	$527,390
EuroPacific Growth Fund, Class R-6	5,979,468	303,876
New Perspective Fund, Class R-6	13,344,112	531,763
New World Fund, Inc., Class R-6	5,160,534	303,078
SMALLCAP World Fund, Inc., Class R-6	10,194,439	528,378
The Growth Fund of America, Class R-6	11,413,462	529,585
The New Economy Fund, Class R-6	7,445,023	304,129
		3,028,199

Growth-and-income funds 38%
American Mutual Fund, Class R-6	12,762,279	490,582
Capital World Growth and Income Fund, Class R-6	8,718,137	416,640
Fundamental Investors, Class R-6	8,372,896	490,568
International Growth and Income Fund, Class R-6	8,502,055	265,434
The Investment Company of America, Class R-6	14,730,813	566,105
Washington Mutual Investors Fund, Class R-6	14,075,410	603,976
		2,833,305

Equity-income and Balanced funds 17%
American Balanced Fund, Class R-6	17,417,258	453,197
American Funds Global Balanced Fund, Class R-6	13,386,114	415,371
Capital Income Builder, Class R-6	3,753,471	226,409
The Income Fund of America, Class R-6	10,125,642	226,410
		1,321,387

Fixed income funds 5%
U.S. Government Securities Fund, Class R-6	27,336,628	376,699

Total investment securities 100% (cost: $6,706,029,000)		7,559,590
Other assets less liabilities 0%		(2,580)

Net assets 100%		$7,557,010

See Notes to Financial Statements

10	American Funds Target Date Retirement Series

American Funds 2035 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 38%
AMCAP Fund, Class R-6	18,564,952	$548,409
EuroPacific Growth Fund, Class R-6	6,694,783	340,229
New Perspective Fund, Class R-6	14,943,386	595,494
New World Fund, Inc., Class R-6	5,062,142	297,299
SMALLCAP World Fund, Inc., Class R-6	10,600,719	549,435
The Growth Fund of America, Class R-6	11,868,323	550,690
The New Economy Fund, Class R-6	7,295,393	298,017
		3,179,573

Growth-and-income funds 35%
American Mutual Fund, Class R-6	13,194,310	507,189
Capital World Growth and Income Fund, Class R-6	8,876,165	424,192
Fundamental Investors, Class R-6	8,657,694	507,254
International Growth and Income Fund, Class R-6	8,161,529	254,803
The Investment Company of America, Class R-6	15,399,230	591,792
Washington Mutual Investors Fund, Class R-6	15,766,151	676,526
		2,961,756

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	19,508,183	507,603
American Funds Global Balanced Fund, Class R-6	16,358,862	507,616
Capital Income Builder, Class R-6	5,607,583	338,249
The Income Fund of America, Class R-6	15,128,205	338,267
		1,691,735

Fixed income funds 7%
American Funds Inflation Linked Bond Fund, Class R-6	8,567,818	84,051
U.S. Government Securities Fund, Class R-6	39,891,016	549,698
		633,749

Total investment securities 100% (cost: $7,555,140,000)		8,466,813
Other assets less liabilities 0%		(3,141)

Net assets 100%		$8,463,672

American Funds Target Date Retirement Series	11

American Funds 2035 Target Date Retirement Fund

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2017, appear below.

								Value of
					Net realized	Net unrealized	Dividend	affiliate at
	Beginning			Ending	gain	depreciation	income	4/30/2017
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
U.S. Government Securities Fund, Class R-6	27,771,676	12,119,340	—	39,891,016	$—	$(9,508)	$3,647	$549,698

See Notes to Financial Statements

12	American Funds Target Date Retirement Series

American Funds 2030 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 28%
AMCAP Fund, Class R-6	19,133,252	$565,196
EuroPacific Growth Fund, Class R-6	7,847,198	398,795
New Perspective Fund, Class R-6	17,185,610	684,847
New World Fund, Inc., Class R-6	4,008,638	235,427
SMALLCAP World Fund, Inc., Class R-6	10,058,605	521,337
The Growth Fund of America, Class R-6	12,241,574	568,009
The New Economy Fund, Class R-6	4,685,938	191,421
		3,165,032

Growth-and-income funds 35%
American Mutual Fund, Class R-6	17,656,774	678,726
Capital World Growth and Income Fund, Class R-6	11,908,509	569,108
Fundamental Investors, Class R-6	11,584,036	678,709
International Growth and Income Fund, Class R-6	10,928,722	341,195
The Investment Company of America, Class R-6	20,620,069	792,429
Washington Mutual Investors Fund, Class R-6	21,117,039	906,132
		3,966,299

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	26,091,547	678,902
American Funds Global Balanced Fund, Class R-6	21,877,522	678,860
Capital Income Builder, Class R-6	7,485,018	451,496
The Income Fund of America, Class R-6	20,192,141	451,496
		2,260,754

Fixed income funds 17%
American Funds Inflation Linked Bond Fund, Class R-6	34,510,336	338,546
American Funds Mortgage Fund, Class R-6	27,794,145	281,833
Capital World Bond Fund, Class R-6	14,405,520	281,484
Intermediate Bond Fund of America, Class R-6	16,756,289	224,869
U.S. Government Securities Fund, Class R-6	61,790,431	851,472
		1,978,204

Total investment securities 100% (cost: $10,212,710,000)		11,370,289
Other assets less liabilities 0%		(3,730)

Net assets 100%		$11,366,559

American Funds Target Date Retirement Series	13

American Funds 2030 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2017, appear below.

						Net unrealized		Value of
					Net realized	(depreciation)	Dividend	affiliates at
	Beginning			Ending	gain	appreciation	income	4/30/2017
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
U.S. Government Securities Fund, Class R-6	46,373,538	15,416,893	—	61,790,431	$—	$(16,314)	$5,866	$851,472
American Funds Global Balanced Fund, Class R-6	17,307,442	4,570,080	—	21,877,522	—	27,832	5,933	678,860
American Funds Inflation Linked Bond Fund, Class R-6	24,294,331	10,216,005	—	34,510,336	—	(899)	2,723	338,546
American Funds Mortgage Fund, Class R-6	16,748,933	11,045,212	—	27,794,145	—	(2,182)	1,910	281,833
					$—	$8,437	$16,432	$2,150,711

See Notes to Financial Statements

14	American Funds Target Date Retirement Series

American Funds 2025 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 18%
AMCAP Fund, Class R-6	14,111,457	$416,852
EuroPacific Growth Fund, Class R-6	6,196,048	314,883
New Perspective Fund, Class R-6	13,234,805	527,407
New World Fund, Inc., Class R-6	1,037,214	60,916
SMALLCAP World Fund, Inc., Class R-6	3,445,388	178,575
The Growth Fund of America, Class R-6	7,959,530	369,322
		1,867,955

Growth-and-income funds 32%
American Mutual Fund, Class R-6	16,493,552	634,012
Capital World Growth and Income Fund, Class R-6	11,169,978	533,813
Fundamental Investors, Class R-6	9,949,337	582,932
International Growth and Income Fund, Class R-6	8,584,796	268,017
The Investment Company of America, Class R-6	17,922,353	688,756
Washington Mutual Investors Fund, Class R-6	17,250,453	740,217
		3,447,747

Equity-income and Balanced funds 20%
American Balanced Fund, Class R-6	24,452,007	636,241
American Funds Global Balanced Fund, Class R-6	20,503,567	636,226
Capital Income Builder, Class R-6	7,027,222	423,882
The Income Fund of America, Class R-6	18,957,156	423,882
		2,120,231
Fixed income funds 30%
American Funds Inflation Linked Bond Fund, Class R-6	48,649,857	477,255
American Funds Mortgage Fund, Class R-6	52,302,258	530,345
Capital World Bond Fund, Class R-6	27,141,499	530,345
Intermediate Bond Fund of America, Class R-6	51,387,056	689,614
The Bond Fund of America, Class R-6	20,563,482	264,858
U.S. Government Securities Fund, Class R-6	50,044,272	689,610
		3,182,027

Total investment securities 100% (cost: $9,692,982,000)		10,617,960
Other assets less liabilities 0%		(4,414)

Net assets 100%		$10,613,546

American Funds Target Date Retirement Series	15

American Funds 2025 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2017, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Net realized gain (000)	Net unrealized (depreciation) appreciation (000)	Dividend income (000)	Value of affiliates at 4/30/2017 (000)
U.S. Government Securities Fund, Class R-6	38,439,874	11,604,398	—	50,044,272	$—	$(12,675)	$4,800	$689,610
American Funds Global Balanced Fund, Class R-6	16,554,584	3,948,983	—	20,503,567	—	26,719	5,610	636,226
American Funds Mortgage Fund, Class R-6	40,076,354	12,225,904	—	52,302,258	—	(4,985)	4,095	530,345
American Funds Inflation Linked Bond Fund, Class R-6	36,501,638	12,148,219	—	48,649,857	—	(1,687)	4,075	477,255
					$—	$7,372	$18,580	$2,333,436

See Notes to Financial Statements

16	American Funds Target Date Retirement Series

American Funds 2020 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 10%
AMCAP Fund, Class R-6	9,792,045	$289,257
EuroPacific Growth Fund, Class R-6	3,244,990	164,911
New Perspective Fund, Class R-6	8,954,233	356,826
The Growth Fund of America, Class R-6	4,397,562	204,047
		1,015,041

Growth-and-income funds 28%
American Mutual Fund, Class R-6	15,055,888	578,748
Capital World Growth and Income Fund, Class R-6	9,201,433	439,737
Fundamental Investors, Class R-6	7,449,039	436,439
International Growth and Income Fund, Class R-6	4,807,783	150,099
The Investment Company of America, Class R-6	13,893,966	533,945
Washington Mutual Investors Fund, Class R-6	12,394,217	531,836
		2,670,804

Equity-income and Balanced funds 22%
American Balanced Fund, Class R-6	18,668,516	485,755
American Funds Global Balanced Fund, Class R-6	14,320,517	444,366
Capital Income Builder, Class R-6	10,314,517	622,171
The Income Fund of America, Class R-6	27,735,328	620,162
		2,172,454
Fixed income funds 40%
American Funds Inflation Linked Bond Fund, Class R-6	59,121,934	579,986
American Funds Mortgage Fund, Class R-6	52,402,399	531,360
American High-Income Trust, Class R-6	23,082,901	240,986
Capital World Bond Fund, Class R-6	24,704,938	482,735
Intermediate Bond Fund of America, Class R-6	64,958,364	871,741
The Bond Fund of America, Class R-6	48,812,301	628,702
U.S. Government Securities Fund, Class R-6	38,560,256	531,360
		3,866,870

Total investment securities 100% (cost: $8,910,779,000)		9,725,169
Other assets less liabilities 0%		(3,024)

Net assets 100%		$9,722,145

American Funds Target Date Retirement Series	17

American Funds 2020 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2017, appear below.

								Value of
					Net realized	Net unrealized	Dividend	affiliates at
	Beginning			Ending	loss	depreciation	income	4/30/2017
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
Intermediate Bond Fund of America, Class R-6	52,068,010	12,953,078	62,724	64,958,364	$(22)	$(9,881)	$5,863	$871,741
American Funds Inflation Linked Bond Fund, Class R-6	45,948,362	13,189,261	15,689	59,121,934	(1)	(2,398)	5,059	579,986
U.S. Government Securities Fund, Class R-6	31,189,248	7,371,008	—	38,560,256	—	(10,359)	3,788	531,360
American Funds Mortgage Fund, Class R-6	41,350,095	11,052,304	—	52,402,399	—	(5,202)	4,152	531,360
					$(23)	$(27,840)	$18,862	$2,514,447

See Notes to Financial Statements

18	American Funds Target Date Retirement Series

American Funds 2015 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth funds 3%
AMCAP Fund, Class R-6	1,352,243	$39,945
New Perspective Fund, Class R-6	1,011,465	40,307
The Growth Fund of America, Class R-6	444,777	20,638
		100,890

Growth-and-income funds 25%
American Mutual Fund, Class R-6	5,993,234	230,380
Capital World Growth and Income Fund, Class R-6	3,232,599	154,486
Fundamental Investors, Class R-6	2,636,193	154,455
International Growth and Income Fund, Class R-6	1,253,250	39,126
The Investment Company of America, Class R-6	5,014,723	192,716
Washington Mutual Investors Fund, Class R-6	4,486,097	192,498
		963,661

Equity-income and Balanced funds 27%
American Balanced Fund, Class R-6	5,203,258	135,389
American Funds Global Balanced Fund, Class R-6	3,712,821	115,209
Capital Income Builder, Class R-6	6,694,688	403,823
The Income Fund of America, Class R-6	18,000,267	402,486
		1,056,907

Fixed income funds 45%
American Funds Inflation Linked Bond Fund, Class R-6	27,303,936	267,852
American Funds Mortgage Fund, Class R-6	22,625,575	229,423
American High-Income Trust, Class R-6	18,415,006	192,253
Capital World Bond Fund, Class R-6	9,770,284	190,911
Intermediate Bond Fund of America, Class R-6	25,688,767	344,743
The Bond Fund of America, Class R-6	23,786,813	306,374
U.S. Government Securities Fund, Class R-6	13,859,459	190,984
		1,722,540

Total investment securities 100% (cost: $3,542,506,000)		3,843,998
Other assets less liabilities 0%		(1,524)

Net assets 100%		$3,842,474

American Funds Target Date Retirement Series	19

American Funds 2015 Target Date Retirement Fund

Investments in affiliates

These holdings are affiliates of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of each fund’s outstanding voting shares. Further details on these holdings and related transactions during the six months ended April 30, 2017, appear below.

								Value of
					Net realized	Net unrealized	Dividend	affiliates at
	Beginning			Ending	loss	depreciation	income	4/30/2017
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
American Funds Inflation Linked Bond Fund, Class R-6	24,013,858	3,863,684	573,606	27,303,936	$(92)	$(1,521)	$2,593	$267,852
American Funds Mortgage Fund, Class R-6	19,860,484	2,853,904	88,813	22,625,575	(21)	(2,595)	1,891	229,423
					$(113)	$(4,116)	$4,484	$497,275

See Notes to Financial Statements

20	American Funds Target Date Retirement Series

American Funds 2010 Target Date Retirement Fund	unaudited
Investment portfolio April 30, 2017

Fund investments	Shares	Value (000)
Growth-and-income funds 23%
American Mutual Fund, Class R-6	3,397,323	$130,593
Capital World Growth and Income Fund, Class R-6	1,998,473	95,507
Fundamental Investors, Class R-6	1,427,421	83,632
International Growth and Income Fund, Class R-6	396,240	12,371
The Investment Company of America, Class R-6	2,794,299	107,385
Washington Mutual Investors Fund, Class R-6	2,496,225	107,113
		536,601

Equity-income and Balanced funds 30%
American Balanced Fund, Class R-6	2,743,198	71,378
American Funds Global Balanced Fund, Class R-6	2,309,731	71,671
Capital Income Builder, Class R-6	4,734,412	285,580
The Income Fund of America, Class R-6	12,747,219	285,028
		713,657

Fixed income funds 47%
American Funds Inflation Linked Bond Fund, Class R-6	16,834,168	165,143
American Funds Mortgage Fund, Class R-6	13,949,855	141,451
American High-Income Trust, Class R-6	11,359,845	118,597
Capital World Bond Fund, Class R-6	6,020,551	117,642
Intermediate Bond Fund of America, Class R-6	20,292,359	272,323
Short-Term Bond Fund of America, Class R-6	5,883,527	58,600
The Bond Fund of America, Class R-6	14,695,573	189,279
U.S. Government Securities Fund, Class R-6	4,501,650	62,033
		1,125,068

Total investment securities 100% (cost: $2,263,319,000)		2,375,326
Other assets less liabilities 0%		(831)

Net assets 100%		$2,374,495

Investments in affiliates

This holding is an affiliate of the fund under the Investment Company Act of 1940 since the fund holds 5% or more of its outstanding voting shares. Further details on this holding and related transactions during the six months ended April 30, 2017, appear below.

								Value of
					Net realized	Net unrealized	Dividend	affiliate at
	Beginning			Ending	loss	depreciation	income	4/30/2017
	shares	Additions	Reductions	shares	(000)	(000)	(000)	(000)
American Funds Inflation Linked Bond Fund, Class R-6	14,443,045	2,677,399	286,276	16,834,168	$(13)	$(846)	$1,565	$165,143

See Notes to Financial Statements

American Funds Target Date Retirement Series	21

Financial statements

Statements of assets and liabilities
at April 30, 2017

	2060 Fund		2055 Fund	2050 Fund	2045 Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$279,438		$1,763,192	$4,020,800	$4,940,973
Affiliated issuers	—		—	—	—
Cash	—		—	—	—
Receivables for:
Sales of investments	—		—	—	—
Sales of fund’s shares	1,607		6,142	11,378	11,509
Dividends	18		116	266	328
Total assets	281,063		1,769,450	4,032,444	4,952,810

Liabilities:
Payables for:
Purchases of investments	1,014		4,888	8,363	8,496
Repurchases of fund’s shares	614		1,379	3,220	3,320
Services provided by related parties	97		700	1,444	1,827
Trustees’ deferred compensation	—	*	3	10	11
Total liabilities	1,725		6,970	13,037	13,654
Net assets at April 30, 2017	$279,338		$1,762,480	$4,019,407	$4,939,156

Net assets consist of:
Capital paid in on shares of beneficial interest	$259,732		$1,590,205	$3,506,724	$4,326,258
(Distributions in excess of) undistributed net investment income	(222)		1,896	5,027	6,469
Undistributed net realized gain	3,015		27,021	63,310	76,898
Net unrealized appreciation	16,813		143,358	444,346	529,531
Net assets at April 30, 2017	$279,338		$1,762,480	$4,019,407	$4,939,156

Investment securities, at cost:
Unaffiliated issuers	$262,625		$1,619,834	$3,576,454	$4,411,442
Affiliated issuers	—		—	—	—
Investment securities, at cost	$262,625		$1,619,834	$3,576,454	$4,411,442

*	Amount less than one thousand.

See Notes to Financial Statements

22	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2040 Fund	2035 Fund	2030 Fund	2025 Fund	2020 Fund	2015 Fund	2010 Fund

$7,559,590	$7,917,115	$9,219,578	$8,284,524	$7,210,722	$3,346,723	$2,210,183
—	549,698	2,150,711	2,333,436	2,514,447	497,275	165,143
—	—	—	—	—	—	162

—	—	—	—	—	—	1,269
17,086	21,243	28,395	30,114	23,896	8,721	4,650
501	729	1,807	3,016	4,839	2,506	1,627
7,577,177	8,488,785	11,400,491	10,651,090	9,753,904	3,855,225	2,383,034

11,861	15,215	16,730	25,327	14,899	4,552	1,627
5,708	6,777	13,233	8,285	13,430	6,675	6,082
2,579	3,098	3,937	3,899	3,394	1,501	814
19	23	32	33	36	23	16
20,167	25,113	33,932	37,544	31,759	12,751	8,539
$7,557,010	$8,463,672	$11,366,559	$10,613,546	$9,722,145	$3,842,474	$2,374,495

$6,579,536	$7,420,190	$10,037,752	$9,543,094	$8,781,083	$3,494,333	$2,240,340

11,745	13,366	20,080	20,443	26,676	13,664	9,994
112,168	118,443	151,148	125,031	99,996	32,985	12,154
853,561	911,673	1,157,579	924,978	814,390	301,492	112,007
$7,557,010	$8,463,672	$11,366,559	$10,613,546	$9,722,145	$3,842,474	$2,374,495

$6,706,029	$6,997,537	$8,073,752	$7,375,279	$6,395,002	$3,053,602	$2,103,499
—	557,603	2,138,958	2,317,703	2,515,777	488,904	159,820
$6,706,029	$7,555,140	$10,212,710	$9,692,982	$8,910,779	$3,542,506	$2,263,319

American Funds Target Date Retirement Series	23

Statements of assets and liabilities
at April 30, 2017

		2060 Fund	2055 Fund	2050 Fund	2045 Fund

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized

Class A:	Net assets	$55,379	$316,817	$674,192	$792,185
	Shares outstanding	4,976	18,618	49,225	56,578
	Net asset value per share	$11.13	$17.02	$13.70	$14.00
Class B:	Net assets	$11	$11	$11	$11
	Shares outstanding	1	1	1	1
	Net asset value per share	$11.16	$17.14	$13.71	$13.93
Class C:	Net assets	$9,310	$28,386	$45,608	$51,788
	Shares outstanding	844	1,692	3,387	3,759
	Net asset value per share	$11.04	$16.77	$13.47	$13.78
Class T:	Net assets	$10	$10	$10	$10
	Shares outstanding	1	1	1	1
	Net asset value per share	$11.14	$17.02	$13.70	$14.00
Class F-1:	Net assets	$838	$4,857	$9,512	$10,524
	Shares outstanding	75	286	698	755
	Net asset value per share	$11.14	$16.95	$13.63	$13.94
Class F-2:	Net assets	$997	$1,885	$6,820	$3,962
	Shares outstanding	89	111	498	283
	Net asset value per share	$11.16	$17.02	$13.69	$14.01
Class F-3:	Net assets	$5,556	$11	$46	$79
	Shares outstanding	499	1	3	6
	Net asset value per share	$11.13	$17.03	$13.71	$14.01
Class R-1:	Net assets	$270	$2,293	$9,260	$7,740
	Shares outstanding	24	137	689	563
	Net asset value per share	$11.08	$16.71	$13.43	$13.75
Class R-2:	Net assets	$38,902	$218,741	$402,645	$546,084
	Shares outstanding	3,525	13,088	29,965	39,876
	Net asset value per share	$11.04	$16.71	$13.44	$13.69
Class R-2E:	Net assets	$1,767	$12,770	$32,248	$40,798
	Shares outstanding	159	758	2,382	2,945
	Net asset value per share	$11.10	$16.85	$13.54	$13.85
Class R-3:	Net assets	$32,104	$247,622	$545,846	$680,611
	Shares outstanding	2,894	14,686	40,265	49,147
	Net asset value per share	$11.10	$16.86	$13.56	$13.85
Class R-4:	Net assets	$32,233	$259,491	$555,757	$696,753
	Shares outstanding	2,896	15,277	40,676	49,872
	Net asset value per share	$11.13	$16.99	$13.66	$13.97
Class R-5E:	Net assets	$2,933	$24,651	$55,782	$55,359
	Shares outstanding	263	1,452	4,084	3,965
	Net asset value per share	$11.13	$16.97	$13.66	$13.96
Class R-5:	Net assets	$26,617	$160,840	$365,845	$430,629
	Shares outstanding	2,383	9,390	26,524	30,518
	Net asset value per share	$11.17	$17.13	$13.79	$14.11
Class R-6:	Net assets	$72,411	$484,095	$1,315,825	$1,622,623
	Shares outstanding	6,479	28,230	95,673	115,387
	Net asset value per share	$11.18	$17.15	$13.75	$14.06

*	Amount less than one thousand.

See Notes to Financial Statements

24	American Funds Target Date Retirement Series

unaudited

(dollars and shares in thousands, except per-share amounts)

2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund		2015 Fund	2010 Fund

$1,147,495		$1,327,373		$1,751,380		$1,931,154		$1,825,006		$984,865	$581,288
82,957		97,817		130,938		152,532		151,996		88,028	55,065
$13.83		$13.57		$13.38		$12.66		$12.01		$11.19	$10.56
$1		$1		$1		$1		$1		$10	$11
—	*	—	*	—	*	—	*	—	*	1	1
$13.77		$13.50		$13.31		$12.63		$12.02		$11.26	$10.73
$63,403		$81,023		$104,211		$120,033		$106,346		$44,825	$24,174
4,654		6,060		7,912		9,631		8,986		4,060	2,320
$13.62		$13.37		$13.17		$12.46		$11.83		$11.04	$10.42
$10		$10		$10		$10		$10		$10	$10
1		1		1		1		1		1	1
$13.84		$13.57		$13.37		$12.66		$12.01		$11.19	$10.56
$18,450		$29,203		$39,478		$32,918		$31,365		$13,972	$6,727
1,339		2,161		2,969		2,615		2,625		1,255	640
$13.77		$13.51		$13.30		$12.59		$11.95		$11.13	$10.52
$7,648		$12,116		$28,110		$36,322		$31,796		$15,922	$5,480
553		893		2,103		2,871		2,650		1,424	519
$13.83		$13.57		$13.37		$12.65		$12.00		$11.18	$10.55
$409		$1,083		$234		$8,534		$514		$74	$81
29		80		17		674		43		6	8
$13.85		$13.58		$13.38		$12.67		$12.02		$11.20	$10.56
$16,914		$16,601		$28,387		$21,170		$18,634		$11,329	$4,520
1,245		1,250		2,152		1,698		1,573		1,030	431
$13.58		$13.28		$13.19		$12.47		$11.84		$11.00	$10.49
$731,432		$900,509		$1,033,822		$1,028,811		$761,226		$312,922	$132,251
53,961		67,679		78,808		82,859		64,465		28,405	12,695
$13.55		$13.31		$13.12		$12.42		$11.81		$11.02	$10.42
$60,473		$78,170		$89,149		$104,941		$76,663		$47,695	$26,273
4,422		5,832		6,741		8,386		6,461		4,316	2,518
$13.68		$13.40		$13.22		$12.51		$11.87		$11.05	$10.43
$961,925		$1,154,283		$1,521,774		$1,471,068		$1,289,288		$537,876	$284,372
70,185		85,900		114,849		117,307		108,258		48,439	27,112
$13.71		$13.44		$13.25		$12.54		$11.91		$11.10	$10.49
$1,064,793		$1,167,013		$1,609,031		$1,477,927		$1,409,821		$470,906	$331,989
77,159		86,218		120,567		116,988		117,612		42,147	31,500
$13.80		$13.54		$13.35		$12.63		$11.99		$11.17	$10.54
$96,133		$100,956		$135,817		$123,743		$128,929		$41,624	$39,192
6,968		7,457		10,182		9,801		10,772		3,733	3,725
$13.80		$13.54		$13.34		$12.63		$11.97		$11.15	$10.52
$606,099		$681,929		$858,874		$830,415		$689,592		$229,879	$169,990
43,500		49,910		63,772		65,168		57,069		20,424	16,016
$13.93		$13.66		$13.47		$12.74		$12.08		$11.26	$10.61
$2,781,825		$2,913,402		$4,166,281		$3,426,499		$3,352,954		$1,130,565	$768,137
200,287		213,961		310,480		269,572		278,218		100,789	72,562
$13.89		$13.62		$13.42		$12.71		$12.05		$11.22	$10.59

American Funds Target Date Retirement Series	25

Statements of operations
for the six months ended April 30, 2017

	2060 Fund		2055 Fund		2050 Fund		2045 Fund

Investment income:
Income:
Dividends:
Unaffiliated issuers	$1,904		$14,854		$34,621		$43,370
Affiliated issuers	—		—		—		—
	1,904		14,854		34,621		43,370

Fees and expenses*:
Distribution services	271		1,986		4,176		5,218
Transfer agent services	114		800		1,633		2,068
Reports to shareholders	2		16		37		45
Registration statement and prospectus	177		266		363		399
Trustees’ compensation	—	†	3		8		10
Auditing and legal	—	†	—	†	1		1
Custodian	7		7		7		7
Other	—	†	2		4		4
Total fees and expenses before reimbursements	571		3,080		6,229		7,752
Less reimbursements of fees and expenses:
Transfer agent services reimbursement	—	†	—	†	—	†	—	†
Miscellaneous fee reimbursements	62		—		—		—
Total reimbursements of fees and expenses	62		—	†	—	†	—	†
Total fees and expenses after reimbursements	509		3,080		6,229		7,752
Net investment income	1,395		11,774		28,392		35,618

Net realized gain and unrealized appreciation:
Net realized gain (loss) on sale of investments:
Unaffiliated issuers	58		—		(594)		(155)
Affiliated issuers	—		—		—		—
Capital gain distributions received	3,519		29,434		68,900		83,453
Net realized gain	3,577		29,434		68,306		83,298
Net unrealized appreciation (depreciation) on investments:
Unaffiliated issuers	15,343		110,111		257,280		314,880
Affiliated issuers	—		—		—		—
Net unrealized appreciation	15,343		110,111		257,280		314,880
Net realized gain and unrealized appreciation	18,920		139,545		325,586		398,177
Net increase in net assets resulting from operations	$20,315		$151,319		$353,978		$433,795

*	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.
†	Amount less than one thousand.

See Notes to Financial Statements

26	American Funds Target Date Retirement Series

unaudited

(dollars in thousands)

2040 Fund		2035 Fund		2030 Fund		2025 Fund		2020 Fund	2015 Fund		2010 Fund

$68,511		$74,682		$89,654		$81,719		$81,314	$41,146		$26,701
—		3,647		16,432		18,580		18,862	4,484		1,565
68,511		78,329		106,086		100,299		100,176	45,630		28,266

7,487		8,898		11,440		11,506		10,279	4,680		2,456
2,929		3,486		4,392		4,413		3,827	1,693		921
70		79		107		103		98	42		26
482		548		640		606		515	300		237
15		17		23		22		21	9		5
2		2		3		2		2	1		—
7		7		7		7		7	7		7
7		8		11		10		10	4		3
10,999		13,045		16,623		16,669		14,759	6,736		3,655
—	†	—	†	—	†	—	†	— †	—	†	—	†
—		—		—		—		—	—		—
—	†	—	†	—	†	—	†	— †	—	†	—	†
10,999		13,045		16,623		16,669		14,759	6,736		3,655
57,512		65,284		89,463		83,630		85,417	38,894		24,611

(131)		—		7		(42)		(20)	1,529		153
—		—		—		—		(23)	(113)		(13)
121,568		131,050		167,823		144,294		114,883	37,785		19,785
121,437		131,050		167,830		144,252		114,840	39,201		19,925

478,574		524,019		582,850		422,261		345,413	111,151		61,816
—		(9,508)		8,437		7,372		(27,840)	(4,116)		(846)
478,574		514,511		591,287		429,633		317,573	107,035		60,970
600,012		645,561		759,116		573,885		432,413	146,236		80,895
$657,524		$710,845		$848,579		$657,515		$517,830	$185,130		$105,506

American Funds Target Date Retirement Series	27

Statements of changes in net assets

	2060 Fund		2055 Fund		2050 Fund

	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	April 30	October 31	April 30	October 31	April 30	October 31
	2017*	2016	2017*	2016	2017*	2016
Operations:
Net investment income	$1,395	$785	$11,774	$9,772	$28,392	$25,770
Net realized gain	3,577	1,669	29,434	28,929	68,306	76,351
Net unrealized appreciation (depreciation)	15,343	1,469	110,111	3,192	257,280	(1,198)
Net increase in net assets resulting from operations	20,315	3,923	151,319	41,893	353,978	100,923

Dividends and distributions paid to shareholders:
Dividends from net investment income	(1,647)	(363)	(10,381)	(4,463)	(27,504)	(11,155)
Distributions from net realized gain on investments	(2,021)	(16)	(30,812)	(24,493)	(79,968)	(79,341)
Total dividends and distributions paid to shareholders	(3,668)	(379)	(41,193)	(28,956)	(107,472)	(90,496)

Net capital share transactions	128,736	104,785	458,187	463,257	908,017	942,920

Total increase in net assets	145,383	108,329	568,313	476,194	1,154,523	953,347

Net assets:
Beginning of period	133,955	25,626	1,194,167	717,973	2,864,884	1,911,537
End of period	$279,338	$133,955	$1,762,480	$1,194,167	$4,019,407	$2,864,884
(Distributions in excess of) undistributed net investment income	$(222)	$30	$1,896	$503	$5,027	$4,139

See Notes to Financial Statements

28	American Funds Target Date Retirement Series

(dollars in thousands)

2045 Fund		2040 Fund		2035 Fund		2030 Fund		2025 Fund

Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31
2017*	2016	2017*	2016	2017*	2016	2017*	2016	2017*	2016

$35,618	$31,943	$57,512	$54,708	$65,284	$62,444	$89,463	$93,496	$83,630	$97,092
83,298	92,185	121,437	144,808	131,050	154,442	167,830	199,914	144,252	154,181
314,879	992	478,575	(4,518)	514,511	195	591,286	(3,129)	429,633	23,189
433,795	125,120	657,524	194,998	710,845	217,081	848,579	290,281	657,515	274,462

(35,144)	(13,630)	(59,102)	(27,348)	(68,324)	(27,099)	(100,460)	(46,127)	(103,265)	(48,765)
(96,991)	(94,019)	(151,711)	(159,314)	(164,132)	(201,771)	(209,888)	(270,921)	(163,746)	(278,541)
(132,135)	(107,649)	(210,813)	(186,662)	(232,456)	(228,870)	(310,348)	(317,048)	(267,011)	(327,306)
1,097,828	1,204,191	1,533,458	1,792,196	1,708,667	2,074,011	2,271,235	2,626,874	2,031,728	2,400,763
1,399,488	1,221,662	1,980,169	1,800,532	2,187,056	2,062,222	2,809,466	2,600,107	2,422,232	2,347,919

3,539,668	2,318,006	5,576,841	3,776,309	6,276,616	4,214,394	8,557,093	5,956,986	8,191,314	5,843,395
$4,939,156	$3,539,668	$7,557,010	$5,576,841	$8,463,672	$6,276,616	$11,366,559	$8,557,093	$10,613,546	$8,191,314

$6,469	$5,995	$11,745	$13,335	$13,366	$16,406	$20,080	$31,077	$20,443	$40,078

See end of statements of changes in net assets for footnote.

American Funds Target Date Retirement Series	29

Statements of changes in net assets	(dollars in thousands)

	2020 Fund		2015 Fund		2010 Fund

	Six months ended April 30 2017*	Year ended October 31 2016	Six months ended April 30 2017*	Year ended October 31 2016	Six months ended April 30 2017*	Year ended October 31 2016
Operations:
Net investment income	$85,417	$107,649	$38,894	$59,356	$24,611	$38,106
Net realized gain	114,840	130,469	39,201	45,190	19,925	16,101
Net unrealized appreciation (depreciation)	317,573	26,421	107,035	24,696	60,970	20,139
Net increase in net assets resulting from operations	517,830	264,539	185,130	129,242	105,506	74,346

Dividends and distributions paid to shareholders:
Dividends from net investment income	(109,808)	(67,371)	(56,781)	(31,966)	(37,178)	(24,021)
Distributions from net realized gain on investments	(134,363)	(171,432)	(46,033)	(118,889)	(19,336)	(53,066)
Total dividends and distributions paid to shareholders	(244,171)	(238,803)	(102,814)	(150,855)	(56,514)	(77,087)

Net capital share transactions	1,589,520	1,855,556	364,864	536,658	283,680	275,274

Total increase in net assets	1,863,179	1,881,292	447,180	515,045	332,672	272,533

Net assets:
Beginning of period	7,858,966	5,977,674	3,395,294	2,880,249	2,041,823	1,769,290
End of period	$9,722,145	$7,858,966	$3,842,474	$3,395,294	$2,374,495	$2,041,823
(Distributions in excess of) undistributed net investment income	$26,676	$51,067	$13,664	$31,551	$9,994	$22,561

*	Unaudited.

See Notes to Financial Statements

30	American Funds Target Date Retirement Series

Notes to financial statements	unaudited

1. Organization

American Funds Target Date Retirement Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The series consists of 11 funds (the “funds”) – American Funds 2060 Target Date Retirement Fund (“2060 Fund”), American Funds 2055 Target Date Retirement Fund (“2055 Fund”), American Funds 2050 Target Date Retirement Fund (“2050 Fund”), American Funds 2045 Target Date Retirement Fund (“2045 Fund”), American Funds 2040 Target Date Retirement Fund (“2040 Fund”), American Funds 2035 Target Date Retirement Fund (“2035 Fund”), American Funds 2030 Target Date Retirement Fund (“2030 Fund”), American Funds 2025 Target Date Retirement Fund (“2025 Fund”), American Funds 2020 Target Date Retirement Fund (“2020 Fund”), American Funds 2015 Target Date Retirement Fund (“2015 Fund”) and American Funds 2010 Target Date Retirement Fund (“2010 Fund”). The assets of each fund are segregated, with each fund accounted for separately.

Each fund in the series is designed for investors who plan to retire in, or close to, the year designated in the fund’s name. Depending on its proximity to its target date, each fund seeks to achieve the following objectives to varying degrees: growth, income and conservation of capital. As each fund approaches and passes its target date, it will increasingly emphasize income and conservation of capital by investing a greater portion of its assets in fixed income, equity-income and balanced funds. Each fund will attempt to achieve its investment objectives by investing in a mix of American Funds (the “underlying funds”) in different combinations and weightings. Capital Research and Management Company (“CRMC”) is the series’ investment adviser and adviser to the underlying funds.

Each fund in the series has 15 share classes consisting of seven retail share classes (Classes A, B, C, T, F-1, F-2 and F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The eight retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The funds’ share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B converts to Class A after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class T*	Up to 2.50%	None	None
Classes F-1, F-2 and F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class B and T shares of each fund are not available for purchase. Final conversion of Class B to Class A shares occurred on April 28, 2017. This share class was fully liquidated on May 5, 2017, upon the removal of seed capital invested by the fund’s investment adviser.

Holders of all share classes of each fund have equal pro rata rights to the assets, dividends and liquidation proceeds of each fund held. Each share class of each fund has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution and transfer agent services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class of each fund.

2. Significant accounting policies

Each fund in the series is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the series’ investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies in this section, as well as the valuation policies described in the next section on valuation.

American Funds Target Date Retirement Series	31

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date.

Fees and expenses — The fees and expenses of the underlying funds are not included in the fees and expenses reported for each of the funds; however, they are indirectly reflected in the valuation of each of the underlying funds. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes of each fund based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class of each fund.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on each fund’s ex-dividend date.

3. Valuation

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At April 30, 2017, all of the investment securities held by each fund were classified as Level 1.

4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Allocation risk — Investments in the fund are subject to risks related to the investment adviser’s allocation choices. The selection of the underlying funds and the allocation of the fund’s assets could cause the fund to lose value or its results to lag relevant benchmarks or other funds with similar objectives. For investors who are close to or in retirement, the fund’s equity exposure may result in investment volatility that could reduce an investor’s available retirement assets at a time when the investor has a need to withdraw funds. For investors who are farther from retirement, there is a risk the fund may invest too much in investments designed to ensure capital conservation and current income, which may prevent the investor from meeting his or her retirement goals.

Fund structure — The fund invests in underlying funds and incurs expenses related to the underlying funds. In addition, investors in the fund will incur fees to pay for certain expenses related to the operations of the fund. An investor holding the underlying funds directly and in the same proportions as the fund would incur lower overall expenses but would not receive the benefit of the portfolio management and other services provided by the fund.

32	American Funds Target Date Retirement Series

Underlying fund risks — Because the fund’s investments consist of underlying funds, the fund’s risks are directly related to the risks of the underlying funds. For this reason, it is important to understand the risks associated with investing in the underlying funds, as described below.

Market conditions — The prices of, and the income generated by, the common stocks, bonds and other securities held by the underlying funds may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental or governmental agency responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the underlying funds may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in stocks — Investing in stocks may involve larger price swings and greater potential for loss than other types of investments. As a result, the value of the underlying funds may be subject to sharp, short-term declines in value. Income provided by an underlying fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the underlying fund invests. As the fund nears its target date, a decreasing proportion of the fund’s assets will be invested in underlying funds that invest primarily in stocks. Accordingly, these risks are expected to be more significant the further the fund is removed from its target and are expected to lessen as the fund approaches its target.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by an underlying fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality debt securities. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the underlying fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The underlying funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks. These risks will be more significant as the fund approaches and passes its target date because a greater proportion of the fund’s assets will consist of underlying funds that primarily invest in bonds.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty. These risks may be increased with respect to investments in junk bonds.

Liquidity risk — Certain fund holdings may be deemed to be less liquid or illiquid because they cannot be readily sold without significantly impacting the value of the holdings. Liquidity risk may result from the lack of an active market for a holding, legal or contractual restrictions on resale or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance

American Funds Target Date Retirement Series	33

or prepay their debt before its stated maturity. This may result in the underlying fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the underlying fund’s cash available for reinvestment in higher yielding securities.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in future delivery contracts — An underlying fund may enter into contracts, such as to-be-announced contracts and mortgage dollar rolls, that involve an underlying fund selling mortgage-related securities and simultaneously contracting to repurchase similar securities for delivery at a future date at a predetermined price. This can increase the underlying fund’s market exposure, and the market price of the securities that the underlying fund contracts to repurchase could drop below their purchase price. While an underlying fund can preserve and generate capital through the use of such contracts by, for example, realizing the difference between the sale price and the future purchase price, the income generated by the underlying fund may be reduced by engaging in such transactions. In addition, these transactions may increase the turnover rate of the underlying fund.

Investing in small companies — Investing in smaller companies may pose additional risks. For example, it is often more difficult to value or dispose of small company stocks and more difficult to obtain information about smaller companies than about larger companies. Furthermore, smaller companies often have limited product lines, operating histories, markets and/or financial resources, may be dependent on one or a few key persons for management, and can be more susceptible to losses. Moreover, the prices of their stocks may be more volatile than stocks of larger, more established companies.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as the imposition of price controls or punitive taxes, that could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by an underlying fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, developing countries may have less developed legal and accounting systems than those in developed countries. The governments of these countries may be less stable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or impose punitive taxes that could adversely affect the prices of securities. In addition, the economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the underlying fund’s net asset value. Additionally, there may be increased settlement risks for transactions in local securities.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional cash securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the underlying fund to losses in excess of its initial investment. Derivatives may be difficult for the underlying fund to buy or sell at an opportune time or price and may be difficult to terminate or otherwise offset. The underlying fund’s use of derivatives may result in losses to the underlying fund, and investing in derivatives may reduce the underlying fund’s returns and increase the underlying fund’s price volatility. The underlying fund’s counterparty to a derivative transaction (including, if applicable, the underlying fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its

34	American Funds Target Date Retirement Series

financial obligations in respect of the transaction. A description of the derivative instruments in which the underlying fund may invest and the various risks associated with those derivatives is included in the underlying fund’s statement of additional information under “Description of certain securities, investment techniques and risks.”

Management — The investment adviser to the fund and to the underlying funds actively manages the underlying fund’s investments. Consequently, the underlying funds are subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause an underlying fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

American Funds Target Date Retirement Series	35

5. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2017, none of the funds had a liability for any unrecognized tax benefits. These funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, none of the funds incurred any interest or penalties.

The series, except for 2060 Fund, is not subject to examination by U.S. federal tax authorities for tax years before 2012 and by state tax authorities for tax years before 2011. 2060 Fund is not subject to examination by U.S. federal and state tax authorities for tax years before 2015, the year the fund commenced investment operations.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the funds’ most recent year-end. As of October 31, 2016, the components of distributable earnings on a tax basis for each fund were as follows (dollars in thousands):

	2060	2055	2050	2045	2040	2035
	Fund	Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income	$30	$506	$4,168	$6,005	$13,352	$16,425
Undistributed long-term capital gain	2,021	30,807	79,942	96,958	151,655	164,043

		2030	2025	2020	2015	2010
		Fund	Fund	Fund	Fund	Fund
Undistributed ordinary income		$31,133	$40,309	$51,394	$32,354	$22,577
Undistributed long-term capital gain		209,819	163,673	134,270	46,028	19,310

As of April 30, 2017, the tax basis unrealized appreciation (depreciation) and cost of investment securities for each fund were as follows (dollars in thousands):

	2060	2055	2050	2045	2040	2035
	Fund	Fund	Fund	Fund	Fund	Fund
Gross unrealized appreciation on investment securities	$16,436	$142,205	$441,929	$526,790	$850,163	$907,476
Gross unrealized depreciation on investment securities	(129)	(1,255)	(3,229)	(3,781)	(5,947)	(8,321)
Net unrealized appreciation on investment securities	16,307	140,950	438,700	523,009	844,216	899,155
Cost of investment securities	263,131	1,622,242	3,582,100	4,417,964	6,715,374	7,567,658

		2030	2025	2020	2015	2010
		Fund	Fund	Fund	Fund	Fund
Gross unrealized appreciation on investment securities		$1,155,709	$934,085	$824,717	$312,190	$112,415
Gross unrealized depreciation on investment securities		(14,737)	(28,296)	(25,143)	(17,000)	(8,197)
Net unrealized appreciation on investment securities		1,140,972	905,789	799,574	295,190	104,218
Cost of investment securities		10,229,317	9,712,171	8,925,595	3,548,808	2,271,108

36	American Funds Target Date Retirement Series

The tax character of distributions paid to shareholders was as follows (dollars in thousands):

2060 Fund

	Six months ended April 30, 2017						Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$456		$532		$988		$212		$9		$221
Class B	—	*	—	*	—	*	—	*	—	*	—	*
Class C	38		73		111		6		—	*	6
Class F-1	5		5		10		—	*	—	*	—	*
Class F-2	7		8		15		8		—	*	8
Class R-1	1		2		3		—	*	—	*	—	*
Class R-2	160		318		478		30		2		32
Class R-2E	6		9		15		—	*	—	*	—	*
Class R-3	167		250		417		36		2		38
Class R-4	204		235		439		24		1		25
Class R-5E†	13		14		27		—	*	—	*	—	*
Class R-5	143		141		284		8		—	*	8
Class R-6	447		434		881		39		2		41
Total	$1,647		$2,021		$3,668		$363		$16		$379

2055 Fund

	Six months ended April 30, 2017						Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$2,309		$6,435		$8,744		$1,379		$6,460		$7,839
Class B	—	*	—	*	—	*	—	*	1		1
Class C	56		533		589		30		401		431
Class F-1	17		41		58		4		16		20
Class F-2	16		36		52		4		15		19
Class R-1	—	*	46		46		—		54		54
Class R-2	352		4,315		4,667		105		4,266		4,371
Class R-2E	30		105		135		4		13		17
Class R-3	1,150		4,640		5,790		508		4,100		4,608
Class R-4	1,610		4,473		6,083		765		3,522		4,287
Class R-5E†	161		357		518		—	*	—	*	—	*
Class R-5	1,082		2,326		3,408		406		1,424		1,830
Class R-6	3,598		7,505		11,103		1,258		4,221		5,479
Total	$10,381		$30,812		$41,193		$4,463		$24,493		$28,956

See page 41 for footnotes.

American Funds Target Date Retirement Series	37

2050 Fund

	Six months ended April 30, 2017				Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$5,476		$15,595	$21,071	$3,016		$19,360		$22,376
Class B	—	*	1	1	—		2		2
Class C	136		923	1,059	45		708		753
Class F-1	44		107	151	7		43		50
Class F-2	61		138	199	19		88		107
Class R-1	13		223	236	—		298		298
Class R-2	842		9,117	9,959	—		11,420		11,420
Class R-2E	99		339	438	8		37		45
Class R-3	2,880		11,977	14,857	1,228		14,139		15,367
Class R-4	3,949		11,206	15,155	1,762		11,084		12,846
Class R-5E†	391		898	1,289	—	*	—	*	—	*
Class R-5	2,801		6,203	9,004	1,075		4,900		5,975
Class R-6	10,812		23,241	34,053	3,995		17,262		21,257
Total	$27,504		$79,968	$107,472	$11,155		$79,341		$90,496

2045 Fund

	Six months ended April 30, 2017				Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$6,605		$17,732	$24,337	$3,564		$21,777		$25,341
Class B	—		3	3	—		12		12
Class C	164		1,054	1,218	53		802		855
Class F-1	38		89	127	3		20		23
Class F-2	35		75	110	7		31		38
Class R-1	5		215	220	—		329		329
Class R-2	1,294		12,072	13,366	—		14,863		14,863
Class R-2E	155		510	665	7		34		41
Class R-3	3,773		14,324	18,097	1,424		15,972		17,396
Class R-4	5,158		13,827	18,985	2,188		13,197		15,385
Class R-5E†	419		924	1,343	—	*	—	*	—	*
Class R-5	3,438		7,277	10,715	1,337		5,895		7,232
Class R-6	14,060		28,889	42,949	5,047		21,087		26,134
Total	$35,144		$96,991	$132,135	$13,630		$94,019		$107,649

2040 Fund

	Six months ended April 30, 2017				Year ended October 31, 2016
Share class	Ordinary income		Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$10,171		$26,246	$36,417	$6,513		$35,525		$42,038
Class B	—		2	2	—		12		12
Class C	234		1,323	1,557	99		1,077		1,176
Class F-1	90		201	291	10		53		63
Class F-2	69		142	211	23		93		116
Class R-1	28		427	455	—		673		673
Class R-2	2,024		16,621	18,645	538		22,714		23,252
Class R-2E	263		814	1,077	21		91		112
Class R-3	5,778		20,699	26,477	2,959		25,850		28,809
Class R-4	8,563		21,837	30,400	4,266		22,739		27,005
Class R-5E†	621		1,320	1,941	—	*	—	*	—	*
Class R-5	5,093		10,368	15,461	2,418		9,829		12,247
Class R-6	26,168		51,711	77,879	10,501		40,658		51,159
Total	$59,102		$151,711	$210,813	$27,348		$159,314		$186,662

38	American Funds Target Date Retirement Series

2035 Fund

	Six months ended April 30, 2017			Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$12,116	$28,909	$41,025	$6,822		$45,558		$52,380
Class B	—	2	2	—		14		14
Class C	301	1,644	1,945	113		1,795		1,908
Class F-1	182	363	545	17		106		123
Class F-2	100	190	290	21		107		128
Class R-1	36	415	451	—		718		718
Class R-2	2,761	19,756	22,517	214		31,712		31,926
Class R-2E	398	1,071	1,469	33		168		201
Class R-3	7,466	23,909	31,375	2,846		33,683		36,529
Class R-4	9,713	22,779	32,492	4,294		28,106		32,400
Class R-5E†	723	1,424	2,147	—	*	—	*	—	*
Class R-5	6,248	11,784	18,032	2,538		12,398		14,936
Class R-6	28,280	51,886	80,166	10,201		47,406		57,607
Total	$68,324	$164,132	$232,456	$27,099		$201,771		$228,870

2030 Fund

	Six months ended April 30, 2017			Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains	Total dividends and distributions paid	Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$17,261	$36,430	$53,691	$10,629		$58,293		$68,922
Class B	—	7	7	—	*	17		17
Class C	466	1,988	2,454	199		2,083		2,282
Class F-1	272	498	770	37		180		217
Class F-2	252	427	679	53		224		277
Class R-1	86	654	740	—		1,132		1,132
Class R-2	3,874	21,770	25,644	1,048		36,423		37,471
Class R-2E	481	1,134	1,615	20		99		119
Class R-3	10,695	30,367	41,062	5,496		47,457		52,953
Class R-4	14,721	30,471	45,192	7,200		39,050		46,250
Class R-5E†	969	1,696	2,665	—	*	1		1
Class R-5	8,037	13,501	21,538	3,443		14,335		17,778
Class R-6	43,346	70,945	114,291	18,002		71,627		89,629
Total	$100,460	$209,888	$310,348	$46,127		$270,921		$317,048

See page 41 for footnotes.

American Funds Target Date Retirement Series	39

2025 Fund

	Six months ended April 30, 2017					Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$20,938	$33,266		$54,204		$12,718		$67,787		$80,505
Class B	—	2		2		—		14		14
Class C	676	1,955		2,631		279		2,620		2,899
Class F-1	276	385		661		44		219		263
Class F-2	375	487		862		114		472		586
Class R-1	100	430		530		—		933		933
Class R-2	4,783	17,858		22,641		1,691		39,061		40,752
Class R-2E	649	1,091		1,740		12		56		68
Class R-3	11,820	24,136		35,956		5,705		46,660		52,365
Class R-4	14,931	23,092		38,023		7,133		37,417		44,550
Class R-5E†	1,217	1,615		2,832		—	*	—	*	—	*
Class R-5	8,744	11,163		19,907		3,809		15,557		19,366
Class R-6	38,756	48,266		87,022		17,260		67,745		85,005
Total	$103,265	$163,746		$267,011		$48,765		$278,541		$327,306

2020 Fund

	Six months ended April 30, 2017					Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$22,515	$27,947		$50,462		$16,808		$41,988		$58,796
Class B	—	2		2		1		13		14
Class C	697	1,482		2,179		391		1,519		1,910
Class F-1	284	324		608		101		234		335
Class F-2	376	385		761		99		196		295
Class R-1	107	330		437		65		536		601
Class R-2	4,400	12,069		16,469		3,321		20,023		23,344
Class R-2E	532	705		1,237		29		64		93
Class R-3	12,183	19,191		31,374		8,504		28,260		36,764
Class R-4	16,252	19,758		36,010		10,196		24,765		34,961
Class R-5E†	1,421	1,487		2,908		—	*	—	*	—	*
Class R-5	8,265	8,375		16,640		4,599		9,136		13,735
Class R-6	42,776	42,308		85,084		23,257		44,698		67,955
Total	$109,808	$134,363		$244,171		$67,371		$171,432		$238,803

2015 Fund

	Six months ended April 30, 2017					Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$15,963	$12,837		$28,800		$10,310		$36,887		$47,197
Class B	—	—	*	—	*	—	*	3		3
Class C	418	537		955		210		1,214		1,424
Class F-1	165	122		287		46		147		193
Class F-2	244	169		413		51		144		195
Class R-1	106	163		269		30		494		524
Class R-2	2,782	4,217		6,999		1,499		13,763		15,262
Class R-2E	461	388		849		56		159		215
Class R-3	6,875	6,768		13,643		4,056		19,860		23,916
Class R-4	7,009	5,593		12,602		4,055		14,147		18,202
Class R-5E†	596	416		1,012		—	*	1		1
Class R-5	3,761	2,559		6,320		1,926		5,455		7,381
Class R-6	18,401	12,264		30,665		9,727		26,615		36,342
Total	$56,781	$46,033		$102,814		$31,966		$118,889		$150,855

40	American Funds Target Date Retirement Series

2010 Fund

	Six months ended April 30, 2017					Year ended October 31, 2016
Share class	Ordinary income	Long-term capital gains		Total dividends and distributions paid		Ordinary income		Long-term capital gains		Total dividends and distributions paid
Class A	$9,720	$5,193		$14,913		$7,559		$16,944		$24,503
Class B	—	—	*	—	*	—		3		3
Class C	263	210		473		126		464		590
Class F-1	89	44		133		16		34		50
Class F-2	105	48		153		34		63		97
Class R-1	42	45		87		26		138		164
Class R-2	1,312	1,204		2,516		837		4,055		4,892
Class R-2E	256	147		403		46		85		131
Class R-3	3,948	2,475		6,423		2,345		6,767		9,112
Class R-4	5,302	2,788		8,090		3,327		7,197		10,524
Class R-5E†	648	301		949		—	*	—	*	—	*
Class R-5	2,583	1,165		3,748		1,220		2,243		3,463
Class R-6	12,910	5,716		18,626		8,485		15,073		23,558
Total	$37,178	$19,336		$56,514		$24,021		$53,066		$77,087

*	Amount less than one thousand.
†	Class R-5E shares began investment operations on November 20, 2015.

6. Fees and transactions with related parties

CRMC, the series’ investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the series’ shares, and American Funds Service Company® (“AFS”), the series’ transfer agent. CRMC, AFD and AFS are considered related parties to the series.

Investment advisory services — The series has an investment advisory and service agreement with CRMC. CRMC receives fees from the underlying funds for investment advisory services. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Miscellaneous fee reimbursements — CRMC has agreed to reimburse a portion of miscellaneous fees and expenses of 2060 Fund during its startup period. At its discretion the adviser may elect to extend, modify or terminate the reimbursements. Fees and expenses in 2060 Fund’s statement of operations are presented gross of any reimbursement from CRMC. The amounts reimbursed by CRMC are reflected as miscellaneous fee reimbursements.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The series has plans of distribution for all share classes of each fund, except Class F-2, F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class B	1.00	1.00
Classes C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Class R-3	0.50	0.75
Classes T, F-1 and R-4	0.25	0.50

American Funds Target Date Retirement Series	41

For Class A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This share class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.30% is not exceeded. As of April 30, 2017, there were no unreimbursed expenses subject to reimbursement for any of the funds’ Class A shares.

Transfer agent services — The series has a shareholder services agreement with AFS under which the funds compensate AFS for providing transfer agent services to all of the funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the funds reimburse AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The series has an administrative services agreement with CRMC for providing administrative services to all of the funds’ share classes. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. CRMC receives administrative services fees of 0.05% of average daily net assets from the Class R-6 shares of the underlying funds for administrative services provided to the series. These fees are included in the net effective expense ratios that are provided as supplementary information in the financial highlights tables.

Class-specific expenses under the distribution services and transfer agent services agreements for the period ended April 30, 2017, were as follows (dollars in thousands):

2060 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$36	$24
Class B	— [1]	—	[1]
Class C	34	3
Class T2	—	—	[1]
Class F-1	1	—	[1]
Class F-2	Not applicable	—	[1]
Class F-3[3]	Not applicable	—	[1]
Class R-1	1	—	[1]
Class R-2	107	51
Class R-2E	3	1
Class R-3	60	18
Class R-4	29	12
Class R-5E	Not applicable	1
Class R-5	Not applicable	4
Class R-6	Not applicable	—	[1]
Total class-specific expenses	$271	$114

2055 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$298	$149
Class B	— [1]	—	[1]
Class C	122	13
Class T2	—	—	[1]
Class F-1	3	1
Class F-2	Not applicable	1
Class F-3[3]	Not applicable	—	[1]
Class R-1	10	1
Class R-2	724	339
Class R-2E	24	8
Class R-3	536	150
Class R-4	269	98
Class R-5E	Not applicable	12
Class R-5	Not applicable	28
Class R-6	Not applicable	—	[1]
Total class-specific expenses	$1,986	$800

2050 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$702	$326
Class B	— [1]	—	[1]
Class C	192	20
Class T2	—	—	[1]
Class F-1	7	3
Class F-2	Not applicable	3
Class F-3[3]	Not applicable	—	[1]
Class R-1	44	5
Class R-2	1,357	617
Class R-2E	64	20
Class R-3	1,219	334
Class R-4	591	214
Class R-5E	Not applicable	28
Class R-5	Not applicable	63
Class R-6	Not applicable	—	[1]
Total class-specific expenses	$4,176	$1,633

2045 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$767	$381
Class B	— [1]	—	[1]
Class C	223	23
Class T2	—	—	[1]
Class F-1	7	3
Class F-2	Not applicable	2
Class F-3[3]	Not applicable	—	[1]
Class R-1	41	5
Class R-2	1,842	838
Class R-2E	87	27
Class R-3	1,501	413
Class R-4	750	273
Class R-5E	Not applicable	28
Class R-5	Not applicable	76
Class R-6	Not applicable	(1)
Total class-specific expenses	$5,218	$2,068

42	American Funds Target Date Retirement Series

2040 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,196	$557
Class B	— [1]	—	[1]
Class C	273	29
Class T2	—	—	[1]
Class F-1	14	5
Class F-2	Not applicable	3
Class F-3[3]	Not applicable	—	[1]
Class R-1	83	10
Class R-2	2,494	1,128
Class R-2E	130	41
Class R-3	2,142	588
Class R-4	1,155	420
Class R-5E	Not applicable	44
Class R-5	Not applicable	106
Class R-6	Not applicable	(2)
Total class-specific expenses	$7,487	$2,929

2035 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,336	$642
Class B	— [1]	—	[1]
Class C	354	37
Class T2	—	—	[1]
Class F-1	23	9
Class F-2	Not applicable	5
Class F-3[3]	Not applicable	—	[1]
Class R-1	84	10
Class R-2	3,097	1,393
Class R-2E	169	53
Class R-3	2,569	707
Class R-4	1,266	458
Class R-5E	Not applicable	50
Class R-5	Not applicable	124
Class R-6	Not applicable	(2)
Total class-specific expenses	$8,898	$3,486

2030 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,840	$853
Class B	1	—	[1]
Class C	450	48
Class T2	—	—	[1]
Class F-1	31	13
Class F-2	Not applicable	10
Class F-3[3]	Not applicable	—	[1]
Class R-1	140	17
Class R-2	3,578	1,603
Class R-2E	190	60
Class R-3	3,445	942
Class R-4	1,765	635
Class R-5E	Not applicable	64
Class R-5	Not applicable	151
Class R-6	Not applicable	(4)
Total class-specific expenses	$11,440	$4,392

2025 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$2,048	$947
Class B	— [1]	—	[1]
Class C	536	57
Class T2	—	—	[1]
Class F-1	29	12
Class F-2	Not applicable	15
Class F-3[3]	Not applicable	—
Class R-1	111	13
Class R-2	3,581	1,589
Class R-2E	226	71
Class R-3	3,335	912
Class R-4	1,640	589
Class R-5E	Not applicable	62
Class R-5	Not applicable	149
Class R-6	Not applicable	(3)
Total class-specific expenses	$11,506	$4,413

2020 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$2,154	$917
Class B	— [1]	—	[1]
Class C	470	50
Class T2	—	—	[1]
Class F-1	29	12
Class F-2	Not applicable	13
Class F-3[3]	Not applicable	—	[1]
Class R-1	96	11
Class R-2	2,752	1,201
Class R-2E	165	52
Class R-3	3,017	818
Class R-4	1,596	568
Class R-5E	Not applicable	64
Class R-5	Not applicable	125
Class R-6	Not applicable	(4)
Total class-specific expenses	$10,279	$3,827

2015 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$1,288	$516
Class B	— [1]	—	[1]
Class C	207	22
Class T2	—	—	[1]
Class F-1	13	5
Class F-2	Not applicable	7
Class F-3[3]	Not applicable	—	[1]
Class R-1	59	7
Class R-2	1,167	498
Class R-2E	105	33
Class R-3	1,292	348
Class R-4	549	193
Class R-5E	Not applicable	21
Class R-5	Not applicable	44
Class R-6	Not applicable	(1)
Total class-specific expenses	$4,680	$1,693

See page 44 for footnotes.

American Funds Target Date Retirement Series	43

2010 Fund

	Distribution	Transfer agent
Share class	services	services
Class A	$697	$302
Class B	— [1]	—	[1]
Class C	115	13
Class T2	—	—	[1]
Class F-1	6	3
Class F-2	Not applicable	3
Class F-3[3]	Not applicable	—	[1]
Class R-1	23	3
Class R-2	481	207
Class R-2E	59	18
Class R-3	684	184
Class R-4	391	137
Class R-5E	Not applicable	21
Class R-5	Not applicable	31
Class R-6	Not applicable	(1)
Total class-specific expenses	$2,456	$921

[1]	Amount less than one thousand.
[2]	Class T shares began investment operations on April 7, 2017.
[3]	Class F-3 shares began investment operations on January 27, 2017.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in shares of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected American Funds. Trustees’ compensation, shown on the accompanying financial statements, includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows (dollars in thousands):

			Increase in value of		Total trustees’
	Current fees		deferred amounts		compensation
2060 Fund	$ —	*	$—	*	$ —	*
2055 Fund	3		—	*	3
2050 Fund	7		1		8
2045 Fund	9		1		10
2040 Fund	14		1		15
2035 Fund	16		1		17
2030 Fund	21		2		23
2025 Fund	20		2		22
2020 Fund	19		2		21
2015 Fund	8		1		9
2010 Fund	5		—	*	5

*	Amount less than one thousand.

Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from any of the funds in the series.

44	American Funds Target Date Retirement Series

7. Investment transactions

The funds made purchases and sales of investment securities during the six months ended April 30, 2017, as follows (dollars in thousands):

	Purchases	Sales
2060 Fund	$137,951	$7,842
2055 Fund	458,336	—
2050 Fund	905,547	7,628
2045 Fund	1,088,958	4,081
2040 Fund	1,505,884	3,932
2035 Fund	1,673,598	—
2030 Fund	2,219,070	327
2025 Fund	1,995,129	572
2020 Fund	1,566,942	20,586
2015 Fund	424,950	86,018
2010 Fund	327,997	56,301

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

2060 Fund

			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$27,397	2,570	$988		96		$(15,037)	(1,394)	$13,348	1,272
Class B	—	—	—	[2]	—	[2]	(6)	(1)	(6)	(1)
Class C	4,622	436	111		11		(656)	(61)	4,077	386
Class T3	10	1	—		—		—	—	10	1
Class F-1	649	60	10		1		(108)	(10)	551	51
Class F-2	546	51	15		2		(199)	(19)	362	34
Class F-3[4]	5,470	499	—		—		—	—	5,470	499
Class R-1	106	10	3		—	[2]	(23)	(2)	86	8
Class R-2	21,071	1,985	478		46		(6,007)	(569)	15,542	1,462
Class R-2E	1,185	111	15		1		(79)	(7)	1,121	105
Class R-3	17,557	1,645	417		41		(7,310)	(689)	10,664	997
Class R-4	17,853	1,673	439		43		(3,747)	(352)	14,545	1,364
Class R-5E	1,994	186	27		3		(264)	(25)	1,757	164
Class R-5	25,203	2,350	283		28		(8,078)	(756)	17,408	1,622
Class R-6	49,064	4,572	881		85		(6,144)	(571)	43,801	4,086
Total net increase (decrease)	$172,727	16,149	$3,667		357		$(47,658)	(4,456)	$128,736	12,050

Year ended October 31, 2016

Class A	$45,189	4,591	$220		22		$(16,392)	(1,748)	$29,017	2,865
Class B	6	1	—	[2]	—	[2]	(2)	— [2]	4	1
Class C	4,757	485	7		—	[2]	(1,118)	(114)	3,646	371
Class F-1	437	43	—	[2]	—	[2]	(203)	(20)	234	23
Class F-2	1,244	124	8		1		(818)	(87)	434	38
Class R-1	162	16	—	[2]	—	[2]	(27)	(3)	135	13
Class R-2	21,258	2,164	32		3		(4,742)	(478)	16,548	1,689
Class R-2E	838	84	—	[2]	—	[2]	(309)	(31)	529	53
Class R-3	19,380	1,952	38		4		(4,976)	(500)	14,442	1,456
Class R-4	16,675	1,675	25		3		(3,988)	(396)	12,712	1,282
Class R-5E5	1,046	104	—		—		(47)	(5)	999	99
Class R-5	8,772	864	8		1		(1,880)	(190)	6,900	675
Class R-6	23,420	2,337	40		4		(4,275)	(420)	19,185	1,921
Total net increase (decrease)	$143,184	14,440	$378		38		$(38,777)	(3,992)	$104,785	10,486

See page 55 for footnotes.

American Funds Target Date Retirement Series	45

2055 Fund

				Reinvestments of						Net increase
	Sales[1]			dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$62,496	3,822		$8,741		554		$(43,671)	(2,680)	$27,566	1,696
Class B	4	—	[2]	—	[2]	—	[2]	(9)	— [2]	(5)	—
Class C	7,416	460		589		37		(2,782)	(173)	5,223	324
Class T3	10	1		—		—		—	—	10	1
Class F-1	3,922	239		58		4		(516)	(32)	3,464	211
Class F-2	526	32		52		3		(258)	(15)	320	20
Class F-3[4]	10	1		—		—		—	—	10	1
Class R-1	703	44		45		3		(734)	(47)	14	—	[2]
Class R-2	60,091	3,735		4,666		301		(36,082)	(2,250)	28,675	1,786
Class R-2E	9,850	611		135		9		(1,628)	(99)	8,357	521
Class R-3	74,418	4,592		5,766		369		(36,267)	(2,238)	43,917	2,723
Class R-4	81,852	5,015		6,083		386		(27,513)	(1,685)	60,422	3,716
Class R-5E	13,811	853		517		33		(832)	(51)	13,496	835
Class R-5	70,939	4,292		3,407		215		(9,304)	(565)	65,042	3,942
Class R-6	241,700	14,713		11,103		700		(51,127)	(3,129)	201,676	12,284
Total net increase (decrease)	$627,748	38,410		$41,162		2,614		$(210,723)	(12,964)	$458,187	28,060

Year ended October 31, 2016

Class A	$103,087	6,730		$7,830		518		$(41,060)	(2,667)	$69,857	4,581
Class B	5	—	[2]	1		—	[2]	(34)	(2)	(28)	(2)
Class C	11,843	788		431		29		(2,484)	(164)	9,790	653
Class F-1	1,051	68		19		1		(287)	(19)	783	50
Class F-2	1,073	71		19		1		(191)	(13)	901	59
Class R-1	1,250	83		54		4		(1,124)	(73)	180	14
Class R-2	90,707	6,044		4,369		293		(46,675)	(3,095)	48,401	3,242
Class R-2E	3,867	256		16		1		(365)	(24)	3,518	233
Class R-3	103,536	6,829		4,582		305		(43,296)	(2,858)	64,822	4,276
Class R-4	107,136	7,001		4,287		284		(31,329)	(2,051)	80,094	5,234
Class R-5E5	9,939	647		—		—		(467)	(30)	9,472	617
Class R-5	55,311	3,552		1,830		120		(17,277)	(1,104)	39,864	2,568
Class R-6	197,672	12,769		5,479		360		(67,548)	(4,398)	135,603	8,731
Total net increase (decrease)	$686,477	44,838		$28,917		1,916		$(252,137)	(16,498)	$463,257	30,256

46	American Funds Target Date Retirement Series

2050 Fund

				Reinvestments of						Net increase
	Sales[1]			dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$100,973	7,672		$21,030		1,657		$(80,579)	(6,133)	$41,424	3,196
Class B	2	—	[2]	—	[2]	—	[2]	(16)	(1)	(14)	(1)
Class C	13,286	1,025		1,060		85		(3,998)	(308)	10,348	802
Class T3	10	1		—		—		—	—	10	1
Class F-1	7,051	536		151		12		(591)	(45)	6,611	503
Class F-2	3,015	229		199		16		(1,392)	(105)	1,822	140
Class F-3[4]	44	3		—		—		—	—	44	3
Class R-1	1,963	152		236		18		(1,796)	(138)	403	32
Class R-2	91,474	7,071		9,957		798		(63,607)	(4,933)	37,824	2,936
Class R-2E	22,963	1,773		438		35		(3,886)	(295)	19,515	1,513
Class R-3	133,173	10,223		14,856		1,182		(78,158)	(6,011)	69,871	5,394
Class R-4	140,718	10,702		15,153		1,197		(51,264)	(3,922)	104,607	7,977
Class R-5E	27,099	2,084		1,289		102		(1,883)	(143)	26,505	2,043
Class R-5	141,552	10,624		9,002		705		(20,506)	(1,548)	130,048	9,781
Class R-6	499,366	37,870		34,053		2,675		(74,420)	(5,633)	458,999	34,912
Total net increase (decrease)	$1,182,689	89,965		$107,424		8,482		$(382,096)	(29,215)	$908,017	69,232

Year ended October 31, 2016

Class A	$160,595	12,964		$22,305		1,827		$(75,050)	(6,051)	$107,850	8,740
Class B	21	2		1		—	[2]	(52)	(4)	(30)	(2)
Class C	19,333	1,582		754		62		(2,588)	(212)	17,499	1,432
Class F-1	1,595	127		50		4		(241)	(20)	1,404	111
Class F-2	3,806	301		107		9		(799)	(65)	3,114	245
Class R-1	5,558	454		298		25		(4,170)	(340)	1,686	139
Class R-2	140,957	11,616		11,415		949		(91,656)	(7,525)	60,716	5,040
Class R-2E	11,322	931		44		4		(974)	(78)	10,392	857
Class R-3	195,801	16,039		15,363		1,268		(110,972)	(9,036)	100,192	8,271
Class R-4	211,486	17,113		12,845		1,054		(74,549)	(6,009)	149,782	12,158
Class R-5E5	26,494	2,138		—		—		(1,218)	(97)	25,276	2,041
Class R-5	121,631	9,596		5,974		486		(42,013)	(3,315)	85,592	6,767
Class R-6	478,624	38,387		21,258		1,737		(120,435)	(9,700)	379,447	30,424
Total net increase (decrease)	$1,377,223	111,250		$90,414		7,425		$(524,717)	(42,452)	$942,920	76,223

See page 55 for footnotes.

American Funds Target Date Retirement Series	47

2045 Fund

				Reinvestments of					Net increase
	Sales[1]			dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$115,243	8,555		$24,298	1,872		$(86,800)	(6,455)	$52,741	3,972
Class B	1	—	[2]	3	—	[2]	(139)	(10)	(135)	(10)
Class C	13,700	1,033		1,218	95		(4,926)	(370)	9,992	758
Class T3	10	1		—	—		—	—	10	1
Class F-1	8,584	638		127	10		(645)	(47)	8,066	601
Class F-2	2,027	150		109	8		(1,031)	(75)	1,105	83
Class F-3[4]	78	6		—	—		—	—	78	6
Class R-1	1,781	135		217	17		(3,671)	(276)	(1,673)	(124)
Class R-2	121,945	9,250		13,369	1,050		(80,510)	(6,121)	54,804	4,179
Class R-2E	23,747	1,792		665	52		(4,617)	(344)	19,795	1,500
Class R-3	176,702	13,271		18,094	1,408		(92,349)	(6,943)	102,447	7,736
Class R-4	171,916	12,811		18,985	1,466		(59,486)	(4,421)	131,415	9,856
Class R-5E	22,816	1,717		1,343	104		(2,395)	(179)	21,764	1,642
Class R-5	167,449	12,305		10,708	819		(26,962)	(1,989)	151,195	11,135
Class R-6	594,222	44,026		42,949	3,298		(90,947)	(6,727)	546,224	40,597
Total net increase (decrease)	$1,420,221	105,690		$132,085	10,199		$(454,478)	(33,957)	$1,097,828	81,932

Year ended October 31, 2016

Class A	$191,518	15,141		$25,292	2,025		$(79,134)	(6,247)	$137,676	10,919
Class B	27	2		11	1		(203)	(16)	(165)	(13)
Class C	23,318	1,870		852	69		(3,482)	(278)	20,688	1,661
Class F-1	1,657	131		23	2		(221)	(17)	1,459	116
Class F-2	2,302	181		38	3		(436)	(34)	1,904	150
Class R-1	4,258	342		329	27		(4,338)	(346)	249	23
Class R-2	185,495	15,013		14,846	1,209		(113,236)	(9,131)	87,105	7,091
Class R-2E	19,633	1,572		41	3		(1,815)	(142)	17,859	1,433
Class R-3	251,749	20,134		17,388	1,405		(126,870)	(10,103)	142,267	11,436
Class R-4	260,634	20,627		15,378	1,233		(79,045)	(6,251)	196,967	15,609
Class R-5E5	30,682	2,424		—	—		(1,302)	(101)	29,380	2,323
Class R-5	136,869	10,585		7,230	575		(54,181)	(4,162)	89,918	6,998
Class R-6	612,377	48,044		26,134	2,086		(159,627)	(12,595)	478,884	37,535
Total net increase (decrease)	$1,720,519	136,066		$107,562	8,638		$(623,890)	(49,423)	$1,204,191	95,281

48	American Funds Target Date Retirement Series

2040 Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$146,990	11,039	$36,364	2,834		$(120,247)	(9,036)	$63,107	4,837
Class B	5	1	2	—	[2]	(129)	(10)	(122)	(9)
Class C	16,044	1,220	1,556	123		(5,845)	(445)	11,755	898
Class T3	10	1	—	—		—	—	10	1
Class F-1	14,042	1,057	291	22		(869)	(65)	13,464	1,014
Class F-2	3,914	295	211	16		(2,092)	(156)	2,033	155
Class F-3[4]	402	29	—	—		— [2]	— [2]	402	29
Class R-1	2,485	190	451	36		(3,626)	(278)	(690)	(52)
Class R-2	146,695	11,237	18,639	1,479		(104,800)	(8,051)	60,534	4,665
Class R-2E	35,120	2,684	1,078	85		(6,149)	(467)	30,049	2,302
Class R-3	220,927	16,752	26,463	2,079		(117,558)	(8,912)	129,832	9,919
Class R-4	227,603	17,123	30,397	2,375		(81,792)	(6,176)	176,208	13,322
Class R-5E	43,749	3,319	1,941	152		(3,021)	(227)	42,669	3,244
Class R-5	222,653	16,543	15,459	1,197		(34,492)	(2,578)	203,620	15,162
Class R-6	872,688	65,421	77,879	6,051		(149,980)	(11,218)	800,587	60,254
Total net increase (decrease)	$1,953,327	146,911	$210,731	16,449		$(630,600)	(47,619)	$1,533,458	115,741

Year ended October 31, 2016

Class A	$233,276	18,589	$41,960	3,389		$(117,415)	(9,337)	$157,821	12,641
Class B	108	8	12	1		(249)	(20)	(129)	(11)
Class C	28,128	2,270	1,175	96		(4,372)	(351)	24,931	2,015
Class F-1	3,242	256	64	6		(438)	(34)	2,868	228
Class F-2	4,629	364	116	9		(1,328)	(106)	3,417	267
Class R-1	5,387	441	673	55		(6,125)	(493)	(65)	3
Class R-2	222,886	18,149	23,233	1,907		(153,170)	(12,460)	92,949	7,596
Class R-2E	30,008	2,429	112	9		(4,272)	(342)	25,848	2,096
Class R-3	318,677	25,586	28,800	2,344		(178,392)	(14,309)	169,085	13,621
Class R-4	392,066	31,254	26,994	2,184		(126,637)	(10,136)	292,423	23,302
Class R-5E5	49,078	3,911	—	—		(2,389)	(187)	46,689	3,724
Class R-5	179,339	13,961	12,244	983		(86,204)	(6,654)	105,379	8,290
Class R-6	1,071,796	84,939	51,159	4,123		(251,975)	(19,978)	870,980	69,084
Total net increase (decrease)	$2,538,620	202,157	$186,542	15,106		$(932,966)	(74,407)	$1,792,196	142,856

See page 55 for footnotes.

American Funds Target Date Retirement Series	49

2035 Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$185,354	14,180	$40,745	3,229		$(144,804)	(11,091)	$81,295	6,318
Class B	13	1	1	—	[2]	(105)	(8)	(91)	(7)
Class C	20,120	1,558	1,946	156		(7,788)	(602)	14,278	1,112
Class T3	10	1	—	—		—	—	10	1
Class F-1	23,184	1,781	545	43		(1,470)	(113)	22,259	1,711
Class F-2	6,467	495	290	23		(2,501)	(190)	4,256	328
Class F-3[4]	1,066	80	—	—		—	—	1,066	80
Class R-1	4,376	341	447	36		(6,968)	(544)	(2,145)	(167)
Class R-2	173,627	13,529	22,507	1,814		(132,846)	(10,375)	63,288	4,968
Class R-2E	43,031	3,337	1,469	117		(9,393)	(721)	35,107	2,733
Class R-3	272,498	21,045	31,374	2,508		(142,451)	(11,011)	161,421	12,542
Class R-4	273,506	20,992	32,492	2,581		(92,118)	(7,054)	213,880	16,519
Class R-5E	41,231	3,191	2,147	170		(2,797)	(214)	40,581	3,147
Class R-5	232,802	17,673	18,027	1,420		(37,177)	(2,820)	213,652	16,273
Class R-6	966,953	73,756	80,164	6,337		(187,307)	(14,280)	859,810	65,813
Total net increase (decrease)	$2,244,238	171,960	$232,154	18,434		$(767,725)	(59,023)	$1,708,667	131,371

Year ended October 31, 2016

Class A	$285,680	23,040	$52,275	4,292		$(133,609)	(10,772)	$204,346	16,560
Class B	99	9	14	1		(350)	(29)	(237)	(19)
Class C	33,249	2,726	1,907	158		(6,685)	(543)	28,471	2,341
Class F-1	3,862	309	123	10		(526)	(42)	3,459	277
Class F-2	5,755	454	128	11		(1,015)	(82)	4,868	383
Class R-1	7,033	589	718	60		(6,434)	(527)	1,317	122
Class R-2	270,411	22,332	31,914	2,661		(181,433)	(14,922)	120,892	10,071
Class R-2E	41,721	3,379	201	17		(4,051)	(321)	37,871	3,075
Class R-3	404,134	32,983	36,524	3,021		(213,868)	(17,388)	226,790	18,616
Class R-4	415,450	33,629	32,398	2,665		(136,283)	(11,051)	311,565	25,243
Class R-5E5	55,442	4,482	—	—		(2,179)	(172)	53,263	4,310
Class R-5	225,312	17,771	14,936	1,219		(99,190)	(7,765)	141,058	11,225
Class R-6	1,180,436	94,984	57,607	4,718		(297,695)	(24,073)	940,348	75,629
Total net increase (decrease)	$2,928,584	236,687	$228,745	18,833		$(1,083,318)	(87,687)	$2,074,011	167,833

50	American Funds Target Date Retirement Series

2030 Fund

			Reinvestments of				Net increase
	Sales[1]		dividends and distributions		Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$245,316	18,939	$53,602	4,274	$(184,829)	(14,268)	$114,089	8,945
Class B	11	1	7	1	(469)	(37)	(451)	(35)
Class C	26,266	2,054	2,451	198	(9,227)	(725)	19,490	1,527
Class T3	10	1	—	—	—	—	10	1
Class F-1	27,278	2,112	770	61	(2,442)	(190)	25,606	1,983
Class F-2	14,529	1,122	676	54	(3,670)	(281)	11,535	895
Class F-3[4]	230	17	—	—	— [2]	— [2]	230	17
Class R-1	4,360	342	735	59	(6,937)	(544)	(1,842)	(143)
Class R-2	203,569	16,019	25,641	2,080	(161,848)	(12,779)	67,362	5,320
Class R-2E	54,273	4,246	1,615	130	(12,310)	(956)	43,578	3,420
Class R-3	338,322	26,376	41,039	3,299	(200,705)	(15,647)	178,656	14,028
Class R-4	371,880	28,782	45,192	3,613	(145,760)	(11,294)	271,312	21,101
Class R-5E	62,993	4,919	2,664	213	(5,217)	(404)	60,440	4,728
Class R-5	324,950	24,849	21,537	1,707	(50,839)	(3,910)	295,648	22,646
Class R-6	1,325,740	102,216	114,285	9,092	(254,453)	(19,605)	1,185,572	91,703
Total net increase (decrease)	$2,999,727	231,995	$310,214	24,781	$(1,038,706)	(80,640)	$2,271,235	176,136

Year ended October 31, 2016

Class A	$373,195	30,224	$68,776	5,666	$(177,439)	(14,367)	$264,532	21,523
Class B	439	37	18	1	(416)	(34)	41	4
Class C	45,401	3,724	2,281	190	(8,701)	(706)	38,981	3,208
Class F-1	12,107	974	217	18	(2,554)	(209)	9,770	783
Class F-2	14,360	1,150	277	23	(3,112)	(250)	11,525	923
Class R-1	8,082	670	1,132	94	(7,272)	(594)	1,942	170
Class R-2	291,450	24,064	37,455	3,134	(214,207)	(17,665)	114,698	9,533
Class R-2E	46,068	3,780	119	10	(6,881)	(560)	39,306	3,230
Class R-3	474,501	38,773	52,918	4,395	(286,999)	(23,409)	240,420	19,759
Class R-4	554,777	44,945	46,249	3,819	(189,770)	(15,336)	411,256	33,428
Class R-5E5	70,062	5,678	—	—	(2,822)	(224)	67,240	5,454
Class R-5	279,645	22,115	17,778	1,457	(127,588)	(10,014)	169,835	13,558
Class R-6	1,651,715	132,984	89,629	7,371	(484,016)	(39,303)	1,257,328	101,052
Total net increase (decrease)	$3,821,802	309,118	$316,849	26,178	$(1,511,777)	(122,671)	$2,626,874	212,625

See page 55 for footnotes.

American Funds Target Date Retirement Series	51

2025 Fund

			Reinvestments of					Net increase
	Sales[1]		dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$282,152	22,893	$54,083	4,511		$(209,817)	(17,044)	$126,418	10,360
Class B	26	2	2	—	[2]	(206)	(17)	(178)	(15)
Class C	27,618	2,272	2,630	222		(11,758)	(966)	18,490	1,528
Class T3	10	1	—	—		—	—	10	1
Class F-1	22,595	1,845	661	55		(3,208)	(262)	20,048	1,638
Class F-2	20,004	1,622	858	71		(9,922)	(797)	10,940	896
Class F-3[4]	8,478	674	—	—		(1)	— [2]	8,477	674
Class R-1	3,586	297	526	45		(5,936)	(487)	(1,824)	(145)
Class R-2	200,150	16,550	22,630	1,920		(148,456)	(12,300)	74,324	6,170
Class R-2E	61,264	5,037	1,740	146		(11,113)	(911)	51,891	4,272
Class R-3	344,073	28,169	35,936	3,022		(202,430)	(16,584)	177,579	14,607
Class R-4	379,652	30,915	38,022	3,177		(161,661)	(13,133)	256,013	20,959
Class R-5E	39,149	3,193	2,832	237		(5,923)	(480)	36,058	2,950
Class R-5	304,268	24,464	19,903	1,650		(64,141)	(5,189)	260,030	20,925
Class R-6	1,177,500	95,223	87,019	7,234		(271,067)	(21,910)	993,452	80,547
Total net increase (decrease)	$2,870,525	233,157	$266,842	22,290		$(1,105,639)	(90,080)	$2,031,728	165,367

Year ended October 31, 2016

Class A	$436,892	36,756	$80,339	6,926		$(211,232)	(17,791)	$305,999	25,891
Class B	201	18	14	1		(385)	(32)	(170)	(13)
Class C	54,886	4,673	2,896	252		(10,452)	(885)	47,330	4,040
Class F-1	9,686	816	263	23		(1,901)	(159)	8,048	680
Class F-2	16,566	1,374	586	51		(2,376)	(200)	14,776	1,225
Class R-1	7,342	631	933	81		(7,914)	(669)	361	43
Class R-2	280,574	24,089	40,739	3,567		(220,622)	(18,946)	100,691	8,710
Class R-2E	58,198	4,924	67	6		(10,056)	(842)	48,209	4,088
Class R-3	505,192	42,914	52,344	4,548		(289,661)	(24,538)	267,875	22,924
Class R-4	544,636	45,903	44,546	3,847		(193,817)	(16,306)	395,365	33,444
Class R-5E5	84,625	7,130	—	—		(3,373)	(279)	81,252	6,851
Class R-5	304,940	25,070	19,356	1,660		(132,599)	(10,878)	191,697	15,852
Class R-6	1,372,355	114,840	84,992	7,308		(518,017)	(44,066)	939,330	78,082
Total net increase (decrease)	$3,676,093	309,138	$327,075	28,270		$(1,602,405)	(135,591)	$2,400,763	201,817

52	American Funds Target Date Retirement Series

2020 Fund

				Reinvestments of					Net increase
	Sales[1]			dividends and distributions			Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount	Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$240,322	20,454		$50,297	4,385		$(222,496)	(18,957)	$68,123	5,882
Class B	4	—	[2]	2	—	[2]	(229)	(19)	(223)	(19)
Class C	27,669	2,389		2,178	193		(10,253)	(886)	19,594	1,696
Class T3	10	1		—	—		—	—	10	1
Class F-1	22,499	1,926		608	53		(5,425)	(464)	17,682	1,515
Class F-2	12,261	1,042		754	66		(4,193)	(356)	8,822	752
Class F-3[4]	525	44		—	—		(17)	(1)	508	43
Class R-1	2,605	224		434	38		(5,113)	(442)	(2,074)	(180)
Class R-2	134,917	11,673		16,467	1,457		(148,034)	(12,823)	3,350	307
Class R-2E	47,813	4,118		1,237	109		(17,520)	(1,508)	31,530	2,719
Class R-3	296,975	25,491		31,342	2,754		(225,337)	(19,333)	102,980	8,912
Class R-4	367,999	31,421		36,012	3,145		(206,981)	(17,640)	197,030	16,926
Class R-5E	45,807	3,927		2,908	255		(7,832)	(668)	40,883	3,514
Class R-5	249,139	21,002		16,640	1,443		(67,428)	(5,704)	198,351	16,741
Class R-6	1,126,273	95,660		85,059	7,396		(308,378)	(26,143)	902,954	76,913
Total net increase (decrease)	$2,574,818	219,372		$243,938	21,294		$(1,229,236)	(104,944)	$1,589,520	135,722

Year ended October 31, 2016

Class A	$399,366	35,010		$58,573	5,277		$(243,560)	(21,373)	$214,379	18,914
Class B	229	21		14	1		(510)	(45)	(267)	(23)
Class C	44,557	3,957		1,910	174		(11,526)	(1,020)	34,941	3,111
Class F-1	10,924	961		335	30		(5,168)	(448)	6,091	543
Class F-2	18,302	1,588		294	27		(1,749)	(155)	16,847	1,460
Class R-1	6,682	599		601	55		(6,999)	(619)	284	35
Class R-2	226,878	20,306		23,337	2,131		(215,222)	(19,246)	34,993	3,191
Class R-2E	52,926	4,654		93	8		(11,343)	(990)	41,676	3,672
Class R-3	443,867	39,333		36,733	3,330		(317,370)	(28,103)	163,230	14,560
Class R-4	515,774	45,389		34,958	3,153		(249,857)	(22,038)	300,875	26,504
Class R-5E5	87,690	7,703		—	—		(5,124)	(445)	82,566	7,258
Class R-5	263,059	22,667		13,732	1,230		(147,281)	(12,755)	129,510	11,142
Class R-6	1,356,035	118,119		67,926	6,103		(593,530)	(52,631)	830,431	71,591
Total net increase (decrease)	$3,426,289	300,307		$238,506	21,519		$(1,809,239)	(159,868)	$1,855,556	161,958

See page 55 for footnotes.

American Funds Target Date Retirement Series	53

2015 Fund

				Reinvestments of						Net increase
	Sales[1]			dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$89,762	8,165		$28,625		2,663		$(132,118)	(12,043)	$(13,731)	(1,215)
Class B	3	—	[2]	—	[2]	—	[2]	(25)	(2)	(22)	(2)
Class C	7,154	659		954		90		(3,861)	(356)	4,247	393
Class T3	10	1		—		—		—	—	10	1
Class F-1	8,535	780		287		27		(1,546)	(142)	7,276	665
Class F-2	5,196	474		411		38		(2,392)	(217)	3,215	295
Class F-3[4]	73	6		—		—		— [2]	— [2]	73	6
Class R-1	721	67		269		25		(2,798)	(259)	(1,808)	(167)
Class R-2	54,071	4,998		6,993		659		(78,014)	(7,212)	(16,950)	(1,555)
Class R-2E	38,860	3,580		849		80		(18,925)	(1,743)	20,784	1,917
Class R-3	121,039	11,108		13,644		1,277		(122,155)	(11,207)	12,528	1,178
Class R-4	109,623	10,002		12,602		1,173		(86,693)	(7,901)	35,532	3,274
Class R-5E	14,846	1,357		1,012		95		(4,312)	(394)	11,546	1,058
Class R-5	77,691	7,014		6,320		585		(39,249)	(3,555)	44,762	4,044
Class R-6	381,288	34,629		30,665		2,847		(154,551)	(14,018)	257,402	23,458
Total net increase (decrease)	$908,872	82,840		$102,631		9,559		$(646,639)	(59,049)	$364,864	33,350

Year ended October 31, 2016

Class A	$209,430	19,525		$46,947		4,532		$(183,456)	(17,143)	$72,921	6,914
Class B	75	8		3		—	[2]	(139)	(13)	(61)	(5)
Class C	18,324	1,726		1,420		138		(7,973)	(756)	11,771	1,108
Class F-1	4,805	449		194		18		(1,205)	(113)	3,794	354
Class F-2	12,838	1,208		195		19		(3,681)	(339)	9,352	888
Class R-1	4,749	453		524		51		(4,872)	(468)	401	36
Class R-2	96,200	9,135		15,259		1,491		(121,857)	(11,537)	(10,398)	(911)
Class R-2E	37,529	3,514		214		21		(12,357)	(1,153)	25,386	2,382
Class R-3	198,791	18,718		23,915		2,322		(185,535)	(17,550)	37,171	3,490
Class R-4	207,623	19,379		18,202		1,759		(137,030)	(12,793)	88,795	8,345
Class R-5E5	31,037	2,907		—		—		(2,502)	(232)	28,535	2,675
Class R-5	109,571	10,003		7,380		709		(76,392)	(7,021)	40,559	3,691
Class R-6	513,282	47,803		36,343		3,505		(321,193)	(30,339)	228,432	20,969
Total net increase (decrease)	$1,444,254	134,828		$150,596		14,565		$(1,058,192)	(99,457)	$536,658	49,936

54	American Funds Target Date Retirement Series

2010 Fund

			Reinvestments of						Net increase
	Sales[1]		dividends and distributions				Repurchases[1]		(decrease)
Share class	Amount	Shares	Amount		Shares		Amount	Shares	Amount	Shares

Six months ended April 30, 2017

Class A	$52,120	5,030	$14,761		1,451		$(70,594)	(6,817)	$(3,713)	(336)
Class B	—	—	—	[2]	—	[2]	(8)	(1)	(8)	(1)
Class C	3,645	357	465		46		(2,439)	(238)	1,671	165
Class T3	10	1	—		—		—	—	10	1
Class F-1	4,814	466	133		13		(1,319)	(128)	3,628	351
Class F-2	1,426	137	152		15		(983)	(95)	595	57
Class F-3[4]	81	8	—		—		— [2]	— [2]	81	8
Class R-1	597	58	87		8		(1,483)	(144)	(799)	(78)
Class R-2	26,988	2,634	2,515		250		(30,827)	(3,016)	(1,324)	(132)
Class R-2E	16,657	1,618	402		40		(7,150)	(691)	9,909	967
Class R-3	75,922	7,372	6,423		635		(66,682)	(6,468)	15,663	1,539
Class R-4	70,540	6,819	8,091		796		(56,047)	(5,416)	22,584	2,199
Class R-5E	9,427	915	950		94		(4,897)	(471)	5,480	538
Class R-5	72,778	6,953	3,748		367		(28,527)	(2,730)	47,999	4,590
Class R-6	281,309	27,057	18,626		1,828		(118,031)	(11,336)	181,904	17,549
Total net increase (decrease)	$616,314	59,425	$56,353		5,543		$(388,987)	(37,551)	$283,680	27,417

Year ended October 31, 2016

Class A	$79,529	7,831	$24,241		2,479		$(106,046)	(10,500)	$(2,276)	(190)
Class B	13	1	2		—	[2]	(187)	(18)	(172)	(17)
Class C	11,251	1,127	587		61		(4,566)	(456)	7,272	732
Class F-1	2,441	248	50		5		(553)	(55)	1,938	198
Class F-2	4,031	394	81		8		(1,001)	(103)	3,111	299
Class R-1	2,431	245	164		17		(1,917)	(189)	678	73
Class R-2	39,398	3,945	4,892		506		(48,622)	(4,891)	(4,332)	(440)
Class R-2E	22,891	2,268	131		13		(7,511)	(744)	15,511	1,537
Class R-3	133,798	13,344	9,103		936		(104,122)	(10,394)	38,779	3,886
Class R-4	158,285	15,782	10,525		1,078		(103,553)	(10,313)	65,257	6,547
Class R-5E5	34,596	3,433	—		—		(2,520)	(246)	32,076	3,187
Class R-5	83,893	8,189	3,463		352		(56,468)	(5,541)	30,888	3,000
Class R-6	338,367	33,241	23,557		2,406		(275,380)	(27,705)	86,544	7,942
Total net increase (decrease)	$910,924	90,048	$76,796		7,861		$(712,446)	(71,155)	$275,274	26,754

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class T shares began investment operations on April 7, 2017.
[4]	Class F-3 shares began investment operations on January 27, 2017.
[5]	Class R-5E shares began investment operations on November 20, 2015.

American Funds Target Date Retirement Series	55

Financial highlights

2060 Fund

		Income (loss) from investment operations[1]				Dividends and distributions									Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$10.27	$.09		$1.01	$1.10	$(.11)	$(.13)		$(.24)	$11.13	10.89%[8]		$55		.44%[9]		.38%[9]		.78%[9]		1.66%[9]
10/31/16	9.97	.13		.24	.37	(.07)	—	[10]	(.07)	10.27	3.79		38		.58		.35		.76		1.35
10/31/15[6,11]	10.00	.05		(.08)	(.03)	—	—		—	9.97	(.30)[8]		8		1.11	[9]	.42	[9]	.83	[9]	.80	[9]
Class B:
4/30/17[6,7]	10.28	.09		1.01	1.10	(.09)	(.13)		(.22)	11.16	10.82	[8]	—	[12]	.53	[9]	.49	[9]	.89	[9]	1.80	[9]
10/31/16	9.97	.11		.26	.37	(.06)	—	[10]	(.06)	10.28	3.75	[13]	—	[12]	.74	[13]	.50	[13]	.91	[13]	1.10	[13]
10/31/15[6,11]	10.00	.05		(.08)	(.03)	—	—		—	9.97	(.30)[8,13]		—	[12]	1.08	[9,13]	.31	[9,13]	.72	[9,13]	.82	[9,13]
Class C:
4/30/17[6,7]	10.18	.04		1.02	1.06	(.07)	(.13)		(.20)	11.04	10.52	[8]	9		1.29	[9]	1.23	[9]	1.63	[9]	.78	[9]
10/31/16	9.93	.04		.25	.29	(.04)	—	[10]	(.04)	10.18	2.98		5		1.32		1.15		1.56		.38
10/31/15[6,11]	10.00	.01		(.08)	(.07)	—	—		—	9.93	(.70)[8]		1		1.83	[9]	1.11	[9]	1.52	[9]	.15	[9]
Class T:
4/30/17[6,7,14]	10.94	—	[10]	.20	.20	—	—		—	11.14	1.83	[8,13]	—	[12]	.02	[8,13]	.01	[8,13]	.41	[8,13]	—	[8,13]
Class F-1:
4/30/17[6,7]	10.29	.07		1.03	1.10	(.12)	(.13)		(.25)	11.14	10.90	[8]	1		.55	[9]	.47	[9]	.87	[9]	1.40	[9]
10/31/16	9.98	.12		.25	.37	(.06)	—	[10]	(.06)	10.29	3.77		—	[12]	.41		.34		.75		1.14
10/31/15[6,11]	10.00	.04		(.06)	(.02)	—	—		—	9.98	(.20)[8,13]		—	[12]	1.06	[9,13]	.25	[9,13]	.66	[9,13]	.74	[9,13]
Class F-2:
4/30/17[6,7]	10.30	.09		1.02	1.11	(.12)	(.13)		(.25)	11.16	10.98	[8]	1		.28	[9]	.23	[9]	.63	[9]	1.74	[9]
10/31/16	9.98	.18		.22	.40	(.08)	—	[10]	(.08)	10.30	4.03		1		.44		.15		.56		1.80
10/31/15[6,11]	10.00	.07		(.09)	(.02)	—	—		—	9.98	(.20)[8]		—	[12]	.90	[9]	.17	[9]	.58	[9]	1.17	[9]
Class F-3:
4/30/17[6,7,15]	10.65	—	[10]	.48	.48	—	—		—	11.13	4.51	[8]	6		.03	[8]	—	[8,16]	.40	[8]	.02	[8]
Class R-1:
4/30/17[6,7]	10.21	.04		1.02	1.06	(.06)	(.13)		(.19)	11.08	10.50	[8]	—	[12]	1.27	[9]	1.21	[9]	1.61	[9]	.80	[9]
10/31/16	9.97	.04		.26	.30	(.06)	—	[10]	(.06)	10.21	3.06	[13]	—	[12]	1.28	[13]	1.08	[13]	1.49	[13]	.43	[13]
10/31/15[6,11]	10.00	.05		(.08)	(.03)	—	—		—	9.97	(.30)[8,13]		—	[12]	1.15	[9,13]	.46	[9,13]	.87	[9,13]	.84	[9,13]
Class R-2:
4/30/17[6,7]	10.18	.04		1.02	1.06	(.07)	(.13)		(.20)	11.04	10.50	[8]	39		1.29	[9]	1.23	[9]	1.63	[9]	.79	[9]
10/31/16	9.93	.03		.27	.30	(.05)	—	[10]	(.05)	10.18	3.03		21		1.32		1.15		1.56		.29
10/31/15[6,11]	10.00	.01		(.08)	(.07)	—	—		—	9.93	(.70)[8]		4		1.69	[9]	1.06	[9]	1.47	[9]	.25	[9]
Class R-2E:
4/30/17[6,7]	10.25	.05		1.02	1.07	(.09)	(.13)		(.22)	11.10	10.58	[8]	2		.99	[9]	.92	[9]	1.32	[9]	.85	[9]
10/31/16	9.98	.05		.29	.34	(.07)	—	[10]	(.07)	10.25	3.47		—	[12]	.93		.82		1.23		.53
10/31/15[6,11]	10.00	.05		(.07)	(.02)	—	—		—	9.98	(.20)[8,13]		—	[12]	1.18	[9,13]	.28	[9,13]	.69	[9,13]	.81	[9,13]
Class R-3:
4/30/17[6,7]	10.23	.06		1.03	1.09	(.09)	(.13)		(.22)	11.10	10.77	[8]	32		.83	[9]	.77	[9]	1.17	[9]	1.18	[9]
10/31/16	9.95	.07		.27	.34	(.06)	—	[10]	(.06)	10.23	3.44		19		.90		.72		1.13		.69
10/31/15[6,11]	10.00	.03		(.08)	(.05)	—	—		—	9.95	(.50)[8]		4		1.17	[9]	.67	[9]	1.08	[9]	.45	[9]
Class R-4:
4/30/17[6,7]	10.27	.08		1.02	1.10	(.11)	(.13)		(.24)	11.13	10.90	[8]	32		.54	[9]	.48	[9]	.88	[9]	1.46	[9]
10/31/16	9.97	.10		.27	.37	(.07)	—	[10]	(.07)	10.27	3.73		16		.55		.40		.81		1.02
10/31/15[6,11]	10.00	.05		(.08)	(.03)	—	—		—	9.97	(.30)[8]		3		.94	[9]	.39	[9]	.80	[9]	.91	[9]
Class R-5E:
4/30/17[6,7]	10.28	.08		1.02	1.10	(.12)	(.13)		(.25)	11.13	10.93	[8]	3		.33	[9]	.26	[9]	.66	[9]	1.49	[9]
10/31/16[6,17]	10.02	.10		.24	.34	(.08)	—	[10]	(.08)	10.28	3.41	[8]	1		.24	[9]	.21	[9]	.62	[9]	1.01	[9]
Class R-5:
4/30/17[6,7]	10.31	.08		1.04	1.12	(.13)	(.13)		(.26)	11.17	11.06	[8]	27		.24	[9]	.17	[9]	.57	[9]	1.58	[9]
10/31/16	9.99	.12		.27	.39	(.07)	—	[10]	(.07)	10.31	4.02		8		.23		.10		.51		1.22
10/31/15[6,11]	10.00	.06		(.07)	(.01)	—	—		—	9.99	(.10)[8]		1		.74	[9]	.11	[9]	.52	[9]	1.09	[9]

56	American Funds Target Date Retirement Series

2060 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)		Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-6:
4/30/17[6,7]	$10.32	$.09	$1.03	$1.12	$(.13)	$(.13)		$(.26)	$11.18	11.07%[8]	$72	.20%[9]		.13%[9]		.53%[9]		1.73%[9]
10/31/16	9.99	.13	.28	.41	(.08)	—	[10]	(.08)	10.32	4.13	25	.20		.05		.46		1.32
10/31/15[6,11]	10.00	.07	(.08)	(.01)	—	—		—	9.99	(.10)[8]	5	.52	[9]	.05	[9]	.46	[9]	1.26	[9]

See page 78 for footnotes.

American Funds Target Date Retirement Series	57

Financial highlights (continued)

2055 Fund

		Income from investment operations[1]				Dividends and distributions								Ratio of expenses to average net		Ratio of expenses to average net
Period ended	Net asset value, beginning of period	Net investment income		Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		assets before waivers/ reimburse- ments[4]		assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/17[6,7]	$15.82	$.14		$1.56	$1.70	$(.13)	$(.37)	$(.50)	$17.02	11.00%[8]		$317		.35%[9]		.35%[9]		.75%[9]		1.75%[9]
10/31/16	15.86	.18		.39	.57	(.11)	(.50)	(.61)	15.82	3.78		268		.37		.36		.77		1.20
10/31/15	16.04	.20		.12	.32	(.13)	(.37)	(.50)	15.86	2.07		196		.47		.37		.78		1.23
10/31/14	14.77	.19		1.38	1.57	(.17)	(.13)	(.30)	16.04	10.80		135		.48		.38		.78		1.22
10/31/13	12.13	.21		2.72	2.93	(.20)	(.09)	(.29)	14.77	24.68		78		.49		.35		.75		1.54
10/31/12	11.14	.18		1.13	1.31	(.16)	(.16)	(.32)	12.13	12.18		38		.56		.37		.78		1.59
Class B:
4/30/17[6,7]	15.82	.15		1.56	1.71	(.02)	(.37)	(.39)	17.14	10.98	[8]	—	[12]	.38	[9]	.38	[9]	.78	[9]	1.89	[9]
10/31/16	15.81	.13		.38	.51	— [10]	(.50)	(.50)	15.82	3.39	[13]	—	[12]	.83	[13]	.80	[13]	1.21	[13]	.88	[13]
10/31/15	15.97	.10		.13	.23	(.02)	(.37)	(.39)	15.81	1.49	[13]	—	[12]	1.07	[13]	.97	[13]	1.38	[13]	.63	[13]
10/31/14[6,18]	15.17	.03		.77	.80	—	—	—	15.97	5.27	[8,13]	—	[12]	1.12	[9,13]	1.02	[9,13]	1.42	[9,13]	.25	[9,13]
Class C:
4/30/17[6,7]	15.58	.07		1.53	1.60	(.04)	(.37)	(.41)	16.77	10.45	[8]	28		1.15	[9]	1.15	[9]	1.55	[9]	.91	[9]
10/31/16	15.67	.06		.39	.45	(.04)	(.50)	(.54)	15.58	3.01		21		1.15		1.14		1.55		.37
10/31/15	15.96	.05		.14	.19	(.11)	(.37)	(.48)	15.67	1.25		11		1.25		1.15		1.56		.30
10/31/14[6,18]	15.17	.02		.77	.79	—	—	—	15.96	5.21	[8]	2		1.22	[9]	1.12	[9]	1.52	[9]	.15	[9]
Class T:
4/30/17[6,7,14]	16.72	—	[10]	.30	.30	—	—	—	17.02	1.79	[8,13]	—	[12]	.01	[8,13]	.01	[8,13]	.41	[8,13]	(.01)[8,13]
Class F-1:
4/30/17[6,7]	15.78	.11		1.58	1.69	(.15)	(.37)	(.52)	16.95	10.97	[8]	5		.39	[9]	.39	[9]	.79	[9]	1.33	[9]
10/31/16	15.84	.17		.39	.56	(.12)	(.50)	(.62)	15.78	3.72		1		.40		.39		.80		1.14
10/31/15	16.05	.16		.16	.32	(.16)	(.37)	(.53)	15.84	2.03		—	[12]	.50		.40		.81		1.04
10/31/14[6,18]	15.17	.11		.77	.88	—	—	—	16.05	5.80	[8,13]	—	[12]	.43	[9,13]	.33	[9,13]	.73	[9,13]	1.02	[9,13]
Class F-2:
4/30/17[6,7]	15.85	.16		1.55	1.71	(.17)	(.37)	(.54)	17.02	11.02	[8]	2		.14	[9]	.14	[9]	.54	[9]	1.94	[9]
10/31/16	15.88	.20		.41	.61	(.14)	(.50)	(.64)	15.85	4.04		1		.14		.13		.54		1.31
10/31/15	16.06	.20		.16	.36	(.17)	(.37)	(.54)	15.88	2.29		1		.26		.16		.57		1.26
10/31/14[6,18]	15.17	.16		.73	.89	—	—	—	16.06	5.87	[8]	—	[12]	.30	[9]	.20	[9]	.60	[9]	1.46	[9]
Class F-3:
4/30/17[6,7,15]	16.29	.05		.69	.74	—	—	—	17.03	4.54	[8]	—	[12]	.09	[8]	.01	[8]	.41	[8]	.32	[8]
Class R-1:
4/30/17[6,7]	15.49	.07		1.52	1.59	— [10]	(.37)	(.37)	16.71	10.45	[8]	2		1.16	[9]	1.16	[9]	1.56	[9]	.92	[9]
10/31/16	15.55	.06		.38	.44	—	(.50)	(.50)	15.49	2.98		2		1.20		1.18		1.59		.37
10/31/15	15.76	.06		.13	.19	(.03)	(.37)	(.40)	15.55	1.21		2		1.29		1.19		1.60		.41
10/31/14	14.55	.06		1.36	1.42	(.08)	(.13)	(.21)	15.76	9.90		1		1.30		1.20		1.60		.41
10/31/13	11.99	.10		2.70	2.80	(.15)	(.09)	(.24)	14.55	23.81		1		1.27		1.13		1.53		.78
10/31/12	11.05	.09		1.12	1.21	(.11)	(.16)	(.27)	11.99	11.24		—	[12]	1.29		1.12		1.53		.75
Class R-2:
4/30/17[6,7]	15.51	.07		1.53	1.60	(.03)	(.37)	(.40)	16.71	10.50	[8]	219		1.15	[9]	1.15	[9]	1.55	[9]	.94	[9]
10/31/16	15.58	.07		.37	.44	(.01)	(.50)	(.51)	15.51	2.99		175		1.14		1.13		1.54		.43
10/31/15	15.78	.08		.13	.21	(.04)	(.37)	(.41)	15.58	1.35		126		1.19		1.09		1.50		.51
10/31/14	14.57	.08		1.35	1.43	(.09)	(.13)	(.22)	15.78	9.96		86		1.23		1.13		1.53		.50
10/31/13	11.98	.11		2.70	2.81	(.13)	(.09)	(.22)	14.57	23.85		54		1.20		1.06		1.46		.85
10/31/12	11.04	.10		1.11	1.21	(.11)	(.16)	(.27)	11.98	11.30		27		1.29		1.10		1.51		.86
Class R-2E:
4/30/17[6,7]	15.69	.06		1.58	1.64	(.11)	(.37)	(.48)	16.85	10.66	[8]	13		.84	[9]	.84	[9]	1.24	[9]	.76	[9]
10/31/16	15.83	.07		.43	.50	(.14)	(.50)	(.64)	15.69	3.35		4		.82		.82		1.23		.43
10/31/15	16.05	.11		.20	.31	(.16)	(.37)	(.53)	15.83	1.98	[13]	—	[12]	.64	[13]	.54	[13]	.95	[13]	.71	[13]
10/31/14[6,19]	13.17	.04		2.84	2.88	—	—	—	16.05	(.37)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.44	[8,13]	.25	[8,13]

58	American Funds Target Date Retirement Series

2055 Fund

		Income from investment operations[1]			Dividends and distributions							Ratio of expenses to average net		Ratio of expenses to average net
Period ended	Net asset value, beginning of period	Net investment income	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	assets before waivers/ reimburse- ments[4]		assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/17[6,7]	$15.67	$.11	$1.54	$1.65	$(.09)	$(.37)	$(.46)	$16.86	10.76%[8]		$248	.68%[9]		.68%[9]		1.08%[9]		1.38%[9]
10/31/16	15.72	.13	.38	.51	(.06)	(.50)	(.56)	15.67	3.44		187	.73		.71		1.12		.83
10/31/15	15.91	.14	.13	.27	(.09)	(.37)	(.46)	15.72	1.72		121	.82		.72		1.13		.86
10/31/14	14.67	.13	1.37	1.50	(.13)	(.13)	(.26)	15.91	10.38		78	.85		.75		1.15		.85
10/31/13	12.05	.16	2.71	2.87	(.16)	(.09)	(.25)	14.67	24.30		47	.85		.71		1.11		1.17
10/31/12	11.09	.14	1.12	1.26	(.14)	(.16)	(.30)	12.05	11.75		24	.92		.73		1.14		1.25
Class R-4:
4/30/17[6,7]	15.80	.13	1.56	1.69	(.13)	(.37)	(.50)	16.99	10.96	[8]	259	.38	[9]	.38	[9]	.78	[9]	1.65	[9]
10/31/16	15.85	.17	.39	.56	(.11)	(.50)	(.61)	15.80	3.73		183	.41		.40		.81		1.13
10/31/15	16.03	.18	.14	.32	(.13)	(.37)	(.50)	15.85	2.04		100	.51		.41		.82		1.15
10/31/14	14.76	.18	1.39	1.57	(.17)	(.13)	(.30)	16.03	10.81		49	.53		.43		.83		1.15
10/31/13	12.13	.20	2.72	2.92	(.20)	(.09)	(.29)	14.76	24.62		25	.53		.39		.79		1.48
10/31/12	11.14	.17	1.14	1.31	(.16)	(.16)	(.32)	12.13	12.16		11	.58		.39		.80		1.45
Class R-5E:
4/30/17[6,7]	15.81	.15	1.55	1.70	(.17)	(.37)	(.54)	16.97	10.99	[8]	24	.18	[9]	.18	[9]	.58	[9]	1.85	[9]
10/31/16[6,17]	15.95	.15	.36	.51	(.15)	(.50)	(.65)	15.81	3.40	[8]	10	.17	[9]	.17	[9]	.58	[9]	1.03	[9]
Class R-5:
4/30/17[6,7]	15.94	.15	1.58	1.73	(.17)	(.37)	(.54)	17.13	11.13	[8]	161	.09	[9]	.09	[9]	.49	[9]	1.88	[9]
10/31/16	15.97	.22	.39	.61	(.14)	(.50)	(.64)	15.94	4.06		87	.10		.09		.50		1.41
10/31/15	16.14	.22	.15	.37	(.17)	(.37)	(.54)	15.97	2.34		46	.21		.11		.52		1.40
10/31/14	14.85	.23	1.39	1.62	(.20)	(.13)	(.33)	16.14	11.10		21	.23		.13		.53		1.49
10/31/13	12.18	.24	2.74	2.98	(.22)	(.09)	(.31)	14.85	25.09		17	.22		.08		.48		1.80
10/31/12	11.18	.22	1.12	1.34	(.18)	(.16)	(.34)	12.18	12.45		7	.30		.10		.51		1.90
Class R-6:
4/30/17[6,7]	15.96	.16	1.58	1.74	(.18)	(.37)	(.55)	17.15	11.15	[8]	484	.04	[9]	.04	[9]	.44	[9]	1.99	[9]
10/31/16	15.99	.23	.39	.62	(.15)	(.50)	(.65)	15.96	4.10		255	.05		.04		.45		1.51
10/31/15	16.16	.22	.15	.37	(.17)	(.37)	(.54)	15.99	2.37		115	.16		.06		.47		1.40
10/31/14	14.86	.22	1.42	1.64	(.21)	(.13)	(.34)	16.16	11.20		35	.16		.06		.46		1.41
10/31/13	12.19	.23	2.76	2.99	(.23)	(.09)	(.32)	14.86	25.11		7	.17		.04		.44		1.66
10/31/12	11.19	.20	1.15	1.35	(.19)	(.16)	(.35)	12.19	12.48		2	.24		.06		.47		1.69

See page 78 for footnotes.

American Funds Target Date Retirement Series	59

Financial highlights (continued)

2050 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/17[6,7]	$12.78	$.11		$1.26	$1.37	$(.12)	$(.33)	$(.45)	$13.70	10.97%[8]		$674		.35%[9]		.35%[9]		.75%[9]		1.75%[9]
10/31/16	12.91	.15		.31	.46	(.08)	(.51)	(.59)	12.78	3.76		588		.37		.35		.76		1.22
10/31/15	13.12	.17		.10	.27	(.11)	(.37)	(.48)	12.91	2.12		481		.45		.35		.76		1.28
10/31/14	12.07	.16		1.13	1.29	(.15)	(.09)	(.24)	13.12	10.83		400		.46		.36		.76		1.28
10/31/13	9.92	.17		2.22	2.39	(.17)	(.07)	(.24)	12.07	24.69		308		.47		.37		.77		1.61
10/31/12	9.04	.16		.91	1.07	(.16)	(.03)	(.19)	9.92	12.13		215		.48		.38		.79		1.67
Class B:
4/30/17[6,7]	12.69	.11		1.24	1.35	— [10]	(.33)	(.33)	13.71	10.88	[8]	—	[12]	.56	[9]	.56	[9]	.96	[9]	1.72	[9]
10/31/16	12.80	.10		.30	.40	—	(.51)	(.51)	12.69	3.29	[13]	—	[12]	.87	[13]	.84	[13]	1.25	[13]	.81	[13]
10/31/15	13.06	.09		.10	.19	(.08)	(.37)	(.45)	12.80	1.51	[13]	—	[12]	1.08	[13]	.98	[13]	1.39	[13]	.73	[13]
10/31/14[6,18]	12.40	.03		.63	.66	—	—	—	13.06	5.32	[8,13]	—	[12]	1.07	[9,13]	.97	[9,13]	1.37	[9,13]	.33	[9,13]
Class C:
4/30/17[6,7]	12.55	.06		1.24	1.30	(.05)	(.33)	(.38)	13.47	10.59	[8]	45		1.13	[9]	1.13	[9]	1.53	[9]	.91	[9]
10/31/16	12.74	.05		.30	.35	(.03)	(.51)	(.54)	12.55	2.93		32		1.14		1.13		1.54		.39
10/31/15	13.05	.05		.12	.17	(.11)	(.37)	(.48)	12.74	1.29		15		1.22		1.12		1.53		.37
10/31/14[6,18]	12.40	.01		.64	.65	—	—	—	13.05	5.24	[8]	3		1.21	[9]	1.11	[9]	1.51	[9]	.14	[9]
Class T:
4/30/17[6,7,14]	13.46	—	[10]	.24	.24	—	—	—	13.70	1.78	[8,13]	—	[12]	.01	[8,13]	.01	[8,13]	.41	[8,13]	(.01)[8,13]
Class F-1:
4/30/17[6,7]	12.74	.10		1.25	1.35	(.13)	(.33)	(.46)	13.63	10.92	[8]	9		.37	[9]	.37	[9]	.77	[9]	1.47	[9]
10/31/16	12.87	.14		.32	.46	(.08)	(.51)	(.59)	12.74	3.79		2		.39		.38		.79		1.10
10/31/15	13.12	.14		.12	.26	(.14)	(.37)	(.51)	12.87	2.01		1		.48		.38		.79		1.05
10/31/14[6,18]	12.40	.09		.63	.72	—	—	—	13.12	5.81	[8,13]	—	[12]	.45	[9,13]	.35	[9,13]	.75	[9,13]	1.01	[9,13]
Class F-2:
4/30/17[6,7]	12.79	.13		1.25	1.38	(.15)	(.33)	(.48)	13.69	11.07	[8]	7		.12	[9]	.12	[9]	.52	[9]	1.97	[9]
10/31/16	12.92	.18		.31	.49	(.11)	(.51)	(.62)	12.79	4.04		5		.13		.12		.53		1.43
10/31/15	13.13	.17		.13	.30	(.14)	(.37)	(.51)	12.92	2.36		1		.22		.12		.53		1.30
10/31/14[6,18]	12.40	.11		.62	.73	—	—	—	13.13	5.89	[8]	—	[12]	.24	[9]	.14	[9]	.54	[9]	1.26	[9]
Class F-3:
4/30/17[6,7,15]	13.11	.02		.58	.60	—	—	—	13.71	4.58	[8]	—	[12]	.04	[8]	.01	[8]	.41	[8]	.16	[8]
Class R-1:
4/30/17[6,7]	12.49	.06		1.23	1.29	(.02)	(.33)	(.35)	13.43	10.54	[8]	9		1.14	[9]	1.14	[9]	1.54	[9]	.96	[9]
10/31/16	12.65	.05		.30	.35	—	(.51)	(.51)	12.49	2.92		8		1.18		1.16		1.57		.43
10/31/15	12.88	.07		.09	.16	(.02)	(.37)	(.39)	12.65	1.25		7		1.25		1.15		1.56		.52
10/31/14	11.86	.06		1.12	1.18	(.07)	(.09)	(.16)	12.88	10.01		6		1.26		1.16		1.56		.47
10/31/13	9.75	.08		2.19	2.27	(.09)	(.07)	(.16)	11.86	23.62		5		1.26		1.16		1.56		.79
10/31/12	8.88	.08		.91	.99	(.09)	(.03)	(.12)	9.75	11.36		3		1.26		1.16		1.57		.89
Class R-2:
4/30/17[6,7]	12.51	.06		1.23	1.29	(.03)	(.33)	(.36)	13.44	10.54	[8]	403		1.11	[9]	1.11	[9]	1.51	[9]	.97	[9]
10/31/16	12.66	.06		.30	.36	—	(.51)	(.51)	12.51	3.00		338		1.13		1.12		1.53		.46
10/31/15	12.88	.07		.11	.18	(.03)	(.37)	(.40)	12.66	1.39		278		1.15		1.05		1.46		.58
10/31/14	11.86	.07		1.12	1.19	(.08)	(.09)	(.17)	12.88	10.09		242		1.18		1.08		1.48		.57
10/31/13	9.76	.10		2.18	2.28	(.11)	(.07)	(.18)	11.86	23.79		200		1.15		1.05		1.45		.93
10/31/12	8.90	.09		.90	.99	(.10)	(.03)	(.13)	9.76	11.29		145		1.19		1.09		1.50		.96
Class R-2E:
4/30/17[6,7]	12.64	.06		1.27	1.33	(.10)	(.33)	(.43)	13.54	10.76	[8]	32		.82	[9]	.82	[9]	1.22	[9]	.88	[9]
10/31/16	12.86	.05		.35	.40	(.11)	(.51)	(.62)	12.64	3.27		11		.81		.81		1.22		.42
10/31/15	13.12	.09		.16	.25	(.14)	(.37)	(.51)	12.86	1.96		—	[12]	.79		.69		1.10		.67
10/31/14[6,19]	13.43	.03		(.34)	(.31)	—	—	—	13.12	(.38)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.44	[8,13]	.26	[8,13]

60	American Funds Target Date Retirement Series

2050 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/17[6,7]	$12.64	$.09	$1.24	$1.33	$(.08)	$(.33)	$(.41)	$13.56	10.78%[8]		$546	.66%[9]		.66%[9]		1.06%[9]		1.42%[9]
10/31/16	12.78	.11	.30	.41	(.04)	(.51)	(.55)	12.64	3.42		441	.71		.70		1.11		.87
10/31/15	12.99	.11	.12	.23	(.07)	(.37)	(.44)	12.78	1.82		340	.79		.69		1.10		.89
10/31/14	11.97	.12	1.11	1.23	(.12)	(.09)	(.21)	12.99	10.36		238	.80		.70		1.10		.94
10/31/13	9.84	.14	2.21	2.35	(.15)	(.07)	(.22)	11.97	24.33		182	.80		.70		1.10		1.27
10/31/12	8.97	.12	.91	1.03	(.13)	(.03)	(.16)	9.84	11.75		121	.81		.71		1.12		1.32
Class R-4:
4/30/17[6,7]	12.75	.11	1.25	1.36	(.12)	(.33)	(.45)	13.66	10.92	[8]	556	.36	[9]	.36	[9]	.76	[9]	1.69	[9]
10/31/16	12.89	.14	.31	.45	(.08)	(.51)	(.59)	12.75	3.70		417	.40		.38		.79		1.15
10/31/15	13.10	.16	.11	.27	(.11)	(.37)	(.48)	12.89	2.11		265	.47		.37		.78		1.22
10/31/14	12.05	.16	1.13	1.29	(.15)	(.09)	(.24)	13.10	10.85		167	.48		.38		.78		1.24
10/31/13	9.91	.17	2.22	2.39	(.18)	(.07)	(.25)	12.05	24.63		112	.48		.38		.78		1.56
10/31/12	9.03	.16	.91	1.07	(.16)	(.03)	(.19)	9.91	12.15		68	.48		.38		.79		1.65
Class R-5E:
4/30/17[6,7]	12.76	.12	1.25	1.37	(.14)	(.33)	(.47)	13.66	11.07	[8]	56	.16	[9]	.16	[9]	.56	[9]	1.83	[9]
10/31/16[6,17]	12.98	.12	.29	.41	(.12)	(.51)	(.63)	12.76	3.36	[8]	26	.17	[9]	.17	[9]	.58	[9]	1.03	[9]
Class R-5:
4/30/17[6,7]	12.88	.13	1.26	1.39	(.15)	(.33)	(.48)	13.79	11.09	[8]	366	.07	[9]	.07	[9]	.47	[9]	1.92	[9]
10/31/16	13.00	.18	.32	.50	(.11)	(.51)	(.62)	12.88	4.08		216	.09		.08		.49		1.44
10/31/15	13.21	.19	.12	.31	(.15)	(.37)	(.52)	13.00	2.37		130	.18		.08		.49		1.49
10/31/14	12.15	.19	1.14	1.33	(.18)	(.09)	(.27)	13.21	11.12		85	.18		.08		.48		1.51
10/31/13	9.98	.20	2.24	2.44	(.20)	(.07)	(.27)	12.15	25.09		50	.17		.07		.47		1.83
10/31/12	9.09	.18	.92	1.10	(.18)	(.03)	(.21)	9.98	12.50		27	.19		.09		.50		1.94
Class R-6:
4/30/17[6,7]	12.85	.13	1.25	1.38	(.15)	(.33)	(.48)	13.75	11.08	[8]	1,316	.03	[9]	.03	[9]	.43	[9]	1.98	[9]
10/31/16	12.97	.19	.32	.51	(.12)	(.51)	(.63)	12.85	4.15		781	.04		.02		.43		1.50
10/31/15	13.18	.19	.12	.31	(.15)	(.37)	(.52)	12.97	2.41		394	.13		.03		.44		1.46
10/31/14	12.12	.18	1.16	1.34	(.19)	(.09)	(.28)	13.18	11.19		160	.13		.03		.43		1.40
10/31/13	9.96	.20	2.24	2.44	(.21)	(.07)	(.28)	12.12	25.08		37	.13		.03		.43		1.81
10/31/12	9.07	.17	.94	1.11	(.19)	(.03)	(.22)	9.96	12.57		14	.14		.04		.45		1.82

See page 78 for footnotes.

American Funds Target Date Retirement Series	61

Financial highlights (continued)

2045 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/17[6,7]	$13.07	$.12		$1.26	$1.38	$(.12)	$(.33)	$(.45)	$14.00	10.85%[8]		$792		.33%[9]		.33%[9]		.73%[9]		1.78%[9]
10/31/16	13.19	.16		.31	.47	(.08)	(.51)	(.59)	13.07	3.76		688		.36		.34		.75		1.24
10/31/15	13.37	.17		.11	.28	(.12)	(.34)	(.46)	13.19	2.11		550		.44		.34		.75		1.28
10/31/14	12.29	.17		1.15	1.32	(.15)	(.09)	(.24)	13.37	10.86		440		.45		.35		.75		1.29
10/31/13	10.11	.18		2.26	2.44	(.18)	(.08)	(.26)	12.29	24.71		321		.46		.36		.76		1.60
10/31/12	9.21	.16		.93	1.09	(.16)	(.03)	(.19)	10.11	12.07		208		.48		.38		.79		1.66
Class B:
4/30/17[6,7]	12.92	.10		1.24	1.34	—	(.33)	(.33)	13.93	10.57	[8]	—	[12]	1.03	[9]	1.03	[9]	1.43	[9]	1.45	[9]
10/31/16	13.06	.08		.29	.37	—	(.51)	(.51)	12.92	2.96	[13]	—	[12]	1.12	[13]	1.10	[13]	1.51	[13]	.61	[13]
10/31/15	13.31	.06		.12	.18	(.09)	(.34)	(.43)	13.06	1.33		—	[12]	1.19		1.09		1.50		.45
10/31/14[6,18]	12.64	.02		.65	.67	—	—	—	13.31	5.30	[8,13]	—	[12]	1.14	[9,13]	1.04	[9,13]	1.44	[9,13]	.23	[9,13]
Class C:
4/30/17[6,7]	12.85	.06		1.25	1.31	(.05)	(.33)	(.38)	13.78	10.43	[8]	52		1.13	[9]	1.13	[9]	1.53	[9]	.94	[9]
10/31/16	13.03	.05		.31	.36	(.03)	(.51)	(.54)	12.85	2.92		39		1.14		1.12		1.53		.39
10/31/15	13.30	.04		.14	.18	(.11)	(.34)	(.45)	13.03	1.30		17		1.21		1.11		1.52		.34
10/31/14[6,18]	12.64	.02		.64	.66	—	—	—	13.30	5.22	[8]	4		1.21	[9]	1.11	[9]	1.51	[9]	.20	[9]
Class T:
4/30/17[6,7,14]	13.76	—	[10]	.24	.24	—	—	—	14.00	1.74	[8,13]	—	[12]	.01	[8,13]	.01	[8,13]	.41	[8,13]	(.01)[8,13]
Class F-1:
4/30/17[6,7]	13.04	.09		1.28	1.37	(.14)	(.33)	(.47)	13.94	10.81	[8]	10		.36	[9]	.36	[9]	.76	[9]	1.38	[9]
10/31/16	13.16	.13		.34	.47	(.08)	(.51)	(.59)	13.04	3.77		2		.38		.37		.78		1.05
10/31/15	13.37	.16		.11	.27	(.14)	(.34)	(.48)	13.16	2.04		1		.48		.38		.79		1.19
10/31/14[6,18]	12.64	.09		.64	.73	—	—	—	13.37	5.78	[8,13]	—	[12]	.46	[9,13]	.36	[9,13]	.76	[9,13]	.99	[9,13]
Class F-2:
4/30/17[6,7]	13.10	.13		1.26	1.39	(.15)	(.33)	(.48)	14.01	10.93	[8]	4		.12	[9]	.12	[9]	.52	[9]	1.94	[9]
10/31/16	13.22	.18		.32	.50	(.11)	(.51)	(.62)	13.10	3.99		3		.12		.11		.52		1.38
10/31/15	13.39	.16		.15	.31	(.14)	(.34)	(.48)	13.22	2.32		1		.23		.13		.54		1.17
10/31/14[6,18]	12.64	.12		.63	.75	—	—	—	13.39	5.93	[8]	—	[12]	.28	[9]	.18	[9]	.58	[9]	1.37	[9]
Class F-3:
4/30/17[6,7,15]	13.40	.02		.59	.61	—	—	—	14.01	4.55	[8]	—	[12]	.04	[8]	.01	[8]	.41	[8]	.13	[8]
Class R-1:
4/30/17[6,7]	12.79	.07		1.23	1.30	(.01)	(.33)	(.34)	13.75	10.35	[8]	8		1.14	[9]	1.14	[9]	1.54	[9]	1.01	[9]
10/31/16	12.94	.05		.31	.36	—	(.51)	(.51)	12.79	2.91		9		1.18		1.16		1.57		.42
10/31/15	13.15	.07		.10	.17	(.04)	(.34)	(.38)	12.94	1.30		9		1.26		1.16		1.57		.53
10/31/14	12.09	.06		1.14	1.20	(.05)	(.09)	(.14)	13.15	9.97		8		1.26		1.16		1.56		.48
10/31/13	9.95	.09		2.22	2.31	(.09)	(.08)	(.17)	12.09	23.68		6		1.26		1.16		1.56		.86
10/31/12	9.07	.08		.93	1.01	(.10)	(.03)	(.13)	9.95	11.24		5		1.26		1.16		1.57		.89
Class R-2:
4/30/17[6,7]	12.76	.06		1.24	1.30	(.04)	(.33)	(.37)	13.69	10.37	[8]	546		1.11	[9]	1.11	[9]	1.51	[9]	.99	[9]
10/31/16	12.90	.06		.31	.37	—	(.51)	(.51)	12.76	2.99		455		1.13		1.12		1.53		.47
10/31/15	13.09	.08		.11	.19	(.04)	(.34)	(.38)	12.90	1.40		369		1.15		1.05		1.46		.58
10/31/14	12.05	.07		1.14	1.21	(.08)	(.09)	(.17)	13.09	10.08		301		1.18		1.08		1.48		.57
10/31/13	9.93	.10		2.21	2.31	(.11)	(.08)	(.19)	12.05	23.76		241		1.15		1.05		1.45		.91
10/31/12	9.05	.09		.92	1.01	(.10)	(.03)	(.13)	9.93	11.32		164		1.18		1.08		1.49		.96
Class R-2E:
4/30/17[6,7]	12.94	.07		1.27	1.34	(.10)	(.33)	(.43)	13.85	10.62	[8]	41		.81	[9]	.81	[9]	1.21	[9]	1.00	[9]
10/31/16	13.15	.06		.35	.41	(.11)	(.51)	(.62)	12.94	3.29		19		.81		.81		1.22		.44
10/31/15	13.38	.09		.17	.26	(.15)	(.34)	(.49)	13.15	1.94		—	[12]	.78		.68		1.09		.65
10/31/14[6,19]	13.43	.03		(.08)	(.05)	—	—	—	13.38	(.37)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.44	[8,13]	.26	[8,13]

62	American Funds Target Date Retirement Series

2045 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/17[6,7]	$12.92	$.09	$1.26	$1.35	$(.09)	$(.33)	$(.42)	$13.85	10.68%[8]		$680	.66%[9]		.66%[9]		1.06%[9]		1.43%[9]
10/31/16	13.05	.11	.32	.43	(.05)	(.51)	(.56)	12.92	3.41		535	.71		.70		1.11		.88
10/31/15	13.24	.12	.11	.23	(.08)	(.34)	(.42)	13.05	1.73		391	.78		.68		1.09		.94
10/31/14	12.18	.12	1.15	1.27	(.12)	(.09)	(.21)	13.24	10.50		304	.80		.70		1.10		.94
10/31/13	10.03	.14	2.24	2.38	(.15)	(.08)	(.23)	12.18	24.24		224	.80		.70		1.10		1.25
10/31/12	9.13	.13	.93	1.06	(.13)	(.03)	(.16)	10.03	11.83		144	.81		.71		1.12		1.31
Class R-4:
4/30/17[6,7]	13.05	.11	1.26	1.37	(.12)	(.33)	(.45)	13.97	10.79	[8]	697	.36	[9]	.36	[9]	.76	[9]	1.71	[9]
10/31/16	13.17	.15	.32	.47	(.08)	(.51)	(.59)	13.05	3.78		522	.39		.38		.79		1.17
10/31/15	13.36	.16	.11	.27	(.12)	(.34)	(.46)	13.17	2.03		321	.47		.37		.78		1.22
10/31/14	12.28	.16	1.16	1.32	(.15)	(.09)	(.24)	13.36	10.86		194	.48		.38		.78		1.22
10/31/13	10.11	.17	2.26	2.43	(.18)	(.08)	(.26)	12.28	24.63		118	.47		.37		.77		1.57
10/31/12	9.20	.16	.94	1.10	(.16)	(.03)	(.19)	10.11	12.20		72	.48		.38		.79		1.63
Class R-5E:
4/30/17[6,7]	13.05	.12	1.27	1.39	(.15)	(.33)	(.48)	13.96	10.94	[8]	55	.15	[9]	.15	[9]	.55	[9]	1.86	[9]
10/31/16[6,17]	13.26	.13	.29	.42	(.12)	(.51)	(.63)	13.05	3.37	[8]	30	.17	[9]	.17	[9]	.58	[9]	1.06	[9]
Class R-5:
4/30/17[6,7]	13.18	.13	1.29	1.42	(.16)	(.33)	(.49)	14.11	11.04	[8]	431	.07	[9]	.07	[9]	.47	[9]	1.95	[9]
10/31/16	13.30	.19	.31	.50	(.11)	(.51)	(.62)	13.18	3.99		255	.09		.08		.49		1.47
10/31/15	13.48	.20	.12	.32	(.16)	(.34)	(.50)	13.30	2.36		165	.18		.08		.49		1.48
10/31/14	12.38	.20	1.17	1.37	(.18)	(.09)	(.27)	13.48	11.20		103	.17		.07		.47		1.51
10/31/13	10.18	.21	2.27	2.48	(.20)	(.08)	(.28)	12.38	25.06		59	.17		.07		.47		1.84
10/31/12	9.27	.19	.93	1.12	(.18)	(.03)	(.21)	10.18	12.41		34	.18		.08		.49		1.92
Class R-6:
4/30/17[6,7]	13.14	.14	1.27	1.41	(.16)	(.33)	(.49)	14.06	11.03	[8]	1,623	.02	[9]	.02	[9]	.42	[9]	2.02	[9]
10/31/16	13.26	.20	.31	.51	(.12)	(.51)	(.63)	13.14	4.05		983	.03		.02		.43		1.54
10/31/15	13.43	.19	.14	.33	(.16)	(.34)	(.50)	13.26	2.47		494	.13		.03		.44		1.43
10/31/14	12.34	.19	1.18	1.37	(.19)	(.09)	(.28)	13.43	11.20		172	.12		.02		.42		1.46
10/31/13	10.15	.20	2.28	2.48	(.21)	(.08)	(.29)	12.34	25.08		39	.13		.03		.43		1.81
10/31/12	9.24	.18	.95	1.13	(.19)	(.03)	(.22)	10.15	12.49		15	.14		.04		.45		1.82

See page 78 for footnotes.

American Funds Target Date Retirement Series	63

Financial highlights (continued)

2040 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class A:
4/30/17[6,7]	$12.95	$.12		$1.22	$1.34	$(.13)	$(.33)	$(.46)	$13.83	10.62%[8]		$1,148		.35%[9]		.35%[9]		.75%[9]		1.82%[9]
10/31/16	13.12	.16		.30	.46	(.10)	(.53)	(.63)	12.95	3.72		1,012		.36		.35		.76		1.29
10/31/15	13.36	.18		.08	.26	(.12)	(.38)	(.50)	13.12	1.99		859		.44		.34		.74		1.36
10/31/14	12.31	.17		1.15	1.32	(.16)	(.11)	(.27)	13.36	10.82		726		.45		.35		.74		1.32
10/31/13	10.12	.18		2.27	2.45	(.18)	(.08)	(.26)	12.31	24.70		569		.46		.36		.76		1.62
10/31/12	9.23	.16		.92	1.08	(.16)	(.03)	(.19)	10.12	12.05		397		.47		.37		.78		1.68
Class B:
4/30/17[6,7]	12.82	.07		1.21	1.28	—	(.33)	(.33)	13.77	10.19	[8]	—	[12]	1.16	[9]	1.16	[9]	1.56	[9]	1.11	[9]
10/31/16	12.99	.08		.28	.36	—	(.53)	(.53)	12.82	2.95		—	[12]	1.17		1.14		1.55		.66
10/31/15	13.29	.09		.08	.17	(.09)	(.38)	(.47)	12.99	1.25		—	[12]	1.21		1.11		1.51		.65
10/31/14[6,18]	12.64	.02		.63	.65	—	—	—	13.29	5.14	[8,13]	—	[12]	1.18	[9,13]	1.08	[9,13]	1.47	[9,13]	.22	[9,13]
Class C:
4/30/17[6,7]	12.74	.07		1.20	1.27	(.06)	(.33)	(.39)	13.62	10.19	[8]	63		1.12	[9]	1.12	[9]	1.52	[9]	1.00	[9]
10/31/16	12.97	.06		.29	.35	(.05)	(.53)	(.58)	12.74	2.88		48		1.13		1.12		1.53		.45
10/31/15	13.29	.06		.11	.17	(.11)	(.38)	(.49)	12.97	1.26		23		1.21		1.11		1.51		.44
10/31/14[6,18]	12.64	.02		.63	.65	—	—	—	13.29	5.14	[8]	6		1.21	[9]	1.11	[9]	1.50	[9]	.21	[9]
Class T:
4/30/17[6,7,14]	13.60	—	[10]	.24	.24	—	—	—	13.84	1.76	[8,13]	—	[12]	.01	[8,13]	.01	[8,13]	.41	[8,13]	(.01)[8,13]
Class F-1:
4/30/17[6,7]	12.92	.10		1.23	1.33	(.15)	(.33)	(.48)	13.77	10.58	[8]	18		.36	[9]	.36	[9]	.76	[9]	1.57	[9]
10/31/16	13.10	.15		.30	.45	(.10)	(.53)	(.63)	12.92	3.70		4		.38		.37		.78		1.18
10/31/15	13.36	.17		.09	.26	(.14)	(.38)	(.52)	13.10	1.96		1		.48		.38		.78		1.26
10/31/14[6,18]	12.64	.09		.63	.72	—	—	—	13.36	5.70	[8]	1		.48	[9]	.38	[9]	.77	[9]	.98	[9]
Class F-2:
4/30/17[6,7]	12.97	.13		1.22	1.35	(.16)	(.33)	(.49)	13.83	10.71	[8]	8		.12	[9]	.12	[9]	.52	[9]	1.93	[9]
10/31/16	13.14	.19		.30	.49	(.13)	(.53)	(.66)	12.97	3.99		5		.12		.11		.52		1.48
10/31/15	13.38	.18		.12	.30	(.16)	(.38)	(.54)	13.14	2.26		2		.22		.12		.52		1.38
10/31/14[6,18]	12.64	.09		.65	.74	—	—	—	13.38	5.85	[8]	—	[12]	.24	[9]	.14	[9]	.53	[9]	1.04	[9]
Class F-3:
4/30/17[6,7,15]	13.25	.01		.59	.60	—	—	—	13.85	4.53	[8]	—	[12]	.01	[8]	—	[8,16]	.40	[8]	.04	[8]
Class R-1:
4/30/17[6,7]	12.67	.07		1.19	1.26	(.02)	(.33)	(.35)	13.58	10.17	[8]	17		1.13	[9]	1.13	[9]	1.53	[9]	1.06	[9]
10/31/16	12.85	.06		.29	.35	—	(.53)	(.53)	12.67	2.90		17		1.18		1.16		1.57		.48
10/31/15	13.09	.07		.09	.16	(.02)	(.38)	(.40)	12.85	1.23		17		1.25		1.15		1.55		.57
10/31/14	12.09	.07		1.11	1.18	(.07)	(.11)	(.18)	13.09	9.85		16		1.25		1.15		1.54		.54
10/31/13	9.94	.09		2.24	2.33	(.10)	(.08)	(.18)	12.09	23.73		14		1.26		1.16		1.56		.84
10/31/12	9.07	.09		.91	1.00	(.10)	(.03)	(.13)	9.94	11.25		11		1.25		1.15		1.56		.92
Class R-2:
4/30/17[6,7]	12.66	.07		1.19	1.26	(.04)	(.33)	(.37)	13.55	10.18	[8]	731		1.10	[9]	1.10	[9]	1.50	[9]	1.05	[9]
10/31/16	12.85	.07		.28	.35	(.01)	(.53)	(.54)	12.66	2.93		624		1.13		1.11		1.52		.53
10/31/15	13.09	.08		.10	.18	(.04)	(.38)	(.42)	12.85	1.34		536		1.15		1.05		1.45		.65
10/31/14	12.09	.08		1.11	1.19	(.08)	(.11)	(.19)	13.09	9.93		467		1.17		1.07		1.46		.61
10/31/13	9.95	.10		2.23	2.33	(.11)	(.08)	(.19)	12.09	23.83		384		1.15		1.05		1.45		.93
10/31/12	9.07	.09		.92	1.01	(.10)	(.03)	(.13)	9.95	11.37		280		1.17		1.07		1.48		.97
Class R-2E:
4/30/17[6,7]	12.82	.07		1.23	1.30	(.11)	(.33)	(.44)	13.68	10.39	[8]	61		.81	[9]	.81	[9]	1.21	[9]	1.10	[9]
10/31/16	13.08	.06		.34	.40	(.13)	(.53)	(.66)	12.82	3.25		27		.81		.81		1.22		.49
10/31/15	13.36	.07		.18	.25	(.15)	(.38)	(.53)	13.08	1.90		—	[12]	.82		.72		1.12		.55
10/31/14[6,19]	13.42	.04		(.10)	(.06)	—	—	—	13.36	(.45)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.43	[8,13]	.27	[8,13]

64	American Funds Target Date Retirement Series

2040 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income (loss) to average net assets[3]
Class R-3:
4/30/17[6,7]	$12.82	$.10	$1.21	$1.31	$(.09)	$(.33)	$(.42)	$13.71	10.50%[8]		$962	.65%[9]		.65%[9]		1.05%[9]		1.49%[9]
10/31/16	13.00	.12	.29	.41	(.06)	(.53)	(.59)	12.82	3.37		773	.71		.70		1.11		.94
10/31/15	13.24	.13	.09	.22	(.08)	(.38)	(.46)	13.00	1.68		606	.78		.68		1.08		.99
10/31/14	12.22	.12	1.13	1.25	(.12)	(.11)	(.23)	13.24	10.33		464	.79		.69		1.08		.98
10/31/13	10.05	.14	2.26	2.40	(.15)	(.08)	(.23)	12.22	24.31		368	.79		.69		1.09		1.30
10/31/12	9.16	.13	.92	1.05	(.13)	(.03)	(.16)	10.05	11.78		262	.80		.70		1.11		1.34
Class R-4:
4/30/17[6,7]	12.93	.12	1.21	1.33	(.13)	(.33)	(.46)	13.80	10.57	[8]	1,065	.36	[9]	.36	[9]	.76	[9]	1.78	[9]
10/31/16	13.10	.15	.31	.46	(.10)	(.53)	(.63)	12.93	3.75		825	.39		.38		.79		1.23
10/31/15	13.34	.17	.09	.26	(.12)	(.38)	(.50)	13.10	2.00		531	.47		.37		.77		1.30
10/31/14	12.30	.17	1.14	1.31	(.16)	(.11)	(.27)	13.34	10.75		331	.47		.37		.76		1.30
10/31/13	10.12	.18	2.26	2.44	(.18)	(.08)	(.26)	12.30	24.62		232	.47		.37		.77		1.60
10/31/12	9.22	.16	.93	1.09	(.16)	(.03)	(.19)	10.12	12.17		153	.47		.37		.78		1.66
Class R-5E:
4/30/17[6,7]	12.94	.12	1.23	1.35	(.16)	(.33)	(.49)	13.80	10.70	[8]	96	.14	[9]	.14	[9]	.54	[9]	1.79	[9]
10/31/16[6,17]	13.19	.13	.29	.42	(.14)	(.53)	(.67)	12.94	3.41	[8]	48	.16	[9]	.16	[9]	.57	[9]	1.11	[9]
Class R-5:
4/30/17[6,7]	13.06	.13	1.23	1.36	(.16)	(.33)	(.49)	13.93	10.74	[8]	606	.06	[9]	.06	[9]	.46	[9]	2.00	[9]
10/31/16	13.22	.19	.31	.50	(.13)	(.53)	(.66)	13.06	4.05		370	.09		.07		.48		1.53
10/31/15	13.45	.21	.10	.31	(.16)	(.38)	(.54)	13.22	2.32		265	.17		.07		.47		1.57
10/31/14	12.40	.20	1.15	1.35	(.19)	(.11)	(.30)	13.45	11.02		186	.17		.07		.46		1.55
10/31/13	10.19	.21	2.29	2.50	(.21)	(.08)	(.29)	12.40	25.07		119	.17		.07		.47		1.86
10/31/12	9.28	.19	.94	1.13	(.19)	(.03)	(.22)	10.19	12.52		69	.18		.08		.49		1.98
Class R-6:
4/30/17[6,7]	13.02	.14	1.23	1.37	(.17)	(.33)	(.50)	13.89	10.81	[8]	2,782	.02	[9]	.02	[9]	.42	[9]	2.08	[9]
10/31/16	13.19	.20	.30	.50	(.14)	(.53)	(.67)	13.02	4.04		1,824	.03		.02		.43		1.58
10/31/15	13.42	.20	.11	.31	(.16)	(.38)	(.54)	13.19	2.36		936	.12		.02		.42		1.55
10/31/14	12.36	.18	1.18	1.36	(.19)	(.11)	(.30)	13.42	11.17		441	.12		.02		.41		1.40
10/31/13	10.16	.20	2.29	2.49	(.21)	(.08)	(.29)	12.36	25.09		83	.12		.02		.42		1.80
10/31/12	9.26	.18	.94	1.12	(.19)	(.03)	(.22)	10.16	12.48		31	.13		.03		.44		1.88

See page 78 for footnotes.

American Funds Target Date Retirement Series	65

Financial highlights (continued)

2035 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$12.75	$.12		$1.14	$1.26	$(.13)	$(.31)	$(.44)	$13.57	10.16%[8]		$1,327		.34%[9]		.34%[9]		.73%[9]		1.85%[9]
10/31/16	12.98	.17		.28	.45	(.09)	(.59)	(.68)	12.75	3.73		1,166		.37		.35		.75		1.33
10/31/15	13.17	.18		.10	.28	(.14)	(.33)	(.47)	12.98	2.12		973		.44		.34		.74		1.39
10/31/14	12.15	.17		1.10	1.27	(.16)	(.09)	(.25)	13.17	10.58		798		.45		.35		.74		1.36
10/31/13	10.05	.18		2.19	2.37	(.18)	(.09)	(.27)	12.15	24.24		618		.46		.36		.76		1.68
10/31/12	9.17	.17		.91	1.08	(.17)	(.03)	(.20)	10.05	12.08		437		.47		.37		.77		1.75
Class B:
4/30/17[6,7]	12.60	.09		1.12	1.21	—	(.31)	(.31)	13.50	9.80	[8]	—	[12]	1.14	[9]	1.14	[9]	1.53	[9]	1.41	[9]
10/31/16	12.84	.08		.27	.35	—	(.59)	(.59)	12.60	2.93		—	[12]	1.16		1.14		1.54		.62
10/31/15	13.11	.09		.08	.17	(.11)	(.33)	(.44)	12.84	1.30		—	[12]	1.21		1.11		1.51		.70
10/31/14[6,18]	12.47	.02		.62	.64	—	—	—	13.11	5.13	[8,13]	—	[12]	1.17	[9,13]	1.07	[9,13]	1.46	[9,13]	.28	[9,13]
Class C:
4/30/17[6,7]	12.54	.07		1.13	1.20	(.06)	(.31)	(.37)	13.37	9.77	[8]	81		1.12	[9]	1.12	[9]	1.51	[9]	1.04	[9]
10/31/16	12.82	.06		.29	.35	(.04)	(.59)	(.63)	12.54	2.93		62		1.13		1.12		1.52		.51
10/31/15	13.11	.06		.11	.17	(.13)	(.33)	(.46)	12.82	1.30		33		1.21		1.11		1.51		.49
10/31/14[6,18]	12.47	.02		.62	.64	—	—	—	13.11	5.13	[8]	7		1.21	[9]	1.11	[9]	1.50	[9]	.20	[9]
Class T:
4/30/17[6,7,14]	13.35	—	[10]	.22	.22	—	—	—	13.57	1.65	[8,13]	—	[12]	.01	[8,13]	.01	[8,13]	.40	[8,13]	—	[8,13,16]
Class F-1:
4/30/17[6,7]	12.72	.11		1.15	1.26	(.16)	(.31)	(.47)	13.51	10.16	[8]	29		.36	[9]	.36	[9]	.75	[9]	1.70	[9]
10/31/16	12.96	.15		.29	.44	(.09)	(.59)	(.68)	12.72	3.68		6		.39		.38		.78		1.22
10/31/15	13.17	.16		.11	.27	(.15)	(.33)	(.48)	12.96	2.08		2		.47		.37		.77		1.22
10/31/14[6,18]	12.47	.08		.62	.70	—	—	—	13.17	5.61	[8]	1		.48	[9]	.38	[9]	.77	[9]	.88	[9]
Class F-2:
4/30/17[6,7]	12.76	.13		1.15	1.28	(.16)	(.31)	(.47)	13.57	10.36	[8]	12		.11	[9]	.11	[9]	.50	[9]	1.93	[9]
10/31/16	12.99	.18		.30	.48	(.12)	(.59)	(.71)	12.76	3.95		7		.12		.11		.51		1.44
10/31/15	13.20	.19		.10	.29	(.17)	(.33)	(.50)	12.99	2.25		2		.22		.12		.52		1.49
10/31/14[6,18]	12.47	.07		.66	.73	—	—	—	13.20	5.85	[8]	1		.23	[9]	.13	[9]	.52	[9]	.77	[9]
Class F-3:
4/30/17[6,7,15]	13.01	—	[10]	.57	.57	—	—	—	13.58	4.38	[8]	1		.01	[8]	—	[8,16]	.39	[8]	.03	[8]
Class R-1:
4/30/17[6,7]	12.43	.07		1.12	1.19	(.03)	(.31)	(.34)	13.28	9.76	[8]	17		1.13	[9]	1.13	[9]	1.52	[9]	1.10	[9]
10/31/16	12.68	.06		.28	.34	—	(.59)	(.59)	12.43	2.89		18		1.17		1.15		1.55		.52
10/31/15	12.88	.08		.08	.16	(.03)	(.33)	(.36)	12.68	1.26		17		1.24		1.14		1.54		.64
10/31/14	11.89	.07		1.07	1.14	(.06)	(.09)	(.15)	12.88	9.69		17		1.25		1.15		1.54		.57
10/31/13	9.85	.10		2.14	2.24	(.11)	(.09)	(.20)	11.89	23.24		15		1.26		1.16		1.56		.91
10/31/12	9.00	.09		.90	.99	(.11)	(.03)	(.14)	9.85	11.21		13		1.25		1.14		1.54		.97
Class R-2:
4/30/17[6,7]	12.47	.07		1.12	1.19	(.04)	(.31)	(.35)	13.31	9.79	[8]	901		1.10	[9]	1.10	[9]	1.49	[9]	1.08	[9]
10/31/16	12.71	.07		.28	.35	— [10]	(.59)	(.59)	12.47	3.00		782		1.13		1.11		1.51		.57
10/31/15	12.92	.09		.08	.17	(.05)	(.33)	(.38)	12.71	1.32		669		1.14		1.04		1.44		.69
10/31/14	11.93	.08		1.09	1.17	(.09)	(.09)	(.18)	12.92	9.86		566		1.17		1.07		1.46		.65
10/31/13	9.88	.11		2.15	2.26	(.12)	(.09)	(.21)	11.93	23.37		472		1.15		1.05		1.45		1.00
10/31/12	9.02	.10		.90	1.00	(.11)	(.03)	(.14)	9.88	11.29		336		1.17		1.07		1.47		1.04
Class R-2E:
4/30/17[6,7]	12.61	.08		1.14	1.22	(.12)	(.31)	(.43)	13.40	9.91	[8]	78		.81	[9]	.81	[9]	1.20	[9]	1.18	[9]
10/31/16	12.93	.08		.31	.39	(.12)	(.59)	(.71)	12.61	3.26		39		.81		.81		1.21		.61
10/31/15	13.17	.06		.19	.25	(.16)	(.33)	(.49)	12.93	1.96		—	[12]	.81		.71		1.11		.46
10/31/14[6,19]	13.23	.04		(.10)	(.06)	—	—	—	13.17	(.45)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.43	[8,13]	.28	[8,13]

66	American Funds Target Date Retirement Series

2035 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/17[6,7]	$12.61	$.10	$1.14	$1.24	$(.10)	$(.31)	$(.41)	$13.44	10.07%[8]		$1,154	.66%[9]		.66%[9]		1.05%[9]		1.52%[9]
10/31/16	12.85	.12	.28	.40	(.05)	(.59)	(.64)	12.61	3.35		925	.71		.69		1.09		.99
10/31/15	13.05	.14	.09	.23	(.10)	(.33)	(.43)	12.85	1.75		704	.78		.68		1.08		1.05
10/31/14	12.05	.13	1.08	1.21	(.12)	(.09)	(.21)	13.05	10.19		573	.79		.69		1.08		1.02
10/31/13	9.97	.15	2.18	2.33	(.16)	(.09)	(.25)	12.05	23.88		444	.79		.69		1.09		1.35
10/31/12	9.11	.13	.90	1.03	(.14)	(.03)	(.17)	9.97	11.59		302	.80		.70		1.10		1.40
Class R-4:
4/30/17[6,7]	12.72	.12	1.14	1.26	(.13)	(.31)	(.44)	13.54	10.21	[8]	1,167	.36	[9]	.36	[9]	.75	[9]	1.79	[9]
10/31/16	12.95	.16	.29	.45	(.09)	(.59)	(.68)	12.72	3.75		887	.39		.38		.78		1.27
10/31/15	13.16	.17	.09	.26	(.14)	(.33)	(.47)	12.95	1.99		576	.46		.36		.76		1.34
10/31/14	12.14	.17	1.10	1.27	(.16)	(.09)	(.25)	13.16	10.59		364	.47		.37		.76		1.31
10/31/13	10.04	.18	2.20	2.38	(.19)	(.09)	(.28)	12.14	24.30		236	.47		.37		.77		1.64
10/31/12	9.17	.17	.90	1.07	(.17)	(.03)	(.20)	10.04	11.97		144	.47		.37		.77		1.73
Class R-5E:
4/30/17[6,7]	12.73	.12	1.16	1.28	(.16)	(.31)	(.47)	13.54	10.34	[8]	101	.15	[9]	.15	[9]	.54	[9]	1.82	[9]
10/31/16[6,17]	13.04	.14	.27	.41	(.13)	(.59)	(.72)	12.73	3.40	[8]	55	.16	[9]	.16	[9]	.56	[9]	1.15	[9]
Class R-5:
4/30/17[6,7]	12.85	.13	1.16	1.29	(.17)	(.31)	(.48)	13.66	10.30	[8]	682	.06	[9]	.06	[9]	.45	[9]	2.05	[9]
10/31/16	13.07	.20	.29	.49	(.12)	(.59)	(.71)	12.85	4.05		432	.09		.07		.47		1.57
10/31/15	13.27	.21	.09	.30	(.17)	(.33)	(.50)	13.07	2.30		293	.17		.07		.47		1.61
10/31/14	12.23	.20	1.12	1.32	(.19)	(.09)	(.28)	13.27	10.95		199	.17		.07		.46		1.58
10/31/13	10.11	.21	2.21	2.42	(.21)	(.09)	(.30)	12.23	24.65		129	.17		.07		.47		1.91
10/31/12	9.23	.19	.91	1.10	(.19)	(.03)	(.22)	10.11	12.33		78	.17		.07		.47		2.01
Class R-6:
4/30/17[6,7]	12.81	.14	1.15	1.29	(.17)	(.31)	(.48)	13.62	10.37	[8]	2,914	.02	[9]	.02	[9]	.41	[9]	2.11	[9]
10/31/16	13.03	.21	.29	.50	(.13)	(.59)	(.72)	12.81	4.11		1,898	.03		.02		.42		1.64
10/31/15	13.23	.20	.11	.31	(.18)	(.33)	(.51)	13.03	2.35		945	.12		.02		.42		1.54
10/31/14	12.19	.20	1.12	1.32	(.19)	(.09)	(.28)	13.23	11.02		372	.12		.02		.41		1.53
10/31/13	10.08	.21	2.21	2.42	(.22)	(.09)	(.31)	12.19	24.67		80	.12		.02		.42		1.89
10/31/12	9.20	.18	.93	1.11	(.20)	(.03)	(.23)	10.08	12.41		35	.13		.03		.43		1.88

See page 78 for footnotes.

American Funds Target Date Retirement Series	67

Financial highlights (continued)

2030 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$12.70	$.12		$.99	$1.11	$(.14)	$(.29)	$(.43)	$13.38	8.99%[8]		$1,751		.34%[9]		.34%[9]		.72%[9]		1.85%[9]
10/31/16	12.92	.17		.27	.44	(.10)	(.56)	(.66)	12.70	3.69		1,550		.37		.35		.74		1.40
10/31/15	13.16	.19		.08	.27	(.13)	(.38)	(.51)	12.92	2.09		1,298		.44		.34		.73		1.43
10/31/14	12.16	.18		1.08	1.26	(.16)	(.10)	(.26)	13.16	10.53		1,077		.45		.35		.73		1.40
10/31/13	10.12	.19		2.15	2.34	(.19)	(.11)	(.30)	12.16	23.77		845		.46		.36		.75		1.69
10/31/12	9.25	.17		.92	1.09	(.17)	(.05)	(.22)	10.12	12.07		598		.47		.37		.77		1.78
Class B:
4/30/17[6,7]	12.55	.09		.96	1.05	—	(.29)	(.29)	13.31	8.54	[8]	—	[12]	1.17	[9]	1.17	[9]	1.55	[9]	1.34	[9]
10/31/16	12.77	.06		.29	.35	(.01)	(.56)	(.57)	12.55	2.93		—	[12]	1.14		1.13		1.52		.52
10/31/15	13.09	.09		.08	.17	(.11)	(.38)	(.49)	12.77	1.30		—	[12]	1.20		1.10		1.49		.71
10/31/14[6,18]	12.46	.03		.60	.63	—	—	—	13.09	5.06	[8,13]	—	[12]	1.17	[9,13]	1.07	[9,13]	1.45	[9,13]	.31	[9,13]
Class C:
4/30/17[6,7]	12.49	.07		.97	1.04	(.07)	(.29)	(.36)	13.17	8.53	[8]	104		1.12	[9]	1.12	[9]	1.50	[9]	1.05	[9]
10/31/16	12.76	.07		.27	.34	(.05)	(.56)	(.61)	12.49	2.91		80		1.13		1.12		1.51		.59
10/31/15	13.09	.07		.10	.17	(.12)	(.38)	(.50)	12.76	1.29		40		1.20		1.10		1.49		.52
10/31/14[6,18]	12.46	.03		.60	.63	—	—	—	13.09	5.06	[8]	9		1.21	[9]	1.11	[9]	1.49	[9]	.29	[9]
Class T:
4/30/17[6,7,14]	13.18	—	[10]	.19	.19	—	—	—	13.37	1.44	[8,13]	—	[12]	.01	[8,13]	.01	[8,13]	.39	[8,13]	—	[8,13,16]
Class F-1:
4/30/17[6,7]	12.65	.11		.99	1.10	(.16)	(.29)	(.45)	13.30	8.96	[8]	40		.37	[9]	.37	[9]	.75	[9]	1.70	[9]
10/31/16	12.88	.16		.29	.45	(.12)	(.56)	(.68)	12.65	3.74		12		.38		.37		.76		1.28
10/31/15	13.16	.18		.08	.26	(.16)	(.38)	(.54)	12.88	1.98		3		.48		.38		.77		1.36
10/31/14[6,18]	12.46	.10		.60	.70	—	—	—	13.16	5.62	[8]	1		.47	[9]	.37	[9]	.75	[9]	1.09	[9]
Class F-2:
4/30/17[6,7]	12.71	.13		.99	1.12	(.17)	(.29)	(.46)	13.37	9.10	[8]	28		.11	[9]	.11	[9]	.49	[9]	2.01	[9]
10/31/16	12.93	.19		.28	.47	(.13)	(.56)	(.69)	12.71	3.94		15		.12		.11		.50		1.55
10/31/15	13.18	.19		.11	.30	(.17)	(.38)	(.55)	12.93	2.29		4		.22		.12		.51		1.51
10/31/14[6,18]	12.46	.10		.62	.72	—	—	—	13.18	5.78	[8]	1		.23	[9]	.13	[9]	.51	[9]	1.17	[9]
Class F-3:
4/30/17[6,7,15]	12.88	.01		.49	.50	—	—	—	13.38	3.88	[8]	—	[12]	.01	[8]	—	[8,16]	.38	[8]	.09	[8]
Class R-1:
4/30/17[6,7]	12.48	.07		.97	1.04	(.04)	(.29)	(.33)	13.19	8.52	[8]	29		1.13	[9]	1.13	[9]	1.51	[9]	1.08	[9]
10/31/16	12.70	.07		.27	.34	—	(.56)	(.56)	12.48	2.87		29		1.17		1.16		1.55		.59
10/31/15	12.95	.08		.08	.16	(.03)	(.38)	(.41)	12.70	1.25		27		1.24		1.14		1.53		.66
10/31/14	11.98	.08		1.06	1.14	(.07)	(.10)	(.17)	12.95	9.63		28		1.25		1.15		1.53		.61
10/31/13	9.97	.10		2.12	2.22	(.10)	(.11)	(.21)	11.98	22.81		24		1.25		1.15		1.54		.95
10/31/12	9.12	.10		.91	1.01	(.11)	(.05)	(.16)	9.97	11.19		19		1.24		1.14		1.54		1.01
Class R-2:
4/30/17[6,7]	12.43	.07		.96	1.03	(.05)	(.29)	(.34)	13.12	8.51	[8]	1,034		1.10	[9]	1.10	[9]	1.48	[9]	1.10	[9]
10/31/16	12.65	.08		.28	.36	(.02)	(.56)	(.58)	12.43	3.02		913		1.13		1.11		1.50		.65
10/31/15	12.91	.09		.07	.16	(.04)	(.38)	(.42)	12.65	1.27		809		1.14		1.04		1.43		.74
10/31/14	11.94	.09		1.07	1.16	(.09)	(.10)	(.19)	12.91	9.80		725		1.17		1.07		1.45		.70
10/31/13	9.95	.11		2.11	2.22	(.12)	(.11)	(.23)	11.94	22.89		620		1.15		1.05		1.44		1.02
10/31/12	9.10	.10		.91	1.01	(.11)	(.05)	(.16)	9.95	11.28		461		1.17		1.07		1.47		1.08
Class R-2E:
4/30/17[6,7]	12.58	.07		.98	1.05	(.12)	(.29)	(.41)	13.22	8.62	[8]	89		.81	[9]	.81	[9]	1.19	[9]	1.15	[9]
10/31/16	12.86	.08		.31	.39	(.11)	(.56)	(.67)	12.58	3.30		42		.81		.80		1.19		.66
10/31/15	13.17	.09		.14	.23	(.16)	(.38)	(.54)	12.86	1.76		1		.86		.76		1.15		.71
10/31/14[6,19]	13.22	.04		(.09)	(.05)	—	—	—	13.17	(.38)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.42	[8,13]	.29	[8,13]

68	American Funds Target Date Retirement Series

2030 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/17[6,7]	$12.57	$.10	$.97	$1.07	$(.10)	$(.29)	$(.39)	$13.25	8.77%[8]		$1,522	.65%[9]		.65%[9]		1.03%[9]		1.53%[9]
10/31/16	12.79	.13	.28	.41	(.07)	(.56)	(.63)	12.57	3.41		1,267	.71		.69		1.08		1.06
10/31/15	13.04	.14	.08	.22	(.09)	(.38)	(.47)	12.79	1.70		1,037	.77		.67		1.06		1.09
10/31/14	12.06	.13	1.08	1.21	(.13)	(.10)	(.23)	13.04	10.14		819	.79		.69		1.07		1.06
10/31/13	10.04	.15	2.14	2.29	(.16)	(.11)	(.27)	12.06	23.41		643	.79		.69		1.08		1.37
10/31/12	9.18	.14	.91	1.05	(.14)	(.05)	(.19)	10.04	11.68		450	.79		.69		1.09		1.43
Class R-4:
4/30/17[6,7]	12.68	.12	.98	1.10	(.14)	(.29)	(.43)	13.35	8.94	[8]	1,609	.36	[9]	.36	[9]	.74	[9]	1.82	[9]
10/31/16	12.90	.17	.27	.44	(.10)	(.56)	(.66)	12.68	3.71		1,261	.39		.38		.77		1.35
10/31/15	13.15	.18	.08	.26	(.13)	(.38)	(.51)	12.90	2.02		852	.46		.36		.75		1.40
10/31/14	12.15	.18	1.08	1.26	(.16)	(.10)	(.26)	13.15	10.55		560	.47		.37		.75		1.40
10/31/13	10.11	.18	2.16	2.34	(.19)	(.11)	(.30)	12.15	23.83		417	.46		.36		.75		1.67
10/31/12	9.24	.17	.92	1.09	(.17)	(.05)	(.22)	10.11	12.10		276	.47		.37		.77		1.75
Class R-5E:
4/30/17[6,7]	12.68	.12	1.00	1.12	(.17)	(.29)	(.46)	13.34	9.08	[8]	136	.14	[9]	.14	[9]	.52	[9]	1.83	[9]
10/31/16[6,17]	12.96	.15	.27	.42	(.14)	(.56)	(.70)	12.68	3.53	[8]	69	.16	[9]	.16	[9]	.55	[9]	1.26	[9]
Class R-5:
4/30/17[6,7]	12.80	.13	1.00	1.13	(.17)	(.29)	(.46)	13.47	9.14	[8]	859	.06	[9]	.06	[9]	.44	[9]	2.05	[9]
10/31/16	13.01	.21	.28	.49	(.14)	(.56)	(.70)	12.80	4.02		527	.09		.07		.46		1.65
10/31/15	13.25	.22	.09	.31	(.17)	(.38)	(.55)	13.01	2.35		359	.16		.06		.45		1.67
10/31/14	12.24	.21	1.09	1.30	(.19)	(.10)	(.29)	13.25	10.82		249	.16		.06		.44		1.63
10/31/13	10.18	.22	2.17	2.39	(.22)	(.11)	(.33)	12.24	24.19		171	.16		.06		.45		1.96
10/31/12	9.30	.21	.92	1.13	(.20)	(.05)	(.25)	10.18	12.44		109	.17		.07		.47		2.16
Class R-6:
4/30/17[6,7]	12.76	.14	.99	1.13	(.18)	(.29)	(.47)	13.42	9.13	[8]	4,166	.02	[9]	.02	[9]	.40	[9]	2.12	[9]
10/31/16	12.97	.22	.27	.49	(.14)	(.56)	(.70)	12.76	4.08		2,792	.03		.02		.41		1.73
10/31/15	13.21	.21	.10	.31	(.17)	(.38)	(.55)	12.97	2.39		1,527	.12		.02		.41		1.59
10/31/14	12.20	.20	1.11	1.31	(.20)	(.10)	(.30)	13.21	10.90		615	.12		.02		.40		1.53
10/31/13	10.15	.21	2.17	2.38	(.22)	(.11)	(.33)	12.20	24.21		151	.12		.02		.41		1.91
10/31/12	9.28	.19	.93	1.12	(.20)	(.05)	(.25)	10.15	12.41		68	.13		.03		.43		1.97

See page 78 for footnotes.

American Funds Target Date Retirement Series	69

Financial highlights (continued)

2025 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$12.17	$.11		$.75	$.86	$(.14)	$(.23)	$(.37)	$12.66	7.26%[8]		$1,931		.35%[9]		.35%[9]		.71%[9]		1.84%[9]
10/31/16	12.40	.18		.27	.45	(.11)	(.57)	(.68)	12.17	3.83		1,730		.38		.37		.74		1.50
10/31/15	12.64	.19		.01	.20	(.14)	(.30)	(.44)	12.40	1.61		1,442		.45		.35		.73		1.50
10/31/14	11.75	.17		.97	1.14	(.16)	(.09)	(.25)	12.64	9.85		1,183		.45		.35		.72		1.42
10/31/13	9.89	.18		1.96	2.14	(.19)	(.09)	(.28)	11.75	22.18		921		.46		.36		.74		1.69
10/31/12	9.09	.17		.86	1.03	(.18)	(.05)	(.23)	9.89	11.65		658		.47		.37		.76		1.80
Class B:
4/30/17[6,7]	12.05	.06		.75	.81	—	(.23)	(.23)	12.63	6.81	[8]	—	[12]	1.16	[9]	1.16	[9]	1.52	[9]	.96	[9]
10/31/16	12.26	.09		.27	.36	—	(.57)	(.57)	12.05	3.10		—	[12]	1.16		1.14		1.51		.79
10/31/15	12.57	.09		.02	.11	(.12)	(.30)	(.42)	12.26	.85		—	[12]	1.20		1.10		1.48		.73
10/31/14[6,18]	11.99	.04		.54	.58	—	—	—	12.57	4.84	[8,13]	—	[12]	1.17	[9,13]	1.07	[9,13]	1.44	[9,13]	.45	[9,13]
Class C:
4/30/17[6,7]	11.97	.06		.74	.80	(.08)	(.23)	(.31)	12.46	6.80	[8]	120		1.12	[9]	1.12	[9]	1.48	[9]	1.05	[9]
10/31/16	12.24	.08		.28	.36	(.06)	(.57)	(.63)	11.97	3.13		97		1.13		1.12		1.49		.71
10/31/15	12.57	.08		.02	.10	(.13)	(.30)	(.43)	12.24	.79		50		1.20		1.10		1.48		.64
10/31/14[6,18]	11.99	.03		.55	.58	—	—	—	12.57	4.84	[8]	12		1.21	[9]	1.11	[9]	1.48	[9]	.36	[9]
Class T:
4/30/17[6,7,14]	12.51	—	[10]	.15	.15	—	—	—	12.66	1.20	[8,13]	—	[12]	.01	[8,13]	.01	[8,13]	.37	[8,13]	.01	[8,13]
Class F-1:
4/30/17[6,7]	12.12	.11		.75	.86	(.16)	(.23)	(.39)	12.59	7.30	[8]	33		.37	[9]	.37	[9]	.73	[9]	1.75	[9]
10/31/16	12.36	.17		.27	.44	(.11)	(.57)	(.68)	12.12	3.83		12		.38		.37		.74		1.45
10/31/15	12.63	.18		.02	.20	(.17)	(.30)	(.47)	12.36	1.60		4		.48		.38		.76		1.43
10/31/14[6,18]	11.99	.09		.55	.64	—	—	—	12.63	5.34	[8]	1		.47	[9]	.37	[9]	.74	[9]	1.01	[9]
Class F-2:
4/30/17[6,7]	12.18	.13		.75	.88	(.18)	(.23)	(.41)	12.65	7.38	[8]	36		.11	[9]	.11	[9]	.47	[9]	2.05	[9]
10/31/16	12.41	.20		.28	.48	(.14)	(.57)	(.71)	12.18	4.10		24		.12		.11		.48		1.71
10/31/15	12.65	.22		.02	.24	(.18)	(.30)	(.48)	12.41	1.90		9		.21		.11		.49		1.75
10/31/14[6,18]	11.99	.13		.53	.66	—	—	—	12.65	5.50	[8]	—	[12]	.23	[9]	.13	[9]	.50	[9]	1.48	[9]
Class F-3:
4/30/17[6,7,15]	12.26	.01		.40	.41	—	—	—	12.67	3.34	[8]	9		—	[8]	—	[8]	.36	[8]	.09	[8]
Class R-1:
4/30/17[6,7]	11.95	.06		.74	.80	(.05)	(.23)	(.28)	12.47	6.84	[8]	21		1.13	[9]	1.13	[9]	1.49	[9]	1.07	[9]
10/31/16	12.17	.08		.27	.35	—	(.57)	(.57)	11.95	3.04		22		1.17		1.16		1.53		.69
10/31/15	12.42	.09		.01	.10	(.05)	(.30)	(.35)	12.17	.78		22		1.24		1.14		1.52		.73
10/31/14	11.55	.07		.96	1.03	(.07)	(.09)	(.16)	12.42	9.04		22		1.25		1.15		1.52		.62
10/31/13	9.74	.10		1.92	2.02	(.12)	(.09)	(.21)	11.55	21.14		17		1.26		1.16		1.54		.92
10/31/12	8.96	.09		.85	.94	(.11)	(.05)	(.16)	9.74	10.75		14		1.25		1.14		1.53		1.01
Class R-2:
4/30/17[6,7]	11.91	.07		.73	.80	(.06)	(.23)	(.29)	12.42	6.85	[8]	1,029		1.10	[9]	1.10	[9]	1.46	[9]	1.09	[9]
10/31/16	12.15	.09		.26	.35	(.02)	(.57)	(.59)	11.91	3.09		913		1.13		1.11		1.48		.76
10/31/15	12.39	.10		.02	.12	(.06)	(.30)	(.36)	12.15	.95		826		1.14		1.04		1.42		.82
10/31/14	11.53	.09		.95	1.04	(.09)	(.09)	(.18)	12.39	9.11		744		1.17		1.07		1.44		.71
10/31/13	9.72	.11		1.92	2.03	(.13)	(.09)	(.22)	11.53	21.29		631		1.14		1.04		1.42		1.02
10/31/12	8.94	.10		.85	.95	(.12)	(.05)	(.17)	9.72	10.85		463		1.17		1.07		1.46		1.10
Class R-2E:
4/30/17[6,7]	12.05	.07		.76	.83	(.14)	(.23)	(.37)	12.51	7.01	[8]	105		.81	[9]	.81	[9]	1.17	[9]	1.21	[9]
10/31/16	12.35	.10		.29	.39	(.12)	(.57)	(.69)	12.05	3.40		50		.81		.81		1.18		.81
10/31/15	12.64	.12		.06	.18	(.17)	(.30)	(.47)	12.35	1.44		—	[12]	.83		.73		1.11		.98
10/31/14[6,19]	12.69	.04		(.09)	(.05)	—	—	—	12.64	(.39)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.41	[8,13]	.30	[8,13]

70	American Funds Target Date Retirement Series

2025 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/17[6,7]	$12.05	$.09	$.74	$.83	$(.11)	$(.23)	$(.34)	$12.54	7.05%[8]		$1,471	.65%[9]		.65%[9]		1.01%[9]		1.52%[9]
10/31/16	12.28	.14	.27	.41	(.07)	(.57)	(.64)	12.05	3.54		1,237	.71		.69		1.06		1.18
10/31/15	12.52	.15	.01	.16	(.10)	(.30)	(.40)	12.28	1.31		979	.78		.68		1.06		1.18
10/31/14	11.65	.13	.95	1.08	(.12)	(.09)	(.21)	12.52	9.45		815	.79		.69		1.06		1.08
10/31/13	9.81	.15	1.94	2.09	(.16)	(.09)	(.25)	11.65	21.83		662	.79		.69		1.07		1.37
10/31/12	9.03	.14	.84	.98	(.15)	(.05)	(.20)	9.81	11.16		465	.80		.70		1.09		1.45
Class R-4:
4/30/17[6,7]	12.15	.11	.75	.86	(.15)	(.23)	(.38)	12.63	7.22	[8]	1,478	.36	[9]	.36	[9]	.72	[9]	1.80	[9]
10/31/16	12.38	.18	.27	.45	(.11)	(.57)	(.68)	12.15	3.85		1,167	.39		.38		.75		1.47
10/31/15	12.62	.18	.02	.20	(.14)	(.30)	(.44)	12.38	1.62		775	.46		.36		.74		1.48
10/31/14	11.73	.17	.97	1.14	(.16)	(.09)	(.25)	12.62	9.87		517	.47		.37		.74		1.39
10/31/13	9.89	.18	1.94	2.12	(.19)	(.09)	(.28)	11.73	22.03		369	.47		.37		.75		1.68
10/31/12	9.09	.17	.86	1.03	(.18)	(.05)	(.23)	9.89	11.66		246	.47		.37		.76		1.78
Class R-5E:
4/30/17[6,7]	12.16	.12	.75	.87	(.17)	(.23)	(.40)	12.63	7.35	[8]	124	.14	[9]	.14	[9]	.50	[9]	1.95	[9]
10/31/16[6,17]	12.41	.17	.29	.46	(.14)	(.57)	(.71)	12.16	3.99	[8]	83	.16	[9]	.16	[9]	.53	[9]	1.45	[9]
Class R-5:
4/30/17[6,7]	12.27	.13	.75	.88	(.18)	(.23)	(.41)	12.74	7.35	[8]	830	.06	[9]	.06	[9]	.42	[9]	2.07	[9]
10/31/16	12.49	.21	.28	.49	(.14)	(.57)	(.71)	12.27	4.17		543	.09		.07		.44		1.77
10/31/15	12.72	.22	.02	.24	(.17)	(.30)	(.47)	12.49	1.95		354	.16		.06		.44		1.75
10/31/14	11.82	.20	.98	1.18	(.19)	(.09)	(.28)	12.72	10.16		243	.16		.06		.43		1.65
10/31/13	9.95	.21	1.97	2.18	(.22)	(.09)	(.31)	11.82	22.52		157	.16		.06		.44		1.96
10/31/12	9.15	.19	.86	1.05	(.20)	(.05)	(.25)	9.95	11.91		97	.17		.07		.46		2.05
Class R-6:
4/30/17[6,7]	12.24	.13	.75	.88	(.18)	(.23)	(.41)	12.71	7.40	[8]	3,427	.02	[9]	.02	[9]	.38	[9]	2.13	[9]
10/31/16	12.46	.22	.27	.49	(.14)	(.57)	(.71)	12.24	4.23		2,313	.03		.02		.39		1.87
10/31/15	12.70	.21	.03	.24	(.18)	(.30)	(.48)	12.46	1.92		1,382	.12		.02		.40		1.65
10/31/14	11.79	.20	.99	1.19	(.19)	(.09)	(.28)	12.70	10.31		454	.12		.02		.39		1.64
10/31/13	9.93	.21	1.96	2.17	(.22)	(.09)	(.31)	11.79	22.51		119	.12		.02		.40		1.91
10/31/12	9.13	.18	.88	1.06	(.21)	(.05)	(.26)	9.93	11.98		51	.13		.03		.42		1.94

See page 78 for footnotes.

American Funds Target Date Retirement Series	71

Financial highlights (continued)

2020 Fund

		Income (loss) from investment operations[1]					Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$11.66	$.11		$.58		$.69	$(.15)	$(.19)	$(.34)	$12.01	6.08%[8]		$1,825		.37%[9]		.37%[9]		.71%[9]		1.96%[9]
10/31/16	11.68	.19		.25		.44	(.13)	(.33)	(.46)	11.66	3.92		1,704		.38		.37		.72		1.66
10/31/15	11.90	.19		—	[10]	.19	(.14)	(.27)	(.41)	11.68	1.64		1,485		.46		.36		.71		1.60
10/31/14	11.18	.18		.81		.99	(.17)	(.10)	(.27)	11.90	8.93		1,292		.45		.35		.70		1.58
10/31/13	9.81	.18		1.48		1.66	(.20)	(.09)	(.29)	11.18	17.38		1,042		.47		.37		.73		1.78
10/31/12	9.15	.18		.74		.92	(.21)	(.05)	(.26)	9.81	10.35		805		.47		.37		.74		1.96
Class B:
4/30/17[6,7]	11.56	.07		.58		.65	—	(.19)	(.19)	12.02	5.70	[8]	—	[12]	1.15	[9]	1.15	[9]	1.49	[9]	1.17	[9]
10/31/16	11.57	.11		.24		.35	(.03)	(.33)	(.36)	11.56	3.13		—	[12]	1.15		1.13		1.48		.95
10/31/15	11.84	.10		—	[10]	.10	(.10)	(.27)	(.37)	11.57	.83		1		1.22		1.12		1.47		.85
10/31/14[6,18]	11.29	.05		.50		.55	—	—	—	11.84	4.87	[8]	—	[12]	1.20	[9]	1.10	[9]	1.45	[9]	.64	[9]
Class C:
4/30/17[6,7]	11.48	.07		.56		.63	(.09)	(.19)	(.28)	11.83	5.59	[8]	106		1.12	[9]	1.12	[9]	1.46	[9]	1.19	[9]
10/31/16	11.54	.10		.25		.35	(.08)	(.33)	(.41)	11.48	3.18		84		1.13		1.12		1.47		.88
10/31/15	11.84	.09		.01		.10	(.13)	(.27)	(.40)	11.54	.84		48		1.21		1.11		1.46		.77
10/31/14[6,18]	11.29	.05		.50		.55	—	—	—	11.84	4.87	[8]	14		1.21	[9]	1.11	[9]	1.46	[9]	.58	[9]
Class T:
4/30/17[6,7,14]	11.89	—	[10]	.12		.12	—	—	—	12.01	1.01	[8,13]	—	[12]	.01	[8,13]	.01	[8,13]	.35	[8,13]	.03	[8,13]
Class F-1:
4/30/17[6,7]	11.62	.11		.58		.69	(.17)	(.19)	(.36)	11.95	6.05	[8]	31		.37	[9]	.37	[9]	.71	[9]	1.90	[9]
10/31/16	11.65	.19		.25		.44	(.14)	(.33)	(.47)	11.62	3.94		13		.39		.38		.73		1.64
10/31/15	11.90	.18		.01		.19	(.17)	(.27)	(.44)	11.65	1.60		7		.48		.38		.73		1.51
10/31/14[6,18]	11.29	.12		.49		.61	—	—	—	11.90	5.40	[8]	2		.47	[9]	.37	[9]	.72	[9]	1.45	[9]
Class F-2:
4/30/17[6,7]	11.67	.13		.58		.71	(.19)	(.19)	(.38)	12.00	6.20	[8]	32		.11	[9]	.11	[9]	.45	[9]	2.18	[9]
10/31/16	11.69	.21		.26		.47	(.16)	(.33)	(.49)	11.67	4.23		22		.12		.11		.46		1.86
10/31/15	11.92	.21		.01		.22	(.18)	(.27)	(.45)	11.69	1.84		5		.22		.12		.47		1.77
10/31/14[6,18]	11.29	.13		.50		.63	—	—	—	11.92	5.58	[8]	1		.23	[9]	.13	[9]	.48	[9]	1.62	[9]
Class F-3:
4/30/17[6,7,15]	11.68	.03		.31		.34	—	—	—	12.02	2.91	[8]	1		.01	[8]	.01	[8]	.35	[8]	.26	[8]
Class R-1:
4/30/17[6,7]	11.46	.07		.56		.63	(.06)	(.19)	(.25)	11.84	5.61	[8]	18		1.13	[9]	1.13	[9]	1.47	[9]	1.23	[9]
10/31/16	11.48	.10		.25		.35	(.04)	(.33)	(.37)	11.46	3.14		20		1.17		1.16		1.51		.86
10/31/15	11.70	.09		.01		.10	(.05)	(.27)	(.32)	11.48	.80		20		1.24		1.14		1.49		.82
10/31/14	11.00	.09		.79		.88	(.08)	(.10)	(.18)	11.70	8.09		19		1.25		1.15		1.50		.81
10/31/13	9.64	.10		1.47		1.57	(.12)	(.09)	(.21)	11.00	16.55		18		1.25		1.15		1.51		1.02
10/31/12	9.00	.11		.72		.83	(.14)	(.05)	(.19)	9.64	9.49		16		1.25		1.14		1.51		1.20
Class R-2:
4/30/17[6,7]	11.43	.07		.57		.64	(.07)	(.19)	(.26)	11.81	5.69	[8]	761		1.09	[9]	1.09	[9]	1.43	[9]	1.24	[9]
10/31/16	11.46	.10		.25		.35	(.05)	(.33)	(.38)	11.43	3.19		733		1.13		1.12		1.47		.92
10/31/15	11.69	.11		—	[10]	.11	(.07)	(.27)	(.34)	11.46	.89		699		1.14		1.04		1.39		.93
10/31/14	10.99	.10		.80		.90	(.10)	(.10)	(.20)	11.69	8.24		664		1.16		1.06		1.41		.88
10/31/13	9.65	.11		1.46		1.57	(.14)	(.09)	(.23)	10.99	16.59		572		1.14		1.04		1.40		1.11
10/31/12	9.01	.12		.72		.84	(.15)	(.05)	(.20)	9.65	9.52		448		1.17		1.07		1.44		1.26
Class R-2E:
4/30/17[6,7]	11.55	.08		.57		.65	(.14)	(.19)	(.33)	11.87	5.79	[8]	77		.80	[9]	.80	[9]	1.14	[9]	1.37	[9]
10/31/16	11.63	.11		.29		.40	(.15)	(.33)	(.48)	11.55	3.57		43		.81		.80		1.15		.96
10/31/15	11.90	.11		.06		.17	(.17)	(.27)	(.44)	11.63	1.45		1		.85		.75		1.10		.93
10/31/14[6,19]	11.93	.04		(.07)		(.03)	—	—	—	11.90	(.25)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.39	[8,13]	.33	[8,13]

72	American Funds Target Date Retirement Series

2020 Fund

		Income (loss) from investment operations[1]				Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)		Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/17[6,7]	$11.55	$.10	$.57		$.67	$(.12)	$(.19)	$(.31)	$11.91	5.93%[8]		$1,289	.65%[9]		.65%[9]		.99%[9]		1.68%[9]
10/31/16	11.58	.15	.25		.40	(.10)	(.33)	(.43)	11.55	3.56		1,148	.71		.69		1.04		1.34
10/31/15	11.80	.15	.01		.16	(.11)	(.27)	(.38)	11.58	1.34		982	.77		.67		1.02		1.29
10/31/14	11.09	.14	.80		.94	(.13)	(.10)	(.23)	11.80	8.60		831	.79		.69		1.04		1.26
10/31/13	9.74	.15	1.46		1.61	(.17)	(.09)	(.26)	11.09	16.97		692	.79		.69		1.05		1.47
10/31/12	9.08	.15	.74		.89	(.18)	(.05)	(.23)	9.74	10.08		530	.79		.69		1.06		1.63
Class R-4:
4/30/17[6,7]	11.65	.11	.58		.69	(.16)	(.19)	(.35)	11.99	6.03	[8]	1,410	.35	[9]	.35	[9]	.69	[9]	1.96	[9]
10/31/16	11.67	.19	.25		.44	(.13)	(.33)	(.46)	11.65	3.96		1,173	.39		.38		.73		1.63
10/31/15	11.89	.19	.01		.20	(.15)	(.27)	(.42)	11.67	1.66		865	.46		.36		.71		1.60
10/31/14	11.17	.18	.81		.99	(.17)	(.10)	(.27)	11.89	8.96		587	.47		.37		.72		1.58
10/31/13	9.81	.18	1.47		1.65	(.20)	(.09)	(.29)	11.17	17.30		449	.47		.37		.73		1.78
10/31/12	9.15	.18	.74		.92	(.21)	(.05)	(.26)	9.81	10.35		324	.47		.37		.74		1.94
Class R-5E:
4/30/17[6,7]	11.64	.12	.58		.70	(.18)	(.19)	(.37)	11.97	6.18	[8]	129	.14	[9]	.14	[9]	.48	[9]	2.11	[9]
10/31/16[6,17]	11.67	.18	.29		.47	(.17)	(.33)	(.50)	11.64	4.19	[8]	85	.16	[9]	.16	[9]	.51	[9]	1.64	[9]
Class R-5:
4/30/17[6,7]	11.75	.13	.58		.71	(.19)	(.19)	(.38)	12.08	6.17	[8]	690	.06	[9]	.06	[9]	.40	[9]	2.22	[9]
10/31/16	11.76	.22	.26		.48	(.16)	(.33)	(.49)	11.75	4.29		474	.09		.07		.42		1.92
10/31/15	11.99	.22	—	[10]	.22	(.18)	(.27)	(.45)	11.76	1.83		343	.17		.07		.42		1.85
10/31/14	11.25	.21	.83		1.04	(.20)	(.10)	(.30)	11.99	9.36		238	.16		.06		.41		1.83
10/31/13	9.87	.22	1.48		1.70	(.23)	(.09)	(.32)	11.25	17.73		158	.16		.06		.42		2.08
10/31/12	9.20	.22	.73		.95	(.23)	(.05)	(.28)	9.87	10.73		116	.17		.07		.44		2.28
Class R-6:
4/30/17[6,7]	11.72	.13	.58		.71	(.19)	(.19)	(.38)	12.05	6.23	[8]	3,353	.02	[9]	.02	[9]	.36	[9]	2.28	[9]
10/31/16	11.74	.23	.25		.48	(.17)	(.33)	(.50)	11.72	4.26		2,360	.03		.02		.37		2.02
10/31/15	11.96	.21	.02		.23	(.18)	(.27)	(.45)	11.74	1.96		1,522	.12		.02		.37		1.80
10/31/14	11.23	.21	.82		1.03	(.20)	(.10)	(.30)	11.96	9.33		584	.12		.02		.37		1.77
10/31/13	9.85	.21	1.49		1.70	(.23)	(.09)	(.32)	11.23	17.81		143	.12		.02		.38		2.05
10/31/12	9.18	.21	.75		.96	(.24)	(.05)	(.29)	9.85	10.80		66	.12		.02		.39		2.18

See page 78 for footnotes.

American Funds Target Date Retirement Series	73

Financial highlights (continued)

2015 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$10.95	$.12		$.44	$.56	$(.18)	$(.14)	$(.32)	$11.19	5.27%[8]		$985		.39%[9]		.39%[9]		.72%[9]		2.17%[9]
10/31/16	11.07	.22		.24	.46	(.13)	(.45)	(.58)	10.95	4.40		978		.38		.37		.70		2.02
10/31/15	11.40	.22		(.12)	.10	(.16)	(.27)	(.43)	11.07	.88		912		.47		.37		.71		2.00
10/31/14	10.89	.19		.70	.89	(.18)	(.20)	(.38)	11.40	8.32		865		.47		.37		.70		1.72
10/31/13	9.86	.19		1.21	1.40	(.21)	(.16)	(.37)	10.89	14.67		728		.46		.36		.69		1.82
10/31/12	9.31	.19		.67	.86	(.22)	(.09)	(.31)	9.86	9.54		622		.49		.39		.73		2.04
Class B:
4/30/17[6,7]	10.85	.10		.45	.55	—	(.14)	(.14)	11.26	5.17	[8]	—	[12]	.61	[9]	.61	[9]	.94	[9]	1.91	[9]
10/31/16	10.97	.15		.24	.39	(.06)	(.45)	(.51)	10.85	3.74	[13]	—	[12]	1.01	[13]	.99	[13]	1.32	[13]	1.42	[13]
10/31/15	11.36	.15		(.12)	.03	(.15)	(.27)	(.42)	10.97	.28	[13]	—	[12]	1.10	[13]	1.00	[13]	1.34	[13]	1.35	[13]
10/31/14[6,18]	10.83	.09		.44	.53	—	—	—	11.36	4.89	[8,13]	—	[12]	1.04	[9,13]	.94	[9,13]	1.27	[9,13]	1.18	[9,13]
Class C:
4/30/17[6,7]	10.79	.08		.42	.50	(.11)	(.14)	(.25)	11.04	4.79	[8]	45		1.13	[9]	1.13	[9]	1.46	[9]	1.43	[9]
10/31/16	10.95	.13		.24	.37	(.08)	(.45)	(.53)	10.79	3.59		40		1.14		1.13		1.46		1.26
10/31/15	11.35	.13		(.12)	.01	(.14)	(.27)	(.41)	10.95	.15		28		1.21		1.11		1.45		1.23
10/31/14[6,18]	10.83	.06		.46	.52	—	—	—	11.35	4.80	[8]	9		1.21	[9]	1.11	[9]	1.44	[9]	.83	[9]
Class T:
4/30/17[6,7,14]	11.10	—	[10]	.09	.09	—	—	—	11.19	.81	[8,13]	—	[12]	.01	[8,13]	.01	[8,13]	.34	[8,13]	.04	[8,13]
Class F-1:
4/30/17[6,7]	10.91	.12		.43	.55	(.19)	(.14)	(.33)	11.13	5.25	[8]	14		.38	[9]	.38	[9]	.71	[9]	2.16	[9]
10/31/16	11.05	.21		.24	.45	(.14)	(.45)	(.59)	10.91	4.38		6		.39		.38		.71		1.97
10/31/15	11.40	.22		(.12)	.10	(.18)	(.27)	(.45)	11.05	.90		2		.48		.38		.72		1.97
10/31/14[6,18]	10.83	.12		.45	.57	—	—	—	11.40	5.26	[8]	1		.47	[9]	.37	[9]	.70	[9]	1.55	[9]
Class F-2:
4/30/17[6,7]	10.96	.13		.44	.57	(.21)	(.14)	(.35)	11.18	5.36	[8]	16		.12	[9]	.12	[9]	.45	[9]	2.40	[9]
10/31/16	11.09	.24		.24	.48	(.16)	(.45)	(.61)	10.96	4.62		12		.12		.11		.44		2.23
10/31/15	11.42	.25		(.12)	.13	(.19)	(.27)	(.46)	11.09	1.17		3		.22		.12		.46		2.24
10/31/14[6,18]	10.83	.13		.46	.59	—	—	—	11.42	5.45	[8]	1		.23	[9]	.13	[9]	.46	[9]	1.72	[9]
Class F-3:
4/30/17[6,7,15]	10.92	.08		.20	.28	—	—	—	11.20	2.56	[8]	—	[12]	.05	[8]	.04	[8]	.37	[8]	.70	[8]
Class R-1:
4/30/17[6,7]	10.73	.08		.42	.50	(.09)	(.14)	(.23)	11.00	4.83	[8]	11		1.14	[9]	1.14	[9]	1.47	[9]	1.41	[9]
10/31/16	10.85	.13		.23	.36	(.03)	(.45)	(.48)	10.73	3.50		13		1.18		1.16		1.49		1.23
10/31/15	11.18	.13		(.12)	.01	(.07)	(.27)	(.34)	10.85	.15		12		1.25		1.15		1.49		1.23
10/31/14	10.68	.10		.69	.79	(.09)	(.20)	(.29)	11.18	7.54		14		1.24		1.14		1.47		.96
10/31/13	9.68	.10		1.19	1.29	(.13)	(.16)	(.29)	10.68	13.72		13		1.25		1.15		1.48		1.04
10/31/12	9.15	.12		.66	.78	(.16)	(.09)	(.25)	9.68	8.67		12		1.25		1.14		1.48		1.30
Class R-2:
4/30/17[6,7]	10.74	.08		.44	.52	(.10)	(.14)	(.24)	11.02	4.93	[8]	313		1.08	[9]	1.08	[9]	1.41	[9]	1.48	[9]
10/31/16	10.87	.13		.24	.37	(.05)	(.45)	(.50)	10.74	3.61		322		1.14		1.12		1.45		1.27
10/31/15	11.20	.15		(.13)	.02	(.08)	(.27)	(.35)	10.87	.17		336		1.14		1.04		1.38		1.33
10/31/14	10.70	.11		.70	.81	(.11)	(.20)	(.31)	11.20	7.65		357		1.16		1.06		1.39		1.04
10/31/13	9.70	.11		1.19	1.30	(.14)	(.16)	(.30)	10.70	13.82		348		1.14		1.04		1.37		1.14
10/31/12	9.16	.13		.66	.79	(.16)	(.09)	(.25)	9.70	8.84		309		1.17		1.07		1.41		1.35
Class R-2E:
4/30/17[6,7]	10.84	.09		.43	.52	(.17)	(.14)	(.31)	11.05	4.97	[8]	48		.81	[9]	.81	[9]	1.14	[9]	1.63	[9]
10/31/16	11.04	.16		.25	.41	(.16)	(.45)	(.61)	10.84	3.97		26		.81		.81		1.14		1.49
10/31/15	11.41	.18		(.10)	.08	(.18)	(.27)	(.45)	11.04	.78		—	[12]	.81		.71		1.05		1.61
10/31/14[6,19]	11.42	.04		(.05)	(.01)	—	—	—	11.41	(.09)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.37	[8,13]	.37	[8,13]

74	American Funds Target Date Retirement Series

2015 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/17[6,7]	$10.86	$.10	$.43	$.53	$(.15)	$(.14)	$(.29)	$11.10	5.00%[8]		$538	.65%[9]		.65%[9]		.98%[9]		1.89%[9]
10/31/16	10.98	.18	.24	.42	(.09)	(.45)	(.54)	10.86	4.10		513	.71		.70		1.03		1.69
10/31/15	11.31	.19	(.13)	.06	(.12)	(.27)	(.39)	10.98	.57		481	.78		.68		1.02		1.70
10/31/14	10.80	.15	.70	.85	(.14)	(.20)	(.34)	11.31	8.06		485	.79		.69		1.02		1.41
10/31/13	9.79	.15	1.20	1.35	(.18)	(.16)	(.34)	10.80	14.21		438	.79		.69		1.02		1.49
10/31/12	9.25	.16	.66	.82	(.19)	(.09)	(.28)	9.79	9.15		376	.80		.70		1.04		1.73
Class R-4:
4/30/17[6,7]	10.94	.12	.43	.55	(.18)	(.14)	(.32)	11.17	5.20	[8]	471	.36	[9]	.36	[9]	.69	[9]	2.20	[9]
10/31/16	11.06	.21	.25	.46	(.13)	(.45)	(.58)	10.94	4.44		425	.39		.38		.71		2.00
10/31/15	11.40	.22	(.13)	.09	(.16)	(.27)	(.43)	11.06	.82		338	.47		.37		.71		2.01
10/31/14	10.88	.19	.71	.90	(.18)	(.20)	(.38)	11.40	8.43		272	.47		.37		.70		1.72
10/31/13	9.86	.18	1.21	1.39	(.21)	(.16)	(.37)	10.88	14.59		217	.47		.37		.70		1.81
10/31/12	9.31	.19	.67	.86	(.22)	(.09)	(.31)	9.86	9.56		182	.47		.37		.71		2.05
Class R-5E:
4/30/17[6,7]	10.93	.13	.44	.57	(.21)	(.14)	(.35)	11.15	5.36	[8]	41	.14	[9]	.14	[9]	.47	[9]	2.33	[9]
10/31/16[6,17]	11.04	.21	.29	.50	(.16)	(.45)	(.61)	10.93	4.87	[8]	29	.16	[9]	.16	[9]	.49	[9]	2.01	[9]
Class R-5:
4/30/17[6,7]	11.03	.14	.44	.58	(.21)	(.14)	(.35)	11.26	5.46	[8]	230	.06	[9]	.06	[9]	.39	[9]	2.47	[9]
10/31/16	11.15	.25	.24	.49	(.16)	(.45)	(.61)	11.03	4.70		181	.09		.07		.40		2.28
10/31/15	11.48	.26	(.13)	.13	(.19)	(.27)	(.46)	11.15	1.17		141	.17		.07		.41		2.29
10/31/14	10.95	.22	.72	.94	(.21)	(.20)	(.41)	11.48	8.76		126	.16		.06		.39		1.98
10/31/13	9.92	.21	1.22	1.43	(.24)	(.16)	(.40)	10.95	14.94		97	.17		.07		.40		2.09
10/31/12	9.37	.22	.67	.89	(.25)	(.09)	(.34)	9.92	9.82		74	.17		.07		.41		2.30
Class R-6:
4/30/17[6,7]	11.00	.14	.44	.58	(.22)	(.14)	(.36)	11.22	5.42	[8]	1,130	.02	[9]	.02	[9]	.35	[9]	2.52	[9]
10/31/16	11.12	.26	.23	.49	(.16)	(.45)	(.61)	11.00	4.77		850	.03		.02		.35		2.38
10/31/15	11.45	.25	(.12)	.13	(.19)	(.27)	(.46)	11.12	1.22		627	.12		.02		.36		2.22
10/31/14	10.92	.22	.72	.94	(.21)	(.20)	(.41)	11.45	8.83		273	.12		.02		.35		1.99
10/31/13	9.90	.21	1.21	1.42	(.24)	(.16)	(.40)	10.92	14.92		73	.12		.02		.35		2.09
10/31/12	9.34	.22	.69	.91	(.26)	(.09)	(.35)	9.90	10.01		34	.13		.03		.37		2.28

See page 78 for footnotes.

American Funds Target Date Retirement Series	75

Financial highlights (continued)

2010 Fund

		Income (loss) from investment operations[1]				Dividends and distributions								Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income		Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class A:
4/30/17[6,7]	$10.34	$.11		$.38	$.49	$(.18)	$(.09)	$(.27)	$10.56	4.85%[8]		$581		.38%[9]		.38%[9]		.70%[9]		2.22%[9]
10/31/16	10.36	.21		.22	.43	(.14)	(.31)	(.45)	10.34	4.38		573		.39		.38		.71		2.11
10/31/15	10.76	.23		(.15)	.08	(.16)	(.32)	(.48)	10.36	.70		576		.46		.36		.69		2.20
10/31/14	10.51	.21		.58	.79	(.22)	(.32)	(.54)	10.76	7.82		592		.47		.37		.70		2.02
10/31/13	9.77	.22		.89	1.11	(.25)	(.12)	(.37)	10.51	11.77		542		.48		.38		.70		2.24
10/31/12	9.37	.24		.60	.84	(.28)	(.16)	(.44)	9.77	9.33		511		.49		.39		.72		2.56
Class B:
4/30/17[6,7]	10.33	.10		.39	.49	—	(.09)	(.09)	10.73	4.82	[8]	—	[12]	.52	[9]	.52	[9]	.84	[9]	1.98	[9]
10/31/16	10.27	.12		.25	.37	—	(.31)	(.31)	10.33	3.76	[13]	—	[12]	1.05	[13]	1.01	[13]	1.34	[13]	1.24	[13]
10/31/15	10.71	.15		(.15)	—	(.12)	(.32)	(.44)	10.27	(.03)[13]		—	[12]	1.17	[13]	1.07	[13]	1.40	[13]	1.47	[13]
10/31/14[6,18]	10.22	.07		.42	.49	—	—	—	10.71	4.79	[8,13]	—	[12]	1.17	[9,13]	1.07	[9,13]	1.40	[9,13]	.93	[9,13]
Class C:
4/30/17[6,7]	10.19	.07		.37	.44	(.12)	(.09)	(.21)	10.42	4.41	[8]	24		1.12	[9]	1.12	[9]	1.44	[9]	1.47	[9]
10/31/16	10.23	.13		.22	.35	(.08)	(.31)	(.39)	10.19	3.66		22		1.14		1.13		1.46		1.34
10/31/15	10.71	.14		(.15)	(.01)	(.15)	(.32)	(.47)	10.23	(.14)		14		1.22		1.12		1.45		1.40
10/31/14[6,18]	10.22	.08		.41	.49	—	—	—	10.71	4.79	[8]	6		1.21	[9]	1.11	[9]	1.44	[9]	1.04	[9]
Class T:
4/30/17[6,7,14]	10.48	—	[10]	.08	.08	—	—	—	10.56	.76	[8,13]	—	[12]	.01	[8,13]	.01	[8,13]	.33	[8,13]	.04	[8,13]
Class F-1:
4/30/17[6,7]	10.31	.12		.37	.49	(.19)	(.09)	(.28)	10.52	4.93	[8]	7		.38	[9]	.38	[9]	.70	[9]	2.27	[9]
10/31/16	10.35	.21		.21	.42	(.15)	(.31)	(.46)	10.31	4.30		3		.39		.38		.71		2.04
10/31/15	10.76	.21		(.14)	.07	(.16)	(.32)	(.48)	10.35	.68		1		.48		.38		.71		2.06
10/31/14[6,18]	10.22	.11		.43	.54	—	—	—	10.76	5.28	[8]	1		.47	[9]	.37	[9]	.70	[9]	1.56	[9]
Class F-2:
4/30/17[6,7]	10.35	.13		.37	.50	(.21)	(.09)	(.30)	10.55	4.96	[8]	6		.13	[9]	.13	[9]	.45	[9]	2.47	[9]
10/31/16	10.37	.24		.22	.46	(.17)	(.31)	(.48)	10.35	4.69		5		.13		.12		.45		2.35
10/31/15	10.78	.26		(.16)	.10	(.19)	(.32)	(.51)	10.37	.89		2		.23		.13		.46		2.52
10/31/14[6,18]	10.22	.14		.42	.56	—	—	—	10.78	5.48	[8]	1		.23	[9]	.13	[9]	.46	[9]	1.93	[9]
Class F-3:
4/30/17[6,7,15]	10.31	.03		.22	.25	—	—	—	10.56	2.42	[8]	—	[12]	.03	[8]	.01	[8]	.33	[8]	.35	[8]
Class R-1:
4/30/17[6,7]	10.23	.08		.36	.44	(.09)	(.09)	(.18)	10.49	4.39	[8]	5		1.14	[9]	1.14	[9]	1.46	[9]	1.48	[9]
10/31/16	10.25	.13		.22	.35	(.06)	(.31)	(.37)	10.23	3.58		5		1.18		1.17		1.50		1.30
10/31/15	10.66	.14		(.15)	(.01)	(.08)	(.32)	(.40)	10.25	(.10)		4		1.25		1.15		1.48		1.40
10/31/14	10.43	.13		.57	.70	(.15)	(.32)	(.47)	10.66	6.91		5		1.25		1.15		1.48		1.23
10/31/13	9.68	.14		.89	1.03	(.16)	(.12)	(.28)	10.43	11.00		4		1.26		1.16		1.48		1.44
10/31/12	9.29	.17		.59	.76	(.21)	(.16)	(.37)	9.68	8.48		4		1.25		1.14		1.47		1.82
Class R-2:
4/30/17[6,7]	10.17	.08		.36	.44	(.10)	(.09)	(.19)	10.42	4.47	[8]	132		1.09	[9]	1.09	[9]	1.41	[9]	1.51	[9]
10/31/16	10.19	.14		.21	.35	(.06)	(.31)	(.37)	10.17	3.66		130		1.14		1.12		1.45		1.38
10/31/15	10.60	.16		(.17)	(.01)	(.08)	(.32)	(.40)	10.19	(.10)		135		1.15		1.05		1.38		1.51
10/31/14	10.36	.14		.57	.71	(.15)	(.32)	(.47)	10.60	7.13		149		1.17		1.07		1.40		1.34
10/31/13	9.63	.15		.88	1.03	(.18)	(.12)	(.30)	10.36	11.08		144		1.15		1.05		1.37		1.57
10/31/12	9.25	.18		.58	.76	(.22)	(.16)	(.38)	9.63	8.45		135		1.18		1.08		1.41		1.89
Class R-2E:
4/30/17[6,7]	10.23	.09		.36	.45	(.16)	(.09)	(.25)	10.43	4.57	[8]	26		.81	[9]	.81	[9]	1.13	[9]	1.70	[9]
10/31/16	10.33	.15		.23	.38	(.17)	(.31)	(.48)	10.23	3.92		16		.81		.81		1.14		1.52
10/31/15	10.77	.19		(.13)	.06	(.18)	(.32)	(.50)	10.33	.58		—	[12]	.78		.68		1.01		1.81
10/31/14[6,19]	10.78	.04		(.05)	(.01)	—	—	—	10.77	(.09)[8,13]		—	[12]	.06	[8,13]	.04	[8,13]	.37	[8,13]	.42	[8,13]

76	American Funds Target Date Retirement Series

2010 Fund

		Income (loss) from investment operations[1]			Dividends and distributions							Ratio of		Ratio of
Period ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)	expenses to average net assets before waivers/ reimburse- ments[4]		expenses to average net assets after waivers/ reimburse- ments[3,4]		Net effective expense ratio[3,5]		Ratio of net income to average net assets[3]
Class R-3:
4/30/17[6,7]	$10.26	$.10	$.37	$.47	$(.15)	$(.09)	$(.24)	$10.49	4.72%[8]		$284	.66%[9]		.66%[9]		.98%[9]		1.93%[9]
10/31/16	10.29	.18	.21	.39	(.11)	(.31)	(.42)	10.26	3.99		262	.72		.70		1.03		1.79
10/31/15	10.69	.19	(.15)	.04	(.12)	(.32)	(.44)	10.29	.38		223	.79		.69		1.02		1.86
10/31/14	10.45	.18	.57	.75	(.19)	(.32)	(.51)	10.69	7.44		205	.79		.69		1.02		1.70
10/31/13	9.71	.19	.89	1.08	(.22)	(.12)	(.34)	10.45	11.47		197	.79		.69		1.01		1.93
10/31/12	9.32	.21	.59	.80	(.25)	(.16)	(.41)	9.71	8.90		178	.80		.70		1.03		2.25
Class R-4:
4/30/17[6,7]	10.32	.11	.38	.49	(.18)	(.09)	(.27)	10.54	4.88	[8]	332	.36	[9]	.36	[9]	.68	[9]	2.22	[9]
10/31/16	10.35	.21	.21	.42	(.14)	(.31)	(.45)	10.32	4.34		303	.40		.38		.71		2.09
10/31/15	10.76	.23	(.16)	.07	(.16)	(.32)	(.48)	10.35	.63		236	.47		.37		.70		2.19
10/31/14	10.51	.21	.58	.79	(.22)	(.32)	(.54)	10.76	7.84		170	.47		.37		.70		2.02
10/31/13	9.77	.22	.89	1.11	(.25)	(.12)	(.37)	10.51	11.79		138	.47		.37		.69		2.24
10/31/12	9.37	.24	.60	.84	(.28)	(.16)	(.44)	9.77	9.34		114	.47		.37		.70		2.57
Class R-5E:
4/30/17[6,7]	10.32	.12	.37	.49	(.20)	(.09)	(.29)	10.52	4.93	[8]	39	.14	[9]	.14	[9]	.46	[9]	2.42	[9]
10/31/16[6,17]	10.32	.21	.27	.48	(.17)	(.31)	(.48)	10.32	4.97	[8]	33	.17	[9]	.17	[9]	.50	[9]	2.12	[9]
Class R-5:
4/30/17[6,7]	10.41	.13	.37	.50	(.21)	(.09)	(.30)	10.61	4.95	[8]	170	.07	[9]	.07	[9]	.39	[9]	2.48	[9]
10/31/16	10.43	.24	.22	.46	(.17)	(.31)	(.48)	10.41	4.67		119	.09		.08		.41		2.38
10/31/15	10.83	.26	(.15)	.11	(.19)	(.32)	(.51)	10.43	1.01		88	.18		.08		.41		2.45
10/31/14	10.58	.23	.59	.82	(.25)	(.32)	(.57)	10.83	8.11		71	.17		.07		.40		2.22
10/31/13	9.83	.25	.90	1.15	(.28)	(.12)	(.40)	10.58	12.15		43	.17		.07		.39		2.48
10/31/12	9.43	.27	.60	.87	(.31)	(.16)	(.47)	9.83	9.60		46	.17		.07		.40		2.89
Class R-6:
4/30/17[6,7]	10.38	.13	.38	.51	(.21)	(.09)	(.30)	10.59	5.10	[8]	768	.03	[9]	.03	[9]	.35	[9]	2.55	[9]
10/31/16	10.40	.26	.20	.46	(.17)	(.31)	(.48)	10.38	4.75		571	.04		.02		.35		2.51
10/31/15	10.81	.24	(.14)	.10	(.19)	(.32)	(.51)	10.40	.95		490	.13		.03		.36		2.33
10/31/14	10.56	.23	.60	.83	(.26)	(.32)	(.58)	10.81	8.18		163	.12		.02		.35		2.22
10/31/13	9.81	.25	.90	1.15	(.28)	(.12)	(.40)	10.56	12.21		41	.12		.02		.34		2.53
10/31/12	9.41	.27	.60	.87	(.31)	(.16)	(.47)	9.81	9.68		19	.13		.03		.36		2.86

See page 78 for footnotes.

American Funds Target Date Retirement Series	77

Financial highlights (continued)

	Six months ended		Year ended October 31
Portfolio turnover rate for all share classes	April 30, 2017[6,7,8]		2016	2015	2014	2013	2012
2060 Fund	4%		12%	20%[6,8,11]
2055 Fund	—	[20]	3	6	2%	6%	10%
2050 Fund	—	[20]	2	6	1	2	7
2045 Fund	—	[20]	3	5	1	2	3
2040 Fund	—	[20]	2	5	1	2	2
2035 Fund	—	[20]	3	5	1	2	2
2030 Fund	—	[20]	3	6	2	2	4
2025 Fund	—	[20]	5	9	3	2	3
2020 Fund	—	[20]	5	8	4	3	4
2015 Fund	2		8	15	6	7	8
2010 Fund	3		14	19	17	18	10

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges.
[3]	This column reflects the impact, if any, of certain waivers/reimbursements from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services, reimbursed transfer agent services for certain share classes and reimbursed a portion of miscellaneous fees and expenses during the funds’ startup period.
[4]	This column does not include expenses of the underlying funds in which each fund invests.
[5]	This column reflects the net effective expense ratios for each fund and class, which are unaudited. These ratios include each class’s expense ratio combined with the weighted average net expense ratio of the underlying funds for the periods presented. See Expense Example for further information regarding fees and expenses.
[6]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[7]	Unaudited.
[8]	Not annualized.
[9]	Annualized.
[10]	Amount less than $.01.
[11]	For the period March 27, 2015, commencement of investment operations, through October 31, 2015.
[12]	Amount less than $1 million.
[13]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[14]	Class T shares began investment operations on April 7, 2017.
[15]	Class F-3 shares began investment operations on January 27, 2017.
[16]	Amount less than .01%.
[17]	Class R-5E shares began investment operations on November 20, 2015.
[18]	Class B, C, F-1 and F-2 shares began investment operations on February 21, 2014.
[19]	Class R-2E shares began investment operations on August 29, 2014.
[20]	Amount is either less than 1% or there is no turnover.

See Notes to Financial Statements

78	American Funds Target Date Retirement Series

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2016, through April 30, 2017).

Actual expenses:

The first line of each share class in the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the tables on the following pages are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

American Funds Target Date Retirement Series	79

2060 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,108.92	$1.93	.37%	$4.03	.77%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class B – actual return	1,000.00	1,108.20	2.56	.49	4.65	.89
Class B – assumed 5% return	1,000.00	1,022.36	2.46	.49	4.46	.89
Class C – actual return	1,000.00	1,105.18	6.42	1.23	8.51	1.63
Class C – assumed 5% return	1,000.00	1,018.70	6.16	1.23	8.15	1.63
Class T – actual return[5]	1,000.00	1,018.29	.10	.15	.35	.55
Class T – assumed 5% return[5]	1,000.00	1,024.05	.75	.15	2.76	.55
Class F-1 – actual return	1,000.00	1,109.00	2.46	.47	4.55	.87
Class F-1 – assumed 5% return	1,000.00	1,022.46	2.36	.47	4.36	.87
Class F-2 – actual return	1,000.00	1,109.83	1.20	.23	3.30	.63
Class F-2 – assumed 5% return	1,000.00	1,023.65	1.15	.23	3.16	.63
Class F-3 – actual return[6]	1,000.00	1,045.07	0.00	0.00	1.04	.40
Class F-3 – assumed 5% return[6]	1,000.00	1,024.79	0.00	0.00	2.01	.40
Class R-1 – actual return	1,000.00	1,105.04	6.32	1.21	8.40	1.61
Class R-1 – assumed 5% return	1,000.00	1,018.79	6.06	1.21	8.05	1.61
Class R-2 – actual return	1,000.00	1,104.99	6.42	1.23	8.51	1.63
Class R-2 – assumed 5% return	1,000.00	1,018.70	6.16	1.23	8.15	1.63
Class R-2E – actual return	1,000.00	1,105.79	4.80	.92	6.89	1.32
Class R-2E – assumed 5% return	1,000.00	1,020.23	4.61	.92	6.61	1.32
Class R-3 – actual return	1,000.00	1,107.72	4.02	.77	6.11	1.17
Class R-3 – assumed 5% return	1,000.00	1,020.98	3.86	.77	5.86	1.17
Class R-4 – actual return	1,000.00	1,109.04	2.51	.48	4.60	.88
Class R-4 – assumed 5% return	1,000.00	1,022.41	2.41	.48	4.41	.88
Class R-5E – actual return	1,000.00	1,109.29	1.36	.26	3.45	.66
Class R-5E – assumed 5% return	1,000.00	1,023.51	1.30	.26	3.31	.66
Class R-5 – actual return	1,000.00	1,110.64	.89	.17	2.98	.57
Class R-5 – assumed 5% return	1,000.00	1,023.95	.85	.17	2.86	.57
Class R-6 – actual return	1,000.00	1,110.72	.68	.13	2.77	.53
Class R-6 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.66	.53

80	American Funds Target Date Retirement Series

2055 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,110.03	$1.83	.35%	$3.92	.75%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.76	.75
Class B – actual return	1,000.00	1,109.82	1.99	.38	4.08	.78
Class B – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class C – actual return	1,000.00	1,104.54	6.00	1.15	8.09	1.55
Class C – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.75	1.55
Class T – actual return[5]	1,000.00	1,017.95	.11	.18	.37	.58
Class T – assumed 5% return[5]	1,000.00	1,023.90	.90	.18	2.91	.58
Class F-1 – actual return	1,000.00	1,109.68	1.99	.38	4.08	.78
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class F-2 – actual return	1,000.00	1,110.25	.73	.14	2.83	.54
Class F-2 – assumed 5% return	1,000.00	1,024.10	.70	.14	2.71	.54
Class F-3 – actual return[6]	1,000.00	1,045.42	.08	.03	1.12	.43
Class F-3 – assumed 5% return[6]	1,000.00	1,024.65	.15	.03	2.16	.43
Class R-1 – actual return	1,000.00	1,104.48	6.05	1.16	8.14	1.56
Class R-1 – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.80	1.56
Class R-2 – actual return	1,000.00	1,105.05	5.95	1.14	8.04	1.54
Class R-2 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.70	1.54
Class R-2E – actual return	1,000.00	1,106.62	4.39	.84	6.48	1.24
Class R-2E – assumed 5% return	1,000.00	1,020.63	4.21	.84	6.21	1.24
Class R-3 – actual return	1,000.00	1,107.60	3.55	.68	5.64	1.08
Class R-3 – assumed 5% return	1,000.00	1,021.42	3.41	.68	5.41	1.08
Class R-4 – actual return	1,000.00	1,109.58	1.99	.38	4.08	.78
Class R-4 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.91	.78
Class R-5E – actual return	1,000.00	1,109.91	.94	.18	3.03	.58
Class R-5E – assumed 5% return	1,000.00	1,023.90	.90	.18	2.91	.58
Class R-5 – actual return	1,000.00	1,111.26	.47	.09	2.57	.49
Class R-5 – assumed 5% return	1,000.00	1,024.35	.45	.09	2.46	.49
Class R-6 – actual return	1,000.00	1,111.51	.21	.04	2.30	.44
Class R-6 – assumed 5% return	1,000.00	1,024.60	.20	.04	2.21	.44

See end of tables for footnotes.

American Funds Target Date Retirement Series	81

2050 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,109.71	$1.83	.35%	$3.92	.75%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.76	.75
Class B – actual return	1,000.00	1,108.81	2.93	.56	5.02	.96
Class B – assumed 5% return	1,000.00	1,022.02	2.81	.56	4.81	.96
Class C – actual return	1,000.00	1,105.86	5.90	1.13	7.99	1.53
Class C – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.65	1.53
Class T – actual return[5]	1,000.00	1,017.83	.11	.17	.36	.57
Class T – assumed 5% return[5]	1,000.00	1,023.95	.85	.17	2.86	.57
Class F-1 – actual return	1,000.00	1,109.24	1.94	.37	4.03	.77
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.86	.77
Class F-2 – actual return	1,000.00	1,110.66	.63	.12	2.72	.52
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.61	.52
Class F-3 – actual return[6]	1,000.00	1,045.77	.05	.02	1.09	.42
Class F-3 – assumed 5% return[6]	1,000.00	1,024.70	.10	.02	2.11	.42
Class R-1 – actual return	1,000.00	1,105.44	5.95	1.14	8.04	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.70	1.54
Class R-2 – actual return	1,000.00	1,105.43	5.79	1.11	7.88	1.51
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.55	1.51
Class R-2E – actual return	1,000.00	1,107.59	4.29	.82	6.38	1.22
Class R-2E – assumed 5% return	1,000.00	1,020.73	4.11	.82	6.11	1.22
Class R-3 – actual return	1,000.00	1,107.78	3.45	.66	5.54	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.31	1.06
Class R-4 – actual return	1,000.00	1,109.21	1.88	.36	3.97	.76
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.81	.76
Class R-5E – actual return	1,000.00	1,110.71	.84	.16	2.93	.56
Class R-5E – assumed 5% return	1,000.00	1,024.00	.80	.16	2.81	.56
Class R-5 – actual return	1,000.00	1,110.89	.37	.07	2.46	.47
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.36	.47
Class R-6 – actual return	1,000.00	1,110.75	.16	.03	2.25	.43
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	2.16	.43

82	American Funds Target Date Retirement Series

2045 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,108.52	$1.73	.33%	$3.82	.73%
Class A – assumed 5% return	1,000.00	1,023.16	1.66	.33	3.66	.73
Class B – actual return	1,000.00	1,105.68	5.38	1.03	7.47	1.43
Class B – assumed 5% return	1,000.00	1,019.69	5.16	1.03	7.15	1.43
Class C – actual return	1,000.00	1,104.29	5.90	1.13	7.98	1.53
Class C – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.65	1.53
Class T – actual return[5]	1,000.00	1,017.44	.11	.17	.36	.57
Class T – assumed 5% return[5]	1,000.00	1,023.95	.85	.17	2.86	.57
Class F-1 – actual return	1,000.00	1,108.06	1.88	.36	3.97	.76
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.81	.76
Class F-2 – actual return	1,000.00	1,109.27	.63	.12	2.72	.52
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.61	.52
Class F-3 – actual return[6]	1,000.00	1,045.52	.05	.02	1.09	.42
Class F-3 – assumed 5% return[6]	1,000.00	1,024.70	.10	.02	2.11	.42
Class R-1 – actual return	1,000.00	1,103.52	5.95	1.14	8.03	1.54
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.70	1.54
Class R-2 – actual return	1,000.00	1,103.69	5.79	1.11	7.88	1.51
Class R-2 – assumed 5% return	1,000.00	1,019.29	5.56	1.11	7.55	1.51
Class R-2E – actual return	1,000.00	1,106.16	4.23	.81	6.32	1.21
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	6.06	1.21
Class R-3 – actual return	1,000.00	1,106.75	3.45	.66	5.54	1.06
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.31	1.06
Class R-4 – actual return	1,000.00	1,107.95	1.88	.36	3.97	.76
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.81	.76
Class R-5E – actual return	1,000.00	1,109.43	.78	.15	2.88	.55
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75	.15	2.76	.55
Class R-5 – actual return	1,000.00	1,110.37	.37	.07	2.46	.47
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	2.36	.47
Class R-6 – actual return	1,000.00	1,110.35	.10	.02	2.20	.42
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42

See end of tables for footnotes.

American Funds Target Date Retirement Series	83

2040 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,106.18	$1.83	.35%	$3.92	.75%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.76	.75
Class B – actual return	1,000.00	1,101.86	6.05	1.16	8.13	1.56
Class B – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.80	1.56
Class C – actual return	1,000.00	1,101.93	5.84	1.12	7.92	1.52
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.60	1.52
Class T – actual return[5]	1,000.00	1,017.64	.10	.16	.36	.56
Class T – assumed 5% return[5]	1,000.00	1,024.00	.80	.16	2.81	.56
Class F-1 – actual return	1,000.00	1,105.83	1.88	.36	3.97	.76
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.81	.76
Class F-2 – actual return	1,000.00	1,107.11	.63	.12	2.72	.52
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.61	.52
Class F-3 – actual return[6]	1,000.00	1,045.29	.03	.01	1.07	.41
Class F-3 – assumed 5% return[6]	1,000.00	1,024.74	.05	.01	2.06	.41
Class R-1 – actual return	1,000.00	1,101.72	5.89	1.13	7.97	1.53
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.65	1.53
Class R-2 – actual return	1,000.00	1,101.80	5.73	1.10	7.82	1.50
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.50	1.50
Class R-2E – actual return	1,000.00	1,103.85	4.23	.81	6.31	1.21
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	6.06	1.21
Class R-3 – actual return	1,000.00	1,104.98	3.39	.65	5.48	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.26	1.05
Class R-4 – actual return	1,000.00	1,105.71	1.88	.36	3.97	.76
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.81	.76
Class R-5E – actual return	1,000.00	1,107.04	.73	.14	2.82	.54
Class R-5E – assumed 5% return	1,000.00	1,024.10	.70	.14	2.71	.54
Class R-5 – actual return	1,000.00	1,107.39	.31	.06	2.40	.46
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.31	.46
Class R-6 – actual return	1,000.00	1,108.14	.10	.02	2.20	.42
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.11	.42

84	American Funds Target Date Retirement Series

2035 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,101.63	$1.77	.34%	$3.80	.73%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.66	.73
Class B – actual return	1,000.00	1,098.00	5.93	1.14	7.96	1.53
Class B – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.65	1.53
Class C – actual return	1,000.00	1,097.74	5.83	1.12	7.85	1.51
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.55	1.51
Class T – actual return[5]	1,000.00	1,016.47	.10	.16	.35	.55
Class T – assumed 5% return[5]	1,000.00	1,024.00	.80	.16	2.76	.55
Class F-1 – actual return	1,000.00	1,101.65	1.88	.36	3.91	.75
Class F-1 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class F-2 – actual return	1,000.00	1,103.57	.57	.11	2.61	.50
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.51	.50
Class F-3 – actual return[6]	1,000.00	1,043.81	.03	.01	1.04	.40
Class F-3 – assumed 5% return[6]	1,000.00	1,024.74	.05	.01	2.01	.40
Class R-1 – actual return	1,000.00	1,097.63	5.88	1.13	7.91	1.52
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.60	1.52
Class R-2 – actual return	1,000.00	1,097.93	5.72	1.10	7.75	1.49
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.45	1.49
Class R-2E – actual return	1,000.00	1,099.05	4.22	.81	6.25	1.20
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	6.01	1.20
Class R-3 – actual return	1,000.00	1,100.68	3.44	.66	5.47	1.05
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	5.26	1.05
Class R-4 – actual return	1,000.00	1,102.07	1.88	.36	3.91	.75
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.76	.75
Class R-5E – actual return	1,000.00	1,103.40	.78	.15	2.82	.54
Class R-5E – assumed 5% return	1,000.00	1,024.05	.75	.15	2.71	.54
Class R-5 – actual return	1,000.00	1,102.99	.31	.06	2.35	.45
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.26	.45
Class R-6 – actual return	1,000.00	1,103.74	.10	.02	2.14	.41
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.06	.41

See end of tables for footnotes.

American Funds Target Date Retirement Series	85

2030 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,089.87	$1.76	.34%	$3.73	.72%
Class A – assumed 5% return	1,000.00	1,023.11	1.71	.34	3.61	.72
Class B – actual return	1,000.00	1,085.42	6.05	1.17	8.01	1.55
Class B – assumed 5% return	1,000.00	1,018.99	5.86	1.17	7.75	1.55
Class C – actual return	1,000.00	1,085.27	5.79	1.12	7.76	1.50
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.50	1.50
Class T – actual return[5]	1,000.00	1,014.42	.10	.16	.34	.54
Class T – assumed 5% return[5]	1,000.00	1,024.00	.80	.16	2.71	.54
Class F-1 – actual return	1,000.00	1,089.62	1.92	.37	3.89	.75
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.76	.75
Class F-2 – actual return	1,000.00	1,091.03	.57	.11	2.54	.49
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.46	.49
Class F-3 – actual return[6]	1,000.00	1,038.82	.03	.01	1.01	.39
Class F-3 – assumed 5% return[6]	1,000.00	1,024.74	.05	.01	1.96	.39
Class R-1 – actual return	1,000.00	1,085.18	5.84	1.13	7.81	1.51
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.55	1.51
Class R-2 – actual return	1,000.00	1,085.10	5.69	1.10	7.65	1.48
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.40	1.48
Class R-2E – actual return	1,000.00	1,086.21	4.19	.81	6.16	1.19
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.96	1.19
Class R-3 – actual return	1,000.00	1,087.71	3.36	.65	5.33	1.03
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.16	1.03
Class R-4 – actual return	1,000.00	1,089.44	1.87	.36	3.83	.74
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.71	.74
Class R-5E – actual return	1,000.00	1,090.83	.73	.14	2.70	.52
Class R-5E – assumed 5% return	1,000.00	1,024.10	.70	.14	2.61	.52
Class R-5 – actual return	1,000.00	1,091.37	.31	.06	2.28	.44
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.21	.44
Class R-6 – actual return	1,000.00	1,091.26	.10	.02	2.07	.40
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	2.01	.40

86	American Funds Target Date Retirement Series

2025 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,072.63	$1.80	.35%	$3.65	.71%
Class A – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.56	.71
Class B – actual return	1,000.00	1,068.13	5.95	1.16	7.79	1.52
Class B – assumed 5% return	1,000.00	1,019.04	5.81	1.16	7.60	1.52
Class C – actual return	1,000.00	1,068.00	5.74	1.12	7.59	1.48
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.40	1.48
Class T – actual return[5]	1,000.00	1,011.99	.10	.16	.33	.52
Class T – assumed 5% return[5]	1,000.00	1,024.00	.80	.16	2.61	.52
Class F-1 – actual return	1,000.00	1,073.00	1.90	.37	3.75	.73
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.66	.73
Class F-2 – actual return	1,000.00	1,073.76	.57	.11	2.42	.47
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.36	.47
Class F-3 – actual return[6]	1,000.00	1,033.44	.03	.01	.96	.37
Class F-3 – assumed 5% return[6]	1,000.00	1,024.74	.05	.01	1.86	.37
Class R-1 – actual return	1,000.00	1,068.37	5.80	1.13	7.64	1.49
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.45	1.49
Class R-2 – actual return	1,000.00	1,068.49	5.64	1.10	7.49	1.46
Class R-2 – assumed 5% return	1,000.00	1,019.34	5.51	1.10	7.30	1.46
Class R-2E – actual return	1,000.00	1,070.09	4.16	.81	6.01	1.17
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.86	1.17
Class R-3 – actual return	1,000.00	1,070.51	3.34	.65	5.19	1.01
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	5.06	1.01
Class R-4 – actual return	1,000.00	1,072.25	1.85	.36	3.70	.72
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.61	.72
Class R-5E – actual return	1,000.00	1,073.54	.72	.14	2.57	.50
Class R-5E – assumed 5% return	1,000.00	1,024.10	.70	.14	2.51	.50
Class R-5 – actual return	1,000.00	1,073.46	.31	.06	2.16	.42
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.11	.42
Class R-6 – actual return	1,000.00	1,074.02	.10	.02	1.95	.38
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.91	.38

See end of tables for footnotes.

American Funds Target Date Retirement Series	87

2020 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,060.81	$1.89	.37%	$3.63	.71%
Class A – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.56	.71
Class B – actual return	1,000.00	1,056.95	5.87	1.15	7.60	1.49
Class B – assumed 5% return	1,000.00	1,019.09	5.76	1.15	7.45	1.49
Class C – actual return	1,000.00	1,055.89	5.71	1.12	7.44	1.46
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.30	1.46
Class T – actual return[5]	1,000.00	1,010.09	.10	.16	.32	.50
Class T – assumed 5% return[5]	1,000.00	1,024.00	.80	.16	2.51	.50
Class F-1 – actual return	1,000.00	1,060.54	1.89	.37	3.63	.71
Class F-1 – assumed 5% return	1,000.00	1,022.96	1.86	.37	3.56	.71
Class F-2 – actual return	1,000.00	1,061.99	.56	.11	2.30	.45
Class F-2 – assumed 5% return	1,000.00	1,024.25	.55	.11	2.26	.45
Class F-3 – actual return[6]	1,000.00	1,029.10	.08	.03	.96	.37
Class F-3 – assumed 5% return[6]	1,000.00	1,024.65	.15	.03	1.86	.37
Class R-1 – actual return	1,000.00	1,056.08	5.76	1.13	7.49	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.35	1.47
Class R-2 – actual return	1,000.00	1,056.94	5.56	1.09	7.29	1.43
Class R-2 – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.15	1.43
Class R-2E – actual return	1,000.00	1,057.88	4.08	.80	5.82	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.83	4.01	.80	5.71	1.14
Class R-3 – actual return	1,000.00	1,059.31	3.32	.65	5.05	.99
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.96	.99
Class R-4 – actual return	1,000.00	1,060.30	1.79	.35	3.52	.69
Class R-4 – assumed 5% return	1,000.00	1,023.06	1.76	.35	3.46	.69
Class R-5E – actual return	1,000.00	1,061.80	.72	.14	2.45	.48
Class R-5E – assumed 5% return	1,000.00	1,024.10	.70	.14	2.41	.48
Class R-5 – actual return	1,000.00	1,061.72	.31	.06	2.04	.40
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	2.01	.40
Class R-6 – actual return	1,000.00	1,062.30	.10	.02	1.84	.36
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.81	.36

88	American Funds Target Date Retirement Series

2015 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,052.74	$1.98	.39%	$3.66	.72%
Class A – assumed 5% return	1,000.00	1,022.86	1.96	.39	3.61	.72
Class B – actual return	1,000.00	1,051.65	3.10	.61	4.78	.94
Class B – assumed 5% return	1,000.00	1,021.77	3.06	.61	4.71	.94
Class C – actual return	1,000.00	1,047.86	5.74	1.13	7.41	1.46
Class C – assumed 5% return	1,000.00	1,019.19	5.66	1.13	7.30	1.46
Class T – actual return[5]	1,000.00	1,008.11	.11	.17	.32	.50
Class T – assumed 5% return[5]	1,000.00	1,023.95	.85	.17	2.51	.50
Class F-1 – actual return	1,000.00	1,052.49	1.93	.38	3.61	.71
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.56	.71
Class F-2 – actual return	1,000.00	1,053.65	.61	.12	2.29	.45
Class F-2 – assumed 5% return	1,000.00	1,024.20	.60	.12	2.26	.45
Class F-3 – actual return[6]	1,000.00	1,025.64	.39	.15	1.24	.48
Class F-3 – assumed 5% return[6]	1,000.00	1,024.05	.75	.15	2.41	.48
Class R-1 – actual return	1,000.00	1,048.28	5.79	1.14	7.47	1.47
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.35	1.47
Class R-2 – actual return	1,000.00	1,049.26	5.49	1.08	7.16	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.44	5.41	1.08	7.05	1.41
Class R-2E – actual return	1,000.00	1,049.68	4.12	.81	5.79	1.14
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.71	1.14
Class R-3 – actual return	1,000.00	1,049.98	3.30	.65	4.98	.98
Class R-3 – assumed 5% return	1,000.00	1,021.57	3.26	.65	4.91	.98
Class R-4 – actual return	1,000.00	1,051.98	1.83	.36	3.51	.69
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.46	.69
Class R-5E – actual return	1,000.00	1,053.59	.71	.14	2.39	.47
Class R-5E – assumed 5% return	1,000.00	1,024.10	.70	.14	2.36	.47
Class R-5 – actual return	1,000.00	1,054.56	.31	.06	1.99	.39
Class R-5 – assumed 5% return	1,000.00	1,024.50	.30	.06	1.96	.39
Class R-6 – actual return	1,000.00	1,054.22	.10	.02	1.78	.35
Class R-6 – assumed 5% return	1,000.00	1,024.70	.10	.02	1.76	.35

See end of tables for footnotes.

American Funds Target Date Retirement Series	89

2010 Fund

	Beginning	Ending	Expenses		Effective	Effective
	account value	account value	paid during	Annualized	expenses paid	annualized
	11/1/2016	4/30/2017	period[1,2]	expense ratio[2]	during period[3]	expense ratio[4]
Class A – actual return	$1,000.00	$1,048.50	$1.93	.38%	$3.56	.70%
Class A – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.51	.70
Class B – actual return	1,000.00	1,048.20	2.64	.52	4.27	.84
Class B – assumed 5% return	1,000.00	1,022.22	2.61	.52	4.21	.84
Class C – actual return	1,000.00	1,044.14	5.68	1.12	7.30	1.44
Class C – assumed 5% return	1,000.00	1,019.24	5.61	1.12	7.20	1.44
Class T – actual return[5]	1,000.00	1,007.64	.11	.18	.32	.50
Class T – assumed 5% return[5]	1,000.00	1,023.90	.90	.18	2.51	.50
Class F-1 – actual return	1,000.00	1,049.29	1.93	.38	3.56	.70
Class F-1 – assumed 5% return	1,000.00	1,022.91	1.91	.38	3.51	.70
Class F-2 – actual return	1,000.00	1,049.61	.66	.13	2.29	.45
Class F-2 – assumed 5% return	1,000.00	1,024.15	.65	.13	2.26	.45
Class F-3 – actual return[6]	1,000.00	1,024.25	.08	.03	.90	.35
Class F-3 – assumed 5% return[6]	1,000.00	1,024.65	.15	.03	1.76	.35
Class R-1 – actual return	1,000.00	1,043.90	5.78	1.14	7.40	1.46
Class R-1 – assumed 5% return	1,000.00	1,019.14	5.71	1.14	7.30	1.46
Class R-2 – actual return	1,000.00	1,044.66	5.53	1.09	7.15	1.41
Class R-2 – assumed 5% return	1,000.00	1,019.39	5.46	1.09	7.05	1.41
Class R-2E – actual return	1,000.00	1,045.72	4.11	.81	5.73	1.13
Class R-2E – assumed 5% return	1,000.00	1,020.78	4.06	.81	5.66	1.13
Class R-3 – actual return	1,000.00	1,047.16	3.35	.66	4.97	.98
Class R-3 – assumed 5% return	1,000.00	1,021.52	3.31	.66	4.91	.98
Class R-4 – actual return	1,000.00	1,048.85	1.83	.36	3.45	.68
Class R-4 – assumed 5% return	1,000.00	1,023.01	1.81	.36	3.41	.68
Class R-5E – actual return	1,000.00	1,049.33	.71	.14	2.34	.46
Class R-5E – assumed 5% return	1,000.00	1,024.10	.70	.14	2.31	.46
Class R-5 – actual return	1,000.00	1,049.49	.36	.07	1.98	.39
Class R-5 – assumed 5% return	1,000.00	1,024.45	.35	.07	1.96	.39
Class R-6 – actual return	1,000.00	1,051.03	.15	.03	1.78	.35
Class R-6 – assumed 5% return	1,000.00	1,024.65	.15	.03	1.76	.35

[1]	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[2]	The “expenses paid during period” and “annualized expense ratio” do not include the expenses of the underlying funds in which each fund invests.
[3]	The “effective expenses paid during period” are equal to the “effective annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
[4]	The “effective annualized expense ratio” reflects the net annualized expense ratio of the class plus the class’s pro-rata share of the weighted average expense ratio of the underlying funds in which it invests. The annualized weighted average expense ratio of the underlying funds for the period reflects the net actual expense ratio of each underlying fund for the period, annualized and weighted for the fund’s relative average investment therein during the period.
[5]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the share class began investment operations on April 7, 2017. The “assumed 5% return” line is based on 181 days.
[6]	The period for the “annualized expense ratio,” the “effective annualized expense ratio” and the “actual return” line is based on the number of days since the share class began investment operations on January 27, 2017. The “assumed 5% return” line is based on 181 days.

90	American Funds Target Date Retirement Series

Approval of Investment Advisory and Service Agreement

American Funds Target Date Retirement Series’ board has approved the series’ Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2018. The board approved the agreement following the recommendation of the series’ Contracts Committee (the “committee”), which is composed of all of the series’ independent board members. The board and the committee determined that each fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CRMC to the funds under the agreement and other agreements, as well as the benefits to each fund’s shareholders from investing in a fund that is part of a large family of funds. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit each fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They noted that depending on the proximity to its target date, each fund seeks to achieve the following objectives to varying degrees — growth, income and conservation of capital. Additionally, the funds increasingly emphasize income and conservation of capital by investing a greater portion of their assets in bond, equity income and balanced funds as they approach and pass their target dates, and in this way the funds seek to balance total return and stability over time.

The board and the committee compared each fund’s investment results with relevant benchmarks, such as market indexes and fund averages, over various periods through June 30, 2016. This report, including the letter to shareholders and related disclosures, contains certain information about the fund’s investment results. The comparisons include the Standard & Poor’s 500 Composite Index, the MSCI ACWI (All Country World Index) ex USA, the Bloomberg Barclays U.S. Aggregate Index, the Lipper Mixed-Asset Target Funds Average for the applicable retirement year, the Morningstar U.S. Open End Target-Date Category for the applicable retirement year and the Standard & Poor’s Target Date Through Index for the applicable retirement year.

American Funds 2060 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P 500 Index and Bloomberg Barclays Index for the six-month and one-year periods and lifetime of the fund since March 27, 2015, and the S&P Target Date Index for the six-month period.

American Funds 2055 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P Target Date Index for the one-year period, and the Bloomberg Barclays Index for the six-month and one-year periods.

American Funds 2050 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P 500 Index for all periods, the Bloomberg Barclays Index for the six-month and one-year periods, and the S&P Target Date Index for the six-month period.

American Funds Target Date Retirement Series	91

American Funds 2045 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P 500 Index for all periods, the Bloomberg Barclays Index for the six-month and one-year periods, and the S&P Target Date Index for the six-month period.

American Funds 2040 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P 500 Index for all periods, the Bloomberg Barclays Index for the six-month and one-year periods, and the S&P Target Date Index for the six-month period.

American Funds 2035 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P 500 Index for all periods, the Bloomberg Barclays Index for the six-month and one-year periods, and the S&P Target Date Index for the six-month and one-year periods.

American Funds 2030 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P 500 Index for all periods, the Bloomberg Barclays Index for the six-month and one-year periods, and the S&P Target Date Index for the six-month period.

American Funds 2025 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P 500 Index for all periods but the six-month period, and the Bloomberg Barclays Index for the six-month and one-year periods.

American Funds 2020 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P 500 Index for all periods but the six-month period, and the Bloomberg Barclays Index for the six-month and one-year periods.

American Funds 2015 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P 500 Index for all periods but the six-month period, the Bloomberg Barclays Index for the one-year period and the S&P Target Date Index for the lifetime of the fund since February 1, 2007.

American Funds 2010 Target Date Retirement Fund The board and the committee noted that the fund’s investment results were higher than all of the comparisons, except the S&P 500 Index for all periods but the six-month period, the Bloomberg Barclays Index for the one-year period and lifetime of the fund since February 1, 2007, and the S&P Target Date Index for the lifetime of the fund since February 1, 2007.

The board and the committee concluded that each fund’s investment results have been satisfactory, and that CRMC’s record in managing the funds indicated that its continued management should benefit each fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the total expense levels of each fund to those of other relevant funds. They observed that each fund’s total expenses were less than the median and average of those of the other funds included in its Lipper category described above.

The board and the committee also reviewed the fee schedule of the funds (including the fees and expenses of the underlying American Funds in which the funds invest) to those of other relevant funds. The board and the committee noted CRMC’s prior elimination of the entire advisory fee payable by the funds under the agreement. In addition, they reviewed information regarding the effective advisory fees charged to other clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the underlying American Funds and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the funds and the other clients. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that each fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

92	American Funds Target Date Retirement Series

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with each fund and the underlying American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the funds’ principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting the benefits CRMC receives from the research obtained with commissions from portfolio transactions made on behalf of the underlying American Funds. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by each fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. The board and the committee concluded that each fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the funds’ shareholders.

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Offices of the series and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618-4518

Transfer agent for shareholder accounts
American Funds Service Company
(Write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
Morgan, Lewis & Bockius LLP
300 South Grand Avenue, 22nd Floor
Los Angeles, CA 90071-3132

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

100	American Funds Target Date Retirement Series

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

“Proxy Voting Guidelines for American Funds Target Date Retirement Series” — which describes how we vote proxies relating to the underlying funds held in the portfolios — is available on the American Funds website or upon request by calling AFS. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

Visit the American Funds website for more information on the securities held by the underlying funds in the American Funds Target Date Retirement Series portfolios.

American Funds Target Date Retirement Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at (800) SEC-0330. Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of American Funds Target Date Retirement Series, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the series. If used as sales material after June 30, 2017, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

The Standard & Poor’s 500 Composite Index (“Index”) is a product of S&P Dow Jones Indices LLC and/or its affiliates and has been licensed for use by Capital Group. Copyright © 2017 S&P Dow Jones Indices LLC, a division of S&P Global, and/or its affiliates. All rights reserved. Redistribution or reproduction in whole or in part are prohibited without written permission of S&P Dow Jones Indices LLC. MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products. Bloomberg® is a trademark of Bloomberg Finance L.P. (collectively with its affiliates, “Bloomberg”). Barclays® is a trademark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Neither Bloomberg nor Barclays approves or endorses this material, guarantees the accuracy or completeness of any information herein and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith. ©2017 Morningstar, Inc. All rights reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.

American Funds from Capital Group

The Capital AdvantageSM

Since 1931, American Funds, part of Capital Group, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in a superior long-term track record.

Aligned with investor success
We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment experience, including 21 years at our company, reflecting a career commitment to our long-term approach.[1]

The Capital SystemSM
The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior long-term track record
Equity funds have beaten their Lipper peer indexes in 93% of 10-year periods and 98% of 20-year periods. Fixed income funds have beaten their Lipper indexes in 80% of 10-year periods and 80% of 20-year periods.[2] Fund management fees have been among the lowest in the industry.[3]

[1]	Portfolio manager experience as of December 31, 2016.
[2]	Based on Class F-2 share results for rolling periods through December 31, 2016. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary. Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on Class A share results without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Please see americanfunds.com for more information on specific expense adjustments and the actual dates of first sale.
[3]	On average, our management fees were in the lowest quintile 73% of the time, based on the 20-year period ended December 31, 2016, versus comparable Lipper categories, excluding funds of funds.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES

By /s/ Michael J. Downer___________
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Downer__________________
Michael J. Downer, President and Principal Executive Officer

Date: June 30, 2017

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 30, 2017